File Nos.333-75718
                                                                     811-05716
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (X)
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.   14                                     (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            (X)
     Amendment No. 82                                                      (X)

     (Check    appropriate    box    or    boxes.)

     ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
     (formerly Preferred Life Variable Account C)
     ---------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     (formerly Preferred Life Insurance Company of New York)
     ---------------------------------------------
     (Name of Depositor)

     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service

-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Stewart D. Gregg, AVP & Senior Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913

It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __X__  on April 30, 2004 pursuant  to  paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Deferred Variable Annuity Contracts

                                     PART A



              THE USALLIANZ OPPORTUNITY(R)VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C

                                       AND

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our), formerly Preferred Life Insurance Company of New York.

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

The Contract is called "flexible purchase payment" because you can generally make Purchase Payments at any time and for any amount (subject to certain restrictions) during the Accumulation Phase, which is the first of the Contract's two phases.

The Contract is a "variable" contract because your Contract Values and/or variable Annuity Payments will increase or decrease depending on the performance of the underlying Investment Options you select. The Investment Options invest in different types of securities and follow varying investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

The Contract is called a "deferred" annuity contract because Annuity Payments to the Payee from the Contract are deferred until the Payout Phase, the second of the Contract's two phases. Annuity Payments do not begin until a specified period of time in the future (usually when you retire) or until the Annuitant reaches a certain age (the Income Date).

The Contract offers a bonus feature during the Accumulation Phase of 6% on each Purchase Payment we receive. We will accept Purchase Payments during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). After a withdrawal of Purchase Payments, a bonus only applies to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. For purposes of withdrawals, we first withdraw Purchase Payments and then any earnings.

We deduct a higher mortality and expense risk charge to cover the cost of providing the bonus. The increase is equal to 0.50% of the average daily assets invested in each subaccount on an annual basis. The withdrawal charge is also higher and extends for a longer period of time due to the bonus. We expect to recoup the cost of the bonus through collection of these higher charges. If you make a withdrawal while the withdrawal charge applies, the proceeds you receive may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

If you cancel your Contract during the free look/right to examine period, we will pay you the Contract Value less the amount of the bonus. If your Contract is an Individual Retirement Annuity we will pay you your initial Purchase Payment.


You can purchase this Contract if all owners and the Annuitant are age 80 or younger on the Issue Date. You can allocate your Purchase Payments to the Investment Choices available under your Contract. The Investment Choices currently include the variable Investment Options listed below and if you do not select a Guaranteed Benefit Package they also include any available Investment Choices under our general account. We may add, substitute or remove Investment Choices in the future. You can select up to 15 Investment Options at any one time.

AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio (1)
USAZ Davis NY Venture Fund (2), (4)

DREYFUS
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund
USAZ Dreyfus Founders Growth and Income Fund (2)
USAZ Dreyfus Premier Small Cap Value Fund (4)

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund Franklin
Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value Securities Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio (5)

OPPENHEIMER
Oppenheimer Global Securities Fund/VA (1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA (1)
USAZ Oppenheimer Emerging Growth Fund
USAZ Oppenheimer Emerging Technologies Fund (3)
USAZ Oppenheimer Global Fund (4)
USAZ Oppenheimer International Growth Fund (2)
USAZ Oppenheimer Main Street Fund (4)

PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO NFJ Small Cap Value Fund
USAZ PIMCO PEA Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund
USAZ PIMCO PEA Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio (1)

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Equity and Income Fund
USAZ Van Kampen Global Franchise Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund

(1) The Investment Option is available for additional Purchase Payments and/or transfers only to owners with Contract Value in this Investment Option on April 30, 2004. We filed an exemptive order application with the Securities and Exchange Commission in April, 2004 requesting an exemptive order permitting the following substitutions:

       INVESTMENT OPTION TO BE REPLACED               NEW INVESTMENT OPTION, CLASS 1 SHARES
       (THE "SUBSTITUTED FUNDS")                      (THE "SUBSTITUTE FUNDS")
     -------------------------------------------------------------------------------------------
     -------------------------------------------------------------------------------------------
       Davis VA Value Portfolio                       USAZ Davis NY Venture Fund
       Seligman Small-Cap Value Portfolio             USAZ Dreyfus Premier Small Cap Value
                                                      Fund
       Oppenheimer Global Securities Fund/VA          USAZ Oppenheimer Global Fund
       Oppenheimer Main Street Fund/VA                USAZ Oppenheimer Main Street Fund

     If the order is issued, the shares of the substitute funds will be exchanged for all shares of the corresponding substituted funds, and shares of the substituted funds will no longer be available through the Contracts.
     The issuance of an exemptive order is subject to regulatory approval and it is not certain whether or when an order will be issued.

(2)      The Investment Option name and subadviser have changed as of March 8, 2004 as follows:

     CURRENT NAME AND (SUBADVISER)                   PREVIOUS NAME AND (SUBADVISER)
     ----------------------------------------------- -------------------------------------------
     ----------------------------------------------- -------------------------------------------
     USAZ Davis NY Venture Fund                      USAZ AllianceBernstein Growth and Income
     (Davis Selected Advisers, L.P.)                 Fund
                                                     (Alliance Capital Management, L.P.)
     USAZ Dreyfus Founders Growth and Income Fund    USAZ AllianceBernstein Large Cap Growth
     (Founders Asset Management LLC)                 Fund
                                                     (Alliance Capital Management, L.P.)
     USAZ Oppenheimer International Growth Fund      USAZ Templeton Developed Markets Fund
     (OppenheimerFunds, Inc.)                        (Templeton Investment Counsel, LLC)

(3)      The Investment Option name and subadviser have changed as of December 8, 2003 as follows:

     CURRENT NAME AND (SUBADVISER)                   PREVIOUS NAME AND (SUBADVISER)
     ----------------------------------------------- -------------------------------------------
     ----------------------------------------------- -------------------------------------------
     USAZ Oppenheimer Emerging Technologies Fund     USAZ AllianceBernstein Technology Fund
     (OppenheimerFunds, Inc.)                        (Alliance Capital Management, L.P.)

(4)  This Investment Option offers both Class 1 shares (which do not have a Rule
     12b-1 fee) and Class 2 shares that carry a 0.25% Rule 12b-1 fee. Currently only the Class 2 shares are available. Class 1 shares will be issued in the substitution described in footnote 1 above, subject to regulatory approval.
(5)      The Investment Option name and subadviser have changed as of May 1, 2004 as follows:

     CURRENT NAME AND (SUBADVISER)                   PREVIOUS NAME AND (SUBADVISER)
     ----------------------------------------------- -------------------------------------------
     ----------------------------------------------- -------------------------------------------
     SP William Blair International Growth           SP Jennison International Growth
     Portfolio                                       Portfolio (Jennison Associates, LLC)
     (William Blair & Company LLC)

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.



Dated: April 30, 2004

TABLE OF CONTENTS
-------------------------------------------------------------------------------

Summary                                                  5

Fee Tables                                               9

1.The Variable Annuity Contract                         13

     Ownership                                          13
         Contract Owner                                 13
         Joint Owner                                    13
         Annuitant                                      13
         Payee                                          13
         Beneficiary                                    13
         Assignment of a Contract                       14


2. Annuity Payments (The Payout Phase)                  14
     Income Date                                        14
     Annuity Payments                                   14
     Partial Annuitization                              14
     Annuity Options                                    15
     Guaranteed Minimum Income Benefits
         (GMIBs) - Annuity Income Protection            16
     Traditional GMIB                                   17
     Enhanced GMIB                                      17
     GMIB Examples                                      19
     Amount Used to Calculate GMIB Annuity
         Payments                                       20


3. Purchase                                             20
     Purchase Payments                                  20
     Bonus                                              21
     Automatic Investment Plan                          21
     Allocation of Purchase Payments                    21
     Tax-Free Section 1035 Exchanges                    22
     Faxed Applications                                 22
     Free Look/Right to Examine                         22
     Accumulation Units                                 22


4.   Investment Options                                 23
     Substitution and Limitation on
         Further Investments                            28
     Transfers                                          28
         Telephone Transfers                            29
     Excessive Trading and Market Timing                29
     Dollar Cost Averaging (DCA) Program                31
     Flexible Rebalancing                               31
     Financial Advisers -
         Asset Allocation Programs                      32
     Voting Privileges                                  32


5.   Our General Account                                32

6. Expenses                                             32
     Mortality and Expense Risk (M&E) Charge            33
     Contract Maintenance Charge                        33
     Withdrawal Charge                                  34
         Partial Withdrawal Privilege                   35
         Reduction or Elimination of the
              Withdrawal Charge                         35
     Transfer Fee                                       35
     Premium Taxes                                      35
     Income Taxes                                       35
     Investment Option Expenses                         35


7. Taxes                                                36
     Annuity Contracts in General                       36
     Qualified Contracts                                36
     Multiple Contracts                                 37
     Partial 1035 Exchanges                             37
     Distributions-- Non-Qualified Contracts            37
     Distributions-- Qualified Contracts                38
     Assignments, Pledges and Gratuitous
         Transfers                                      39
     Death Benefits                                     39
     Diversification                                    39


8.   Access to Your Money                               40
     Guaranteed Partial Withdrawal Benefits
         (GPWBs)                                        40
     Systematic Withdrawal Program                      42
     Minimum Distribution Program                       42
     Suspension of Payments or Transfers                43

9.   Illustrations                                      43


10. Death Benefit                                       43
     Death of the Contract Owner                        44
     Death of the Annuitant                             44
     Traditional Guaranteed Minimum
         Death Benefit (Traditional GMDB)               44
     Enhanced Guaranteed Minimum
         Death Benefit (Enhanced GMDB)                  44
     Death Benefit Examples                             45
     Death Benefit Payment Options                      46

11. Other Information                                   46
     Allianz Life of New York                           46
     The Separate Account                               46
     Distribution                                       47
     Additional Credits for Certain Groups              48
     Administration/The Service Center                  48
     Financial Statements                               48


12. Glossary                                            48
13. Table of Contents of the Statement of
      Additional Information                            50

14. Privacy Notice                                      51

Appendix - Annual Operating Expenses
         For Each Investment Option                     52

SUMMARY
--------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life of New York provides a means for investing on a tax-deferred basis. The Contract is intended for retirement savings or other long-term investment purposes. You can purchase the Contract as a Non-Qualified Contract or as a Qualified Contract. The Contract provides several different Annuity Options that you can choose from. The Contract permits you to select up to 15 of the available Investment Options and any Investment Choices available under our general account.

This prospectus contains information on currently offered Contracts. Information regarding the product features of older Contracts that we no longer offer can be found in the Statement of Additional Information.

You may be able to select from one of two death benefits, subject to certain age restrictions. Under the Traditional Guaranteed Minimum Death Benefit (GMDB), we base the death benefit on the greater of:

o    Contract Value, or
o the Traditional GMDB value, which is total Purchase Payments (not including any bonus) adjusted for partial withdrawals.

If all owners are 79 or younger on the Issue Date, you may instead select the Enhanced GMDB for an additional mortality and expense risk (M&E) charge. Under the Enhanced GMDB, we base the death benefit on the greater of:

o    Contract Value, or
o the Enhanced GMDB value, which is the Maximum Anniversary Value (MAV) prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

THE ENHANCED GMDB DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND IT MAY NOT BE APPROPRIATE FOR ANY OWNER WHO IS 75 OR OLDER ON THE ISSUE DATE BECAUSE THE BENEFIT VALUES ARE LIMITED AFTER AGE 81. AS A RESULT, ANY OWNER WHO IS 75 OR OLDER SHOULD DETERMINE IF PURCHASING A BENEFIT FOR WHICH THERE IS AN ADDITIONAL COST IS APPROPRIATE FOR HIS/HER SITUATION.

You can only select one death benefit at Contract issue and once you select a death benefit you cannot change or cancel it. The death benefits are described in more detail in section 10, Death Benefit.

At Contract issue you have a choice of two optional Guaranteed Benefit Packages
(GBPs). Both GBPs carry an additional M&E charge. The Enhanced GBP is available only if all owners are 79 or younger on the Issue Date.

The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GMIBs guarantee a minimum level of income through Annuity Payments based on your GMIB value after the tenth Contract Year. The GPWBs provide income through scheduled annual partial withdrawals based on your GPWB value after the tenth Contract Year. Payments you receive under the GPWB will be treated as a withdrawal for tax purposes, and if you are younger than 59 1/2 when you exercise the GPWB, the payments may also be subject to a 10% tax penalty.

Prior to the exercise of the GPWB, your GPWB value is equal to your GMIB value. The Traditional GMIB/GPWB value is equal to your total Purchase Payments (not including any bonus) adjusted for partial withdrawals. The Enhanced GMIB/GPWB value is equal to either:

o the Annual Increase Amount prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus); or
o the MAV prior to any owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments (not including any bonus).

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. You may be able to select whether your Enhanced GMIB/GPWB value is equal to the MAV, 3% Annual Increase Amount or 5% Annual Increase Amount depending on their values.

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. IF YOU SELECT THE ENHANCED GBP AND THE 5% ANNUAL INCREASE AMOUNT IS SUBSEQUENTLY APPROVED IN YOUR STATE, WE WILL AUTOMATICALLY ADD THE FEATURE TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

If you exercise the GMIB, the GMDB and GPWB will cancel. However, if you exercise the GPWB you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining Contract Value or GMIB value; or a lump-sum payment of your remaining Contract Value.

In addition, if you elect to receive GPWB payments:

o   we will no longer accept Purchase Payments;
o the partial withdrawal privilege , systematic withdrawal program and minimum distribution programs are no longer available,
o your guaranteed values provided by the GMIB, GPWB and GMDB stop increasing, but these guaranteed values will decrease with each GPWB payment and any additional withdrawals you may make;
o   the Contract Value will also decrease with each GPWB payment; and
o any additional M&E charges for your guaranteed benefits will continue until your applicable endorsement terminates.

THE BENEFIT VALUES PROVIDED BY THE ENHANCED GMIB/GPWB ARE LIMITED AFTER AGE 81. AS A RESULT, ANY CONTRACT OWNER WHO IS AGE 75 OR OLDER SHOULD DETERMINE IF PURCHASING A BENEFIT FOR WHICH THERE IS AN ADDITIONAL COST IS APPROPRIATE FOR THEIR SITUATION. YOU MUST ALSO HOLD YOUR CONTRACT FOR TEN COMPLETE CONTRACT YEARS BEFORE YOU CAN EXERCISE EITHER A GMIB OR A GPWB. A GMIB/GPWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO HOLD YOUR CONTRACT FOR LESS THAN TEN YEARS.

The GMIBs/GPWBs may also have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). For additional information, please see section 8, Access to Your Money - Minimum Distribution Program.

You can only select one GBP and once you select a GBP you cannot change or cancel it. THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU IF YOU SELECT A GBP. For more details on the GMIBs, please see section 2, Annuity Payments (the Payout Phase). For more details on the GPWBs, please see section 8, Access to Your Money.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Any withdrawals made to pay these fees and charges are considered withdrawals under your Contract. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs. We do not sponsor these programs, set the fees for the programs, or assume any responsibility for the programs. For more information see section 4, Investment Options - Financial Advisers - Asset Allocation Programs.

We currently do not permit Contract Owners to borrow money from us using the Contract as security for the loan.

ANNUITY PAYMENTS: The Income Date is the date the Payee begins receiving Annuity Payments. You generally can elect to have us make Annuity Payments as a variable payout, a fixed payout, or a combination of both under a variety of Annuity Options. If you choose to have us make any part of the Annuity Payments as a variable payout, the dollar amount of the payments will go up or down based on the performance of your selected Investment Options. For more information, please see section 2, Annuity Payments (The Payout Phase).

PURCHASE: You can buy a Contract with $35,000 or more if all owners are age 80 or younger on the Issue Date. You can make additional Purchase Payments of any amount (or $100 or more if you select our automatic investment plan) during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). You cannot make additional Purchase Payments after you exercise the GPWB, after an owner turns 81 or after the Income Date. The maximum cumulative Purchase Payments we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities). Your registered representative can help you complete the appropriate forms. For more information, please see section 3, Purchase.

BONUS: For all Purchase Payments you make, we will credit the Contract with a bonus at the time of contribution to the Contract. The bonus credited to your contact is 6% of the Purchase Payment. After a withdrawal of Purchase Payments, a bonus only applies to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn. The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments, but it is included in the guaranteed benefits that are based on Contract Value.

Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right to examine period, you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the higher amount (Purchase Payment plus bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Annuity. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the bonus. For more information, please see section 3, Purchase - Bonus.

INVESTMENT CHOICES: You can allocate Purchase Payments to the Investment Choices available under the Contract. However, the general account Investment Choices are not available to you if you select a GBP. The principal value and investment returns on the variable Investment Options fluctuate and are not guaranteed and you can lose money. You can make transfers between the Investment Choices as permitted. For more information, please see section 4, Investment Options and section 5, Our General Account.

EXPENSES: Your Contract has insurance features and investment features, and there are costs related to each. For more information please see the Fee Tables and section 6, Expenses.

Each year, we deduct a $30 contract maintenance charge from your Contract Value during both the Accumulation and Payout Phases. We currently waive this charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Payout Phase if your Contract Value on the Income Date is at least $100,000.

We deduct a mortality and expense risk (M&E) charge from the assets in the Separate Account. The M&E charge varies during the Accumulation Phase depending upon the benefit options that apply to your Contract (see the following table). We calculate the M&E charge as a percentage of the average daily assets invested in a subaccount on an annual basis. The annual M&E charges during the Accumulation Phase are as follows:

                                          M&E CHARGE
                         ---------------------------------------------
                            TRADITIONAL ENHANCED GBP
                            NO GBP           GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

If you exercise the GPWB, the increased expenses associated with the GBPs will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

During the Payout Phase, the M&E charge is 1.90% of the average daily assets invested in a subaccount on an annual basis, regardless of the benefit options that apply. This expense is equal to the lowest charge because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

If you take money out of the Contract, we may assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for nine complete years.

You can make 12 free transfers each Contract Year. After that, we deduct a fee of $25 for each additional transfer. Currently we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase.

Each Investment Option deducts management fees and expenses from the amounts you have in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2002, these expenses and fees ranged, on an annual basis, from 0.52% to 11.52% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

We will pay sales commissions to broker/dealers who sell the Contracts. For a discussion of these arrangements see section 11, Other Information - Distribution.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts. For more information please see section 7, Taxes.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a withdrawal charge (see section 6, Expenses). You may also have to pay income tax and a tax penalty on any money you take out (see section 7, Taxes for more information on the tax implication of withdrawals). The IRS may apply limits on withdrawals under certain Qualified Contracts. For more information please see section 8, Access to Your Money.

DEATH BENEFIT: If you die during the Accumulation Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit proceeds depends on which death benefit option applies to your Contract. There may be a death benefit during the Payout Phase depending on the selected Annuity Option. For more information please see section 10, Death Benefit.

FREE-LOOK/RIGHT TO EXAMINE: You can cancel your Contract within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or the qualification type of your Contract. We will pay you the Contract Value less any bonus on the day we receive your request to cancel the Contract at our Service Center. This may be more or less than your original Purchase Payment. If you have purchased the Contract as an IRA, we will refund your Purchase Payment. The free look provision under the Contract is also called the right to examine. For more information please see section 3, Purchase - Free Look/Right to Examine.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE OF NEW YORK AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. FOR MORE INFORMATION PLEASE SEE THE PRIVACY NOTICE THAT APPEARS IN SECTION 14 OF THIS PROSPECTUS.

INQUIRIES: If you have any questions about your Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.

FEE TABLES
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when purchasing, owning and making a full withdrawal from the Contract. The first tables describe the fees and expenses that you will pay if you make a withdrawal from the Contract during the Accumulation Phase or if you make transfers. Taxes, including state premium taxes, may apply although they do not appear in these tables. For more information see section 6, Expenses.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
(as a percentage of each Purchase Payment withdrawn)


                           NUMBER OF COMPLETE YEARS
                        SINCE PURCHASE PAYMENT RECEIPT     CHARGE
                                     0                      8.5%
                                     1                      8.5%
                                     2                      8.5%
                                     3                      8.0%
                                     4                      7.0%
                                     5                      6.0%
                                     6                      5.0%
                                     7                      4.0%
                                     8                      3.0%
                                     9 years or more        0.0%


TRANSFER FEE(2) ............... First 12 transfers in a Contract Year are free.
                                Thereafter, the fee is currently $25.

(1) You may make partial withdrawals of up to a total of 10% of Purchase Payments (not including any bonus and less any previous withdrawals you make in the current Contract Year that are not subject to a withdrawal charge) and we will not assess a withdrawal charge. This partial withdrawal privilege is non-cumulative, which means that if you do not use your 10% privilege in a given Contract Year, it does not carry over to the next year. For more information, please see section 6, Expenses-Withdrawal Charge-Partial Withdrawal Privilege. Also see section 8, Access to Your Money for additional options.

(2) We reserve the right to restrict the number of transfers to 12 transfers per Contract Year and to charge a fee for any transfer over 12. Dollar cost averaging and flexible rebalancing transfers are not currently counted against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this charge during the Payout Phase. For more information, please see section 6, Expenses - Transfer Fee.


CONTRACT OWNER PERIODIC EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

DURING THE ACCUMULATION PHASE:

CONTRACT MAINTENANCE CHARGE(3)...................   $30 per Contract per year.


MORTALITY AND EXPENSE RISK (M&E) CHARGE
(as a percentage of average daily assets invested in a subaccount on an annual basis)


                                          M&E CHARGE
                         ---------------------------------------------
                                         TRADITIONAL   ENHANCED GBP
                            NO GBP           GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

The Traditional GBP consists of:

oThe Traditional Guaranteed Minimum Income Benefit (GMIB), and
o The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o The Enhanced GMIB, and
o The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

DURING THE PAYOUT PHASE:

CONTRACT MAINTENANCE CHARGE(4)...................   $30 per Contract per year.

MORTALITY AND EXPENSE RISK (M&E) CHARGE
(as a percentage of average daily assets invested
in a subaccount on an annual basis)  ....................................  1.90%


(3) The charge is waived if the Contract Value is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $100,000, the charge is waived on all your Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.

(4) We currently waive this charge during the Payout Phase if your Contract Value on the Income Date is $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.




ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
-------------------------------------------------------------------------------

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. These expenses are deducted from the Investment Option's assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.


                                                        MINIMUM MAXIMUM
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES*
(INCLUDING MANAGEMENT FEES,
DISTRIBUTION OR 12B-1 FEES, AND OTHER EXPENSES)
BEFORE FEE WAIVERS AND EXPENSE REIMBURSEMENTS            0.52%   11.52%


* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option.

The appendix contains more details regarding the annual operating expenses for each of the variable Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
-------------------------------------------------------------------------------

The expenses for your Contract may be different than those shown in the following examples depending upon which benefits, or combination of benefits, if any, you select.

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the following examples as a representation of past or future expenses. Actual expenses may be greater or less than those shown. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus.


The $30 contract maintenance charge is included in the examples as a charge of 0.002% of the average daily assets invested in a subaccount for the most recent fiscal year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some owners may pay more or less than the average.


Premium taxes may apply but are not reflected in these examples. Bonus amounts are also not reflected in these examples. If bonus amounts were included, expenses would be higher.

For additional information, see section 6, Expenses.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you make a full withdrawal at the end of each time period for Contracts with:

a) selection of the Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).

b) selection of the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).


----------------------------------------------------------------------- ------------ ------------- ------------- ------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE        1 YEAR       3 YEARS       5 YEARS       10 YEARS
WAIVERS OR EXPENSE REIMBURSEMENTS OF...
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
11.52% (the maximum)                                                    a)$2,211     a)$4,566      a)$6,355      a)$9,133
                                                                        b)$4,392     b)$6,133      b)$8,934      b)$2,136
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
0.52% (the minimum)                                                     a)$1,180     a)$1,857      a)$2,408      a)$3,569
                                                                        b)$1,095     b)$1,605      b)$1,992      b)$2,758
----------------------------------------------------------------------- ------------ ------------- ------------- ------------


You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on your money if you do not make a full withdrawal or if you apply your Contract Value to an Annuity Option for Contracts with:

a) selection of the Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest M&E charge of 2.75%).

b) selection of the Traditional GMDB and no GBP (which carries the lowest M&E charge of 1.90%).



----------------------------------------------------------------------- ------------ ------------- ------------- ------------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE ANY FEE        1 YEAR       3 YEARS       5 YEARS       10 YEARS
WAIVERS OR EXPENSE REIMBURSEMENTS OF...
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
11.52% (the maximum)                                                    a)$1,361     a)$3,716      a)$5,655      a)$9,133
                                                                        b)$1,286     b)$3,542      b)$5,433      b)$8,934
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
----------------------------------------------------------------------- ------------ ------------- ------------- ------------
0.52% (the minimum)                                                     a)$  330     a)$1,007      a)$1,708      a)$3,569
                                                                        b)$  245     b)$  755      b)$1,292      b)$2,758
----------------------------------------------------------------------- ------------ ------------- ------------- ------------


As of December 31, 2003 no Contracts that are currently offered by this prospectus had been sold, therefore, we have not provided condensed financial information in this prospectus or the Statement of Additional Information. See the appendix to the Statement of Additional Information for condensed financial information regarding the Accumulation Unit values for older Contracts that we no longer offer.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


An annuity is a contract between you as the Contract Owner and an insurance company (in this case Allianz Life of New York), where the insurance company promises to pay the Payee (you or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date (Income Date) that is at least thirteen months after your Issue Date. Until you decide to begin having us make Annuity Payments, your Contract is in the Accumulation Phase. Once we begin to make Annuity Payments, your Contract switches to the Payout Phase.


The Contract benefits from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules and you do not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

Your Investment Choices include the variable Investment Options and if you do not select a Guaranteed Benefit Package (which includes a Guaranteed Minimum Income Benefit and a Guaranteed Partial Withdrawal Benefit), they also include any available choice under our general account. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than any choice available under our general account, however, this is not guaranteed.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of any variable Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.


The Fixed Account is not currently available. The only Investment Choice that is currently available under our general account during the Accumulation Phase is the DCA Fixed Option. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the DCA Fixed Option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.


We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is designated at Contract issue. You may change Contract Owners at any time subject to our approval. However, there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for a Contract Owner.


ANNUITANT. The Annuitant is the individual on whose life we base Annuity Payments. You name an Annuitant subject to our approval. You may change the Annuitant at any time before the Income Date subject to our approval unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual. For a Qualified Contract, the owner must be the Annuitant unless the Contract is owned by a qualified plan.

PAYEE. The Payee is the person or entity you designate to receive Annuity Payments during the Payout Phase. An owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the owner. The owner can change the Payee at any time.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. You name the Beneficiary at Contract issue. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not name a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT. An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center. We will not be liable for any payment made or action taken before we record the assignment. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record.


2.ANNUITY PAYMENTS (THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can annuitize your Contract and the Payee will receive regular periodic income payments (Annuity Payments) under your Contract. The Income Date is the date Annuity Payments will begin. The Income Date must be the first day of a calendar month and must be at least 13 months after we issue the Contract. To receive the annuity income protection under a GMIB, the Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must be met).

If you do not select an Income Date at Contract issue we will apply the latest date allowed for your Contract. The Income Date is specified in your Contract. You may make an authorized request for a different Income Date after Contract issue, however, any such request is subject to our approval. The Income Date must not be later than the Annuitant's 90th birthday, unless approved by us. However, the Income Date will never be later than what is permitted under applicable law.

ANNUITY PAYMENTS

You can elect to have us make Annuity Payments under Annuity Options 1-5 as:

o        a variable payout,

o        a fixed payout, or

o        a combination of both.

Annuity Option 6 is only available if you select an optional Guaranteed Benefit Package and elect to receive fixed payouts of either the Traditional or Enhanced GMIB value.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can select up to 15 of the available Investment Options. If you do not tell us otherwise, we will base the Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value less any applicable premium tax is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Annuity Payments are generally based on an interest rate and mortality table specified in your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the Annuity Payments will depend upon the following factors:

1) the Contract Value (less any applicable premium tax) on the Income Date,

2) the Annuity Option you select,

3) the assumed investment return (AIR) used in the annuity table for the Contract, and

4) the performance of the Investment Option(s) you select.

You can choose a 3% or 4.5% AIR. Using a higher AIR will result in a higher initial Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance exceeds the AIR, Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, Annuity Payments will decrease.

The Payee will receive the Annuity Payments. You will receive tax reporting on those payments.

PARTIAL ANNUITIZATION

You are currently allowed to annuitize a portion of your Contract, without annuitizing the entire value according to the applicable annuitization rules. This is referred to as a partial annuitization. A partial annuitization will decrease the amounts available for withdrawal, payment of death benefits and any additional Annuity Payments.

A partial annuitization may be treated as a partial withdrawal for tax purposes. You should consult a tax adviser before requesting a partial annuitization. We may deduct premium taxes from partially annuitized amounts. We do not currently restrict the number of partial annuitizations for a Contract, but we reserve the right to do so.

ANNUITY OPTIONS

You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Prior to the Income Date, you may select and/or change the Annuity Option with at least 30 days notice to us. You cannot change the Annuity Option after the Income Date. If you do not choose an Annuity Option prior to the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.


Annuity Payments will generally be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you have us make Annuity Payments at an early age (for example, when the Annuitant is 30) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is 55).


OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant and ceasing with the last Annuity Payment due prior to the Annuitant's death.


OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant. However, if the Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump-sum payment is not available under a fixed payout. Proof of the Annuitant's death and return of the Contract are required prior to the payment of any commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of an Annuitant, Annuity Payments will continue during the lifetime of the surviving Joint Annuitant at a level of 100%, 75% or 50% of the previous amount, as selected. Monthly Annuity Payments cease with the final Annuity Payment due prior to the last surviving Annuitant's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of an Annuitant, Annuity Payments will continue during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if the last joint Annuitant dies before the end of the selected guarantee period, we will continue to make Annuity Payments for the remainder of the guarantee period. Alternatively, you may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last survivor's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump-sum payment is not available under a fixed payout. Proof of death of both joint Annuitants and return of the Contract are required prior to the payment of any commuted values.


OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant ceasing with the last Annuity Payment due prior to the Annuitant's death. After the Annuitant's death, the Payee may receive a refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For a variable payout, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(1) x {[(2) x (3) x (4)/(5)] - [(4) x (6)]}

where: (1)=Annuity Unit value of that given Investment Option when due proof of the Annuitant's death is received at the Service Center.
         (2) = The amount available for Annuity Payments on the Income Date.
         (3) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
         (4) = The number of Annuity Units used in determining each Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at the Service Center.
         (5) = Dollar value of first Annuity Payment.
         (6) = Number of Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. This option is only available if you select an optional Guaranteed Benefit Package and elect to receive fixed Annuity Payments based on the GMIB value. We will make monthly Annuity Payments for a specified period of time. You select the specified period certain and it must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments for the remainder of the specified period certain.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS) - ANNUITY INCOME PROTECTION

The GMIBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs).

The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.


The GBPs are only available at Contract issue and they carry an additional mortality and expense risk (M&E) charge. The Enhanced GBP is only available if all owners are 79 or younger on the Issue Date.

You can select a GBP on your Contract application. You can only select one GBP and once you select a GBP you cannot change or cancel it. The Enhanced GBP may not be appropriate for owners who are age 75 or older because the benefit values provided by the Enhanced GBP are limited after age 81.


You must hold your Contract for ten complete Contract Years before you can exercise a GMIB. A GMIB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GMIBs do not create Contract Value or guarantee the performance of any Investment Option. If you exercise a GMIB, your Guaranteed Minimum Death Benefit and GPWB will cancel.


THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU IF YOU SELECT A GBP. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GMIB IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GMIBS.


The GMIBs provide guaranteed minimum Annuity Payments to the Payee during the Payout Phase. The annuity income protection provided by the GMIBs will apply only under the following circumstances:


o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary;
o Annuity Payments can only be made as fixed Annuity Payments, regardless of the Annuity Option you select;
o If the Annuity Option you select involves a period certain, the duration of the period certain must be at least ten years;
o If you select Annuity Option 6 we will base the guaranteed Annuity Payments on an interest rate of 1% per year; and
o If you elect to receive guaranteed Annuity Payments based on the 5% Annual Increase Amount, your available Annuity Options are restricted to Annuity Option 2 or 4. Under the 5% amount we will base the guaranteed Annuity Payments on an interest rate of 1% per year and the mortality table specified in your endorsement.


The GMIBs guarantee that the Annuity Payments will be equal to the guaranteed fixed payout rates applied to the applicable GMIB value. We will use current fixed payout rates applied to the Contract Value (less any applicable premium tax) to calculate Annuity Payments if that produces a greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Annuity Payments you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB option.

You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable Annuity Option. However, if you do, you cannot use the GMIB value.


If Joint Owners are named, we will use the age of the older Joint Owner to determine the GMIB value. If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age to determine the GMIB value for all currently offered Contracts.


TRADITIONAL GMIB


If the Traditional GMIB was effective on the Issue Date, the Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

o your total Purchase Payments (not including any bonus),
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.


If the Traditional GMIB was effective after the Issue Date, the Traditional GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to:

o your Contract Value on the endorsement effective date,
o plus any additional Purchase Payments (not including any bonus) you made since the endorsement effective date, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GMIB

The Enhanced GMIB value before the date of your death or exercise of the GPWB (if applicable) is equal to either:


o the Annual Increase Amount; or
o the Maximum Anniversary Value (MAV).

We calculate the Annual Increase Amount two ways. We increase your total Purchase Payments (not including any bonus) adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%. If the MAV is greater than both Annual Increase Amounts, the Enhanced GMIB value is equal to the MAV. If the 3% Annual Increase Amount is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 3% Annual Increase Amount or the 5% Annual Increase Amount. If only the 5% Annual Increase Amount is greater than the MAV, you may be able to decide whether to set the Enhanced GMIB value equal to the 5% Annual Increase Amount or the MAV.

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. IF YOU SELECT THE ENHANCED GBP AND THE 5% ANNUAL INCREASE AMOUNT IS SUBSEQUENTLY APPROVED IN YOUR STATE, WE WILL AUTOMATICALLY ADD THE FEATURE TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

THE ANNUAL INCREASE AMOUNT. Each Annual Increase Amount that was effective on your Issue Date is equal to your initial Purchase Payment (not including any bonus). Any Annual Increase Amount that was effective after your Issue Date is initially equal to your Contract Value on the effective date.

On each Business Day other than a Contract Anniversary, each Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments (not including any bonus) received that day, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday, each Annual Increase Amount is equal to:

o its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% Annual Increase Amount, and oits value on the immediately preceding Business Day increased by 5% for
 Contracts with the 5% Annual Increase Amount.

We then add to each of these Annual Increase Amounts any additional Purchase Payments (not including any bonus) received that day, and reduce each of them proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made that day.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate each Annual Increase Amount in the same way that we do on any Business Day other than a Contract Anniversary.

We limit the 3% Annual Increase Amount to a maximum of 1.5 times your total Purchase Payments (not including any bonus) reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

We limit the 5% Annual Increase Amount to a maximum of 2 times the total Purchase Payments (not including any bonus) you made in the first five Contract Years reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

The Annual Increase Amounts stop increasing on the date that you exercise the GPWB (if applicable).

THE MAXIMUM ANNIVERSARY VALUE (MAV). If the MAV was effective on your Issue Date it is initially equal to your initial Purchase Payment (not including any bonus) on the Issue Date. If the MAV was effective after your Issue Date it is initially equal to your Contract Value on the effective date.

On each Business Day other than a Contract Anniversary, the MAV is equal to: o its value on the immediately preceding Business Day, o plus any additional Purchase Payments (not including any bonus) received that day, and o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday, the MAV is equal to:

o the highest Contract Value that occurred on any Contract Anniversary,
o plus subsequent additional Purchase Payments (not including any bonus) you made since that Contract Anniversary, and
o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date that you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE TRADITIONAL AND ENHANCED GMIB VALUES WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE
WITH:

o each GPWB payment you receive; and
o they will decrease proportionately by the percentage of any Contract Value you withdraw (including any withdrawal charges) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GMIB endorsement terminates.

If you exercise the GPWB, you can elect to stop receiving GPWB payments and instead receive Annuity Payments based on your remaining Contract Value or GMIB value, or receive a lump-sum payment of your remaining Contract Value. You can only elect to receive Annuity Payments based on your GMIB value within 30 days after a Contract Anniversary and before we make the next GPWB payment to you. You can elect to receive a lump-sum payment or Annuity Payments of your remaining Contract Value at any time.

Your GMIB endorsement will terminate upon the earliest of:
o        Contract termination;
o        exercise of your entire benefit under the endorsement;
o        the GMIB value is zero or less; or
o the death of the Contract Owner, unless the spouse continues the Contract as the new owner.

GMIB EXAMPLES

o You purchase the Contract currently offered by this prospectus with an initial Purchase Payment of $100,000 (not including any bonus). You allocate your entire Purchase Payment to the Investment Options and make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GMIB than for Contracts with the Traditional GMIB.

TRADITIONAL GMIB EXAMPLE:

         Total Purchase Payments:                                                       $100,000
         Reduced proportionately by the percentage of Contract Value
           withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                       -  12,500
         Traditional GMIB value as of the tenth Contract Anniversary:                   $ 87,500

ENHANCED GMIB EXAMPLE:

On the tenth Contract Anniversary, the GMIB value is equal to 1, 2 or 3:

         1) The 3% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 3% on the first Contract Anniversary                        X      1.03
                                                                                        $103,000.00
               Increased by 3% on the second Contract Anniversary                       X      1.03
                                                                                        $106,090.00
               Increased by 3% on the third Contract Anniversary                        X      1.03
                                                                                        $109,272.70
               On the ninth Contract Anniversary the
                 3% Annual Increase Amount is                                           $130,477.32
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $130,477.32 =              - 16,309.66
                                                                                        $114,167.65
               Increased by 3% on the tenth Contract Anniversary                        X      1.03
                                                                                        $117,592.68
               Verifying that the 3% Annual Increase Amount is within the maximum limit:
                   1.5 times Purchase Payments:    1.5 x $100,000 =                     $150,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $150,000 =             - 18,750
                                                                                        $131,250

         2) The 5% Annual Increase Amount
               Initial Purchase Payment                                                 $100,000.00
               Increased by 5% on the first Contract Anniversary                        X      1.05
                                                                                        $105,000.00
               Increased by 5% on the second Contract Anniversary                       X      1.05
                                                                                        $110,250.00
               Increased by 5% on the third Contract Anniversary                        X      1.05
                                                                                        $115,762.90
               On the ninth Contract Anniversary the
                 5% Annual Increase Amount is                                           $155,132.80
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $155,132.80 =              - 19,391.60
                                                                                        $135,741.22
               Increased by 5% on the tenth Contract Anniversary                        X      1.05
                                                                                        $142,528.28
               Verifying that the 5% Annual Increase Amount is within the maximum limit:
                   2 times Purchase Payments made in the first
                     five Contract Years: 2 x $100,000 =                                $200,000
                   Reduced proportionately by the percentage of Contract Value
                     withdrawn:   ($20,000 / $160,000) = 0.125 x $200,000 =             - 25,000
                                                                                        $175,000

         3) The MAV
               The MAV on the ninth Contract Anniversary                                $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                 -  22,500
                                                                                         $157,500


The MAV is greater than both Annual Increase Amounts, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $157,500.

AMOUNT USED TO CALCULATE GMIB ANNUITY PAYMENTS

While the 5% Annual Increase Amount may be larger than the 3% Annual Increase Amount and/or the MAV, it may produce a lower guaranteed Annuity Payment because under the 5% Annual Increase amount you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Annuity Payment available under the 5% Annual Increase Amount would always be less than the GMIB Annuity payment available under the 3% Annual Increase Amount or the MAV, we will base your GMIB Annuity Payments on the amount that produces the largest payment. However, it is possible that the GMIB Annuity Payments under the 5% Annual Increase Amount may be nearly equal to the GMIB Annuity payments available under the 3% Annual Increase Amount and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Annuity Payments and the Annuity Option that you feel is most appropriate.

There may also be situations where the GMIB value is greater than the Contract Value, but the guaranteed Annuity Payments based on the GMIB value are less than fixed Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greatest payment.


3.PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A Purchase Payment is the money you put into in the Contract during the Accumulation Phase. The Purchase Payment requirements for this Contract are as follows:

o    the minimum initial payment we will accept is $35,000.
o you can make additional Purchase Payments of any amount ($100 minimum if you select the automatic investment plan) any time during the Accumulation Phase prior to any owner's 81st birthday or until you exercise the GPWB (if applicable). You cannot make additional Purchase Payments after you exercise the GPWB, after an owner turns 81, or after the Income Date.
o the maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment. To purchase this Contract, all owners and the Annuitant must be 80 or younger on the Issue Date.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

When available, the Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its death benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

BONUS

During the Accumulation Phase, we will credit each Purchase Payment you make with a bonus of 6% at the time of payment. We will allocate your bonus and Purchase Payment to the Investment Choices you have selected. You cannot explicitly allocate your bonus separately from your Purchase Payments. After a withdrawal of Purchase Payments, a bonus is only applicable to additional Purchase Payment amounts in excess of all previous Purchase Payments withdrawn.

We will credit the bonus to your Contract subject to the following terms:

1) All bonus amounts and any gains or losses attributable to the bonus are treated as earnings under the Contract and are treated as such for purposes of income taxation and the withdrawal charge.

2) All gains and losses attributable to bonus amounts and the bonus are part of the Contract Value.

The bonus is not included in any of the guaranteed benefits that are based on Purchase Payments but it is included in the guaranteed benefits that are based on Contract Value. All bonus amounts are paid from our general account assets.

Your Contract incurs expenses on the total Contract Value, which includes the bonus. If you cancel your Contract during the free look/right to examine period you will forfeit your bonus. It is possible upon withdrawal, particularly in a declining market and since charges will have been assessed against the Contract Value (which includes the bonus), that you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge).

AUTOMATIC INVESTMENT PLAN


The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month unless that day is not a Business Day. If it is not, then the investment will take place on the next Business Day. The minimum investment that you can make by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available for Qualified Contracts that fund a tax qualified plan under sections 401 or 403(b) of the Internal Revenue Code.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Investment Choices you have selected. We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional amounts. If you do not instruct us, we will allocate them in the same way as your most recent instructions to us. We will allocate the bonus the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

We reserve the right to limit the number of Investment Options that you may invest in at one time. Currently, you can select up to 15 Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least ten Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You also can generally exchange a life insurance product for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

o you might have to pay a withdrawal charge on your previous contract; o there will be a new withdrawal charge period for this Contract; o other charges under this Contract may be higher (or lower); and o the benefits may be different.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange an existing life insurance product or another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

We will accept applications delivered in writing, as well as via fax. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We do not currently accept applications delivered via e-mail, web site, or other electronic communications. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE

If you change your mind about owning a Contract, you can cancel it within ten days after receiving it. However, this time frame may be extended depending on the source of the funds and/or the qualification type of your Contract. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value less any bonus as of the day we receive your request. You will receive any gains or losses associated with the bonus. If you have purchased the Contract as an IRA however, we are required to give you back your Purchase Payment. If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Choices you have selected on your application. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS

Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract. In order to keep track of your Contract Value, we use a measurement called an Accumulation Unit. If you select variable payouts during the Payout Phase of the Contract, we call this measurement an Annuity Unit.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment. The daily purchase price is generally determined as of 4:00 p.m. Eastern Time each Business Day, and any Purchase Payment received after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit your Contract with by dividing the amount of the Purchase Payment and bonus amount allocated to a subaccount by the value of the corresponding Accumulation Unit.


Every Business Day we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The net investment factor is determined by:

o dividing the net asset value of a subaccount at the end of the current period by the net asset value of the subaccount for the previous period; and

o multiplying this result by one minus the amount of the M&E charge for the period and any charges for taxes.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Investment Options by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.


EXAMPLE: On Wednesday we receive an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time. The bonus rate is 6%. When the New York Stock Exchange closes on that Wednesday, we determine that the value of a subaccount Accumulation Unit based on an investment in the Investment Option you chose is $13.25. We then divide $3,180 ($3,000 Purchase Payment plus $180 bonus amount) by $13.25 and credit your Contract on Wednesday night with 240 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.


4.Investment Options
-------------------------------------------------------------------------------

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS CALL EITHER YOUR REGISTERED REPRESENTATIVE (OR US AT THE TOLL FREE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS). We will send copies of the Investment Options' prospectuses to you with your Contract.


Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option in the appendix of this prospectus. For more information about share classes, see the Investment Options' prospectuses.


The investment objectives and policies of certain Investment Options may be similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact our Service Center.


The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


                                                     INVESTMENT OPTIONS

---------------------------------------------- -------------------------------------- ---------------- --------------------------

                                                          ASSET CATEGORIES
                                               -------------------------------------- ---------------- --------------------------

Investment Management     Investment            SB  S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option                ho  p  aq   ne  io  nq  a  a  a  m  i
                                                on  e  su   tr  gn  tu  r  r  r  a  d
                                                rd  c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                             ts  i   v   r    s  rt  e  e  e  l  C
                                                -   a   a   mB  Y   ny              a
                                                T   l   l   eo  i   a   B  V  G  C  p
                                                e   t   e   dn  e   t   l  a  r  a
                                                r   y   n   id  l   i   e  l  o  p
                                                m       t   as  d   o   n  u  w
                                                            t       n   d  e  t
                                                            e       a         h
                                                                    l
-----------------------------------------------------------------------------------------------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
   AIM                    USAZ AIM Basic Value                             X           Long-term      At least 65% of total assets
   o  managed by          Fund                                                         growth of      in equity securities of U.S.
      USAllianz Advisers,                                                              capital        issuers that have market
      LLC/ A I M Capital                                                                              capitalizations of greater
      Management, Inc.                                                                                than $500 million and that the
                                                                                                      portfolio managers believe to
                                                                                                      be undervalued.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ AIM Blue Chip                                  X        Long-term      At least 80% of net assets in
                          Fund                                                         growth of      the common stocks of blue chip
                                                                                       capital with a companies.
                                                                                       secondary
                                                                                       objective of
                                                                                       current income
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ AIM Dent              X                                 Long-term      Investment in securities of
                          Demographic Trends                                           growth of      companies that are likely to
                          Fund                                                         capital        benefit from changing
                                                                                                      demographic, economic and
                                                                                                      lifestyle trends.  May invest
                                                                                                      up to 25% of total assets in
                                                                                                      foreign securities of
                                                                                                      which no more than 15% of
                                                                                                      its total assets  may be
                                                                                                      invested in securities of
                                                                                                      companies domiciled in
                                                                                                      developing countries.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ AIM                                  X                  Long-term      At least 80% of net assets in
                          International Equity                                         growth of      marketable equity securities
                          Fund                                                         capital        of foreign companies that are
                                                                                                      listed on a recognized foreign
                                                                                                      securities exchange or traded
                                                                                                      in a foreign over-the-counter
                                                                                                      market.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   DAVIS                  Davis VA Financial         X                                 Long-term      At least 80% in common stock
   o  managed by Davis    Portfolio                                                    growth of      of companies "principally
      Advisors                                                                         capital        engaged" in financialservices.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Davis VA Value                                   X           Long-term      Common stock of U.S. companies
                          Portfolio                                                    growth of      with market capitalizations of
                                                                                       capital        at least $10 billion, which
                                                                                                      adviser believes are of high
                                                                                                      quality and whose shares are
                                                                                                      selling at attractive prices,
                                                                                                      stocks are selected with the
                                                                                                      intention of holding them for
                                                                                                      the long term.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ Davis NY Venture                            X           Long-term      Invests the majority of assets
      USAllianz Advisers, Fund                                                         growth of      in equity securities issued by
      LLC/ Davis Selected                                                              capital        large companies with market
      Advisers, L.P.                                                                                  capitalizations of at least
                                                                                                      $10 billion that the
                                                                                                      subadviser believes are high
                                                                                                      quality.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   DREYFUS                Dreyfus IP Small Cap                                   X     Match          Invests in a representative
   o  managed by The      Stock Index Portfolio                                        performance of sample of stocks included in
      Dreyfus Corporation                                                              the Standard & the S&P Small Cap 600 Index,
                                                                                       Poor's Small   and in futures whose
                                                                                       Cap 600 Index  performance is related to the
                                                                                                      index, rather than attempt to
                                                                                                      replicate the index.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Dreyfus Stock Index                           X              Match total    Invests in all 500 stocks in
                          Fund                                                         return of the  the S&P 500 in proportion to
                                                                                       S&P 500        their weighting in the index.
                                                                                       Composite
                                                                                       Stock Price
                                                                                       Index
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------
   O  managed by          USAZ Dreyfus Founders                               X        Long-term      Primarily invests in common
      USAllianz Advisers, Growth and Income Fund                                       growth of      stocks of large,
      LLC/ Founders Asset                                                              capital and    well-established and mature
      Management LLC                                                                   income         companies that have market
                                                                                                      capitalizations of more than
                                                                                                      $10 billion. May invest up to
                                                                                                      30% of its total assets in
                                                                                                      foreign securities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ Dreyfus Premier                                    X    Seeks          Normally invests at least 80%
      USAllianz Advisers, Small Cap Value Fund                                         long-term      of its assets in stocks of
      LLC/ The Dreyfus                                                                 growth of      small U.S. companies.
      Corporation                                                                      capital
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   FRANKLIN TEMPLETON     Franklin Global            X                                 Capital        At least 80% of net assets in
   o  managed by          Communications                                               appreciation   investments of communications
      Franklin            Securities Fund                                              and current    companies. Communications
      Advisers, Inc.                                                                   income         companies are those that are
                                                                                                      primarily engaged in
                                                                                                      providing the distribution,
                                                                                                      content and equipment related
                                                                                                      to the creation, transmission
                                                                                                      or processing of information.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Growth and                          X               Capital        Invests mainly in a broadly
                          Income Securities Fund                                       appreciation,  diversified portfolio of
                                                                                       with current   equity securities that the
                                                                                       income as a    Fund's manager considers to be
                                                                                       secondary goal financially strong but
                                                                                                      undervalued by the market.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin High Income                  X                      High current   Invests mainly in debt
                          Fund                                                         income with    securities offering high yield
                                                                                       capital        and expected total return.
                                                                                       appreciation
                                                                                       as a secondary
                                                                                       goal
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Income            X                                 Maximize       Normally invests in debt and
                          Securities Fund                                              income while   equity securities.
                                                                                       maintaining
                                                                                       prospects for
                                                                                       capital
                                                                                       appreciation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Large Cap                                  X        Capital        At least 80% of net assets in
                          Growth Securities Fund                                       appreciation   investments of large
                                                                                                      capitalization companies.
                                                                                                      For this Fund, large cap
                                                                                                      companies are those  with
                                                                                                      market cap values within
                                                                                                      those of the top 50% of
                                                                                                      companies in the  Russell
                                                                                                      1000 Index, at the time
                                                                                                      of  purchase.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Real Estate        X                                Capital        At least 80% of net assets in
                          Fund                                                         appreciation   investments of companies
                                                                                       with current   operating in the real estate
                                                                                       income as a    sector. The Fund invests
                                                                                       secondary goal primarily in real estate
                                                                                                      investment trusts, with
                                                                                                      generally medium to
                                                                                                      small market
                                                                                                      capitalizations, and in
                                                                                                      companies that derive at
                                                                                                      least half of their assets
                                                                                                      or revenues from the
                                                                                                      ownership, construction,
                                                                                                      management, or sale of
                                                                                                      residential, commercial or
                                                                                                      industrial real estate.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin Rising                                            X Long-term      At least 80% of net assets in
      Franklin            Dividends Securities                                         capital        investments of companies that
      Advisory            Fund                                                         appreciation   have paid rising dividends.
      Services, LLC                                                                    with
                                                                                       preservation
                                                                                       of capital as
                                                                                       an important
                                                                                       consideration
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin Small Cap                                     X     Long-term      At least 80% of net assets in
      Franklin            Fund                                                         capital growth investments of small
      Advisers, Inc.                                                                                  capitalization companies. For
                                                                                                      this Fund, small cap companies
                                                                                                      are those with market
                                                                                                      capitalization values not
                                                                                                      exceeding (i) $1.5 billion; or
                                                                                                      (ii) the highest market
                                                                                                      capitalization value in the
                                                                                                      Russell 2000(R)Index;whichever
                                                                                                      is greater at the time of
                                                                                                      purchase.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin Small Cap                                     X     Long term      At least 80% of net assets in
      Franklin            Value Securities Fund                                        total return   investments of small
      Advisory                                                                                        capitalization companies. For
      Services, LLC                                                                                   this Fund, small cap companies
                                                                                                      are those with market cap
                                                                                                      values not exceeding $2.5
                                                                                                      billion, at the time of
                                                                                                      purchase. The Fund invests
                                                                                                      in small companies that
                                                                                                      Fund's manager believes are
                                                                                                      undervalued.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Franklin U.S.           X                                    Income         At least 80% of its net assets
      Franklin            Government Fund                                                             in U.S. government securities,
      Advisers, Inc.                                                                                  primarily fixed and variable
                                                                                                      rate mortgage-backed
                                                                                                      securities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- --------------------------------------------
                          Franklin Zero Coupon    X                                    As high an     At least 80% of net assets in
                          Fund 2005                                                    investment     zero coupon debt securities.
                                                                                       return as is
                                                                                       consistent
                                                                                       with capital
                                                                                       preservation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Franklin Zero Coupon              X                          As high an     At least 80% of net assets in
                          Fund 2010                                                    investment     zero coupon debt securities.
                                                                                       return as is
                                                                                       consistent
                                                                                       with capital
                                                                                       preservation
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Mutual Discovery                          X                  Capital        Invests mainly in U.S. and
      Franklin Mutual     Securities Fund                                              appreciation   foreign equity securities of
      Advisers, LLC                                                                                   companies that the Fund's
                                                                                                      manager believes are available
                                                                                                      at market prices less than the
                                                                                                      value based on certain
                                                                                                      recognized or objective
                                                                                                      criteria; including
                                                                                                      undervalued stocks,
                                                                                                      merger/risk arbitrage
                                                                                                      securities and distressed
                                                                                                      companies.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Mutual Shares                                             X  Capital        Invests mainly in U.S. equity
                          Securities Fund                                              appreciation,  securities that the Fund's
                                                                                       with income as manager believes are available
                                                                                       a secondary    at market prices less than
                                                                                       goal           their value based on certain
                                                                                                      recognized or objective
                                                                                                      criteria, including
                                                                                                      undervalued stocks,
                                                                                                      merger/risk arbitrage
                                                                                                      securities and distressed
                                                                                                      companies.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          Templeton Developing        X                                 Long-term      At least 80% of net assets in
      Templeton           Markets Securities                                           capital        emerging market investments.
      Asset               Fund                                                         appreciation
      Management, Ltd.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o   managed by         Templeton Foreign                         X                  Long-term      At least 80% of net assets in
       Templeton          Securities Fund                                              capital growth investments of issuers located
       Investment                                                                                     outside the U.S., including
       Counsel, LLC                                                                                   those in emerging markets.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o   managed by         Templeton Growth                          X                  Long-term      Invests mainly in equity
       Templeton          Securities Fund                                              capital growth securities of companies
       Global  Advisors                                                                               located anywhere in the world,
       Limited                                                                                        including those in the U.S.
                                                                                                      and in emerging markets.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   JENNISON               Jennison 20/20 Focus                          X              Long-term      Invests in up to 20 value
   o  managed by          Portfolio                                                    growth of      stocks and 20 growth stocks of
      Prudential                                                                       capital        mid-to-large size U.S.
      Investments                                                                                     companies.
      LLC/
      Jennison
      Associates, LLC
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          SP Strategic Partners                               X        Long-term      At least 65% of total assets
                          Focused Growth                                               growth of      in equity-related securities
                          Portfolio                                                    capital        of U.S. companies that the
                                                                                                      adviser believes to have
                                                                                                      strong capital appreciation
                                                                                                      potential.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          SP William Blair                          X                  Long-term      Equity-related securities of
      Prudential          International Growth                                         growth of      foreign issuers.
      Investments LLC/    Portfolio                                                    capital
      William Blair
      & Company LLC
 ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   OPPENHEIMER            Oppenheimer Global                        X                  Long-term      Securities - mainly common
   o managed by           Securities Fund/VA                                           capital        stocks, but also other equity
     OppenheimerFunds, Inc.                                                            appreciation   securities including preferred
                                                                                                      stocks and securities
                                                                                                      convertible into common stock
                                                                                                      - of foreign issuers,
                                                                                                      "growth-type" companies,
                                                                                                      cyclical industries and
                                                                                                      special situations the adviser
                                                                                                      believes offer appreciation
                                                                                                      possibilities.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Oppenheimer High                      X                      High level of  High-yield fixed-income
                          Income Fund/VA                                               current income securities of domestic and
                                                                                                      foreign issuers.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          Oppenheimer Main                              X              High total     Common stocks of U.S.
                          Street  Fund/VA                                              return (which  companies; other equity
                                                                                       includes       securities -- such as
                                                                                       growth in the  preferred stocks and
                                                                                       value of its   securities convertible into
                                                                                       shares as well common stocks; debtsecurities.
                                                                                       as current
                                                                                       income)
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ Oppenheimer                                        X    Capital        Invests in companies that have
      USAllianz Advisers, Emerging Growth Fund                                         appreciation   the potential to become
      LLC/                                                                                            leaders in new emerging
      OppenheimerFunds,                                                                               markets.
      Inc.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer            X                                Long-term      At least 80% of assets in
                          Emerging Technologies                                        capital        common stocks of U.S. and
                          Fund                                                         appreciation   foreign technology companies
                                                                                                      believed by the subadviser to
                                                                                                      have significant growth
                                                                                                      potential.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer                          X                  Capital        Invests mainly in common
                          Global Fund                                                  appreciation   stocks of companies in the
                                                                                                      U.S. and foreign countries,
                                                                                                      including countries with
                                                                                                      developed or emerging
                                                                                                      markets.

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer                          X                  Long-term      Common stocks of growth
                          International Growth                                         capital        companies that are domiciled
                          Fund                                                         appreciation   outside the U.S. or have their
                                                                                                      primary operations outside the
                                                                                                      U.S.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Oppenheimer Main                        X               High total     Common stocks of U.S.
                          Street Fund                                                  return         companies of different
                                                                                                      capitalization ranges,
                                                                                                      currently focusing on
                                                                                                      large-capitalization issuers.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   PIMCO                  PIMCO VIT All Asset         X                                Maximum real   Invests in institutional class
   o  managed by          Portfolio                                                    return         shares of the PIMCO Funds and
      Pacific Investment                                                               consistent     does not invest directly in
      Management Company                                                               with           stocks or bonds of other
      LLC                                                                              preservation   issuers.
                                                                                       of real
                                                                                       capital and
                                                                                       prudent
                                                                                       investment
                                                                                       management
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT High Yield                  X                      Maximum total  At least 80% of assets in
                          Portfolio                                                    return,        high-yield securities ("junk
                                                                                       consistent     bonds") rated below investment
                                                                                       with           grade, but at least "B" by
                                                                                       preservation   Moody's or S&P. Effective June
                                                                                       of capital and 1, 2004 the quality guideline
                                                                                       prudent        will change, permitting
                                                                                       investment     investment in securities with
                                                                                       management     lower-quality credit ratings.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT Real Return             X                          Maximum real   At least 65% of its total
                          Portfolio                                                    return,        assets in inflation-indexed
                                                                                       consistent     bonds of varying maturities
                                                                                       with           issued by the U.S. and
                                                                                       preservation   non-U.S. governments, their
                                                                                       of real        agencies or
                                                                                       capital and    government-sponsored entities,
                                                                                       prudent        and corporations.
                                                                                       investment
                                                                                       management
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT StocksPLUS                                X        Total return   Substantially in S&P 500
                          Growth and Income                                            exceeding that derivatives, backed by a
                          Portfolio                                                    of the S&P 500 portfolio of fixed income
                                                                                                      instruments.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          PIMCO VIT Total                   X                          Maximum total  At least 65% of assets in
                          Return Portfolio                                             return,        fixed income instruments of
                                                                                       consistent     varying maturities.
                                                                                       with
                                                                                       preservation
                                                                                       of capital and
                                                                                       prudent
                                                                                       investment
                                                                                       management
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ PIMCO NFJ Small                                    X    Long-term      At least 80% of its assets in
      USAllianz Advisers, Cap Value Fund                                               growth of      companies with market
      LLC/ NFJ Investment                                                              capital and    capitalization of between $100
      Group LP and PIMCO                                                               income         million and $3.5 billion at
      Advisors Retail                                                                                 the time of investment.
      Holdings LLC
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   o  managed by          USAZ PIMCO PEA Growth                         X              Long-term      At least 65% of its total
      USAllianz Advisers, & Income Fund                                                growth of      assets in common stocks of
      LLC/PEA Capital LLC                                                              capital;       companies with market
      (formerly PIMCO                                                                  secondary      capitalizations of more than
      Equity Advisors LLC)                                                             emphasis on    $1 billion at the time of
                                                                                       income         investment.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ PIMCO PEA                                            X  Long-term      At least 65% of total assets
                          Renaissance Fund                                             growth of      in common stocks of companies
                                                                                       capital and    with below-average valuations
                                                                                       income         whose business fundamentals
                                                                                                      are expected to improve.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ PIMCO PEA Value                             X           Long-term      At least 65% of its total
                          Fund                                                         growth of      assets in common stocks of
                                                                                       capital and    companies with market
                                                                                       income         capitalizations of more than
                                                                                                      $5 billion at the time of
                                                                                                      investment.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   SELIGMAN               Seligman Small-Cap                                     X     Long-term      At least 80% of net assets in
   o  managed by J. & W.  Value Portfolio                                              capital        common stocks of "value"
      Seligman & Co.                                                                   appreciation   companies with small market
      Incorporated                                                                                    capitalization (up to $2
                                                                                                      billion) at the time of
                                                                                                      purchase by the portfolio.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   USAZ                   USAZ Money Market Fund         X                             Current income At least 80% of total assets
   o  managed by                                                                       consistent     in portfolio of high quality,
      USAllianz Advisers,                                                              with stability money market investments.
      LLC/ Prudential                                                                  of principal
      Investment
      Management, Inc.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
   VAN KAMPEN             USAZ Van Kampen                                            X Capital growth At least 65% of total assets
   o   managed by         Aggressive Growth Fund                                                      in common stocks and other
       USAllianz Advisers,                                                                            equity securities the adviser
       LLC/Van Kampen                                                                                 believes have an above-average
                                                                                                      Asset Management
                                                                                                      potential for capital growth.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                  X           Capital growth Invests in equity securities,
                          Comstock Fund                                                and income     including common stocks,
                                                                                                      preferred stocks and
                                                                                                      securities convertible into
                                                                                                      common and preferred stocks.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                     X        Capital        Invests primarily in a
                          Emerging Growth Fund                                         appreciation   portfolio of common stocks of
                                                                                                      emerging growth companies.
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen             X                                Highest        Invests at least 65% of its
                          Equity and Income Fund                                       possible       total assets in
                                                                                       income         income-producing equity
                                                                                       consistent     securities.
                                                                                       with safety of
                                                                                       principal with
                                                                                       long-term
                                                                                       growth of
                                                                                       capital as an
                                                                                       important
                                                                                       secondary
                                                                                       objective
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                           X                  Long term      Invests primarily in a
                          Global Franchise Fund                                        capital        non-diversified portfolio of
                                                                                       appreciation   publicly
                                                                                                      traded equity securities of
                                                                                                      issuers located throughout
                                                                                                      the world that it believes
                                                                                                      have, among other things,
                                                                                                      resilient business
                                                                                                      franchises and growth
                                                                                                      potential.

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                  X           Income and     Invests primarily in
                          Growth and Income Fund                                       long-term      income-producing equity
                                                                                       growth of      securities, including common
                                                                                       capital        stocks and convertible
                                                                                                      securities; also in
                                                                                                      non-convertible preferred
                                                                                                      stocks and debt securities
                                                                                                      rated "investment grade."

                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          -------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------
                          USAZ Van Kampen                                           X  Capital growth Invests primarily in common
                          Growth Fund                                                                 stocks and other equity
                                                                                                      securities of growthcompanies.
   ------------------------------------------------- -- -- --- --- --- -- -- --- -- -- ---------------------------------------------


Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate (USAllianz Investor Services, LLC, the principal underwriter for the Contracts), are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, may receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. We may make substitutions with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies, which sell shares of the Investment Options to us pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS


You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee (for more information see section 6, Expenses - Transfer Fee). We currently allow you to make as many transfers as you want to each year. We may change this practice in the future. There is no minimum required transfer amount. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer:

1. We may choose not to allow you to make transfers during the free look/right to examine period.

2. Your request for a transfer must clearly state:

o which Investment Choices are involved in the transfer; and

o how much the transfer is for.

3. You cannot make any transfers within seven calendar days prior to your Income Date.

4. After the Income Date, you cannot make a transfer from a fixed Annuity Option to a variable Annuity Option.

5. After the Income Date, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

6. Your right to make transfers is subject to modification if we determine, in our sole discretion, that the exercising of the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. For more information see our discussion of "Excessive Trading and Market Timing" in this section.


If we reject a transfer, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

We reserve the right to modify the transfer provisions at any time without prior notice to any party subject to the guarantees described above and subject to applicable state law.


Certain Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Contract Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In this event, the transfer may be delayed for one or more Business Days. This restriction would only apply to a transfer between two affiliated Investment Options, and in no event would it restrict a withdrawal from an Investment Option. If we receive a transfer instruction that we cannot implement for a period of time because of transfer restrictions, we will implement the instruction in accordance with the transfer restriction policy of the applicable Investment Option. In this event, you will receive a confirmation showing the date and the Accumulation Unit Value at which we effected the transaction. We do not assume any responsibility for any delay in order entry caused by an Investment Option's transfer restriction policy. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions.


TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. We will accept instructions from either you or a Joint Owner, unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.


We do not currently accept transfer instructions from you via e-mail, web site, or other electronic communications. This service may be available to you in the future


Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

EXCESSIVE TRADING AND MARKET TIMING

Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Contract Owners, Annuitants and Beneficiaries. These risks and harmful effects include:

o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices (for example, Accumulation Unit values) that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;

o an adverse affect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and

o    increased brokerage and administrative expenses.

In order to attempt to protect our Contract Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):

o limiting the dollar amount and frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),

o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone or fax transfer privileges),

o requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Investment Option within a specified period of time after a transfer out of that Investment Option),

o    not accepting transfer requests from you or any person,

o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,

o limiting the amount that may be transferred into or out of any Investment Option at any one time,

o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options), or

o    imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently we attempt to DETECT disruptive trading by monitoring both the dollar amount and the frequency of transfers. Currently we flag Contracts with transfers of $100,000 or more, and review daily transfer activity in the Contract for a specified period. The review applies to all transactions in or out of a variable Investment Option offered through the Contract. Currently we also monitor Contracts that have a transfer into a variable Investment Option, followed by a transfer out of the variable Investment Option in less than 21 calendar days. We also consider any concerns brought to our attention by the investment advisers and/or subadvisers of the Investment Options. We may change our transfer monitoring procedures and parameters (or use different or additional parameters and procedures) at any time without prior notice to any party.

Currently we attempt to DETER disruptive trading as follows. If a Contract Owner's transfer(s) exceeds one of the transfer monitoring parameters, or is otherwise identified as potentially disruptive trading, we may (but are not required to) send the owner a warning letter. We may also impose transfer restrictions. If we impose transfer restrictions we may refuse to take orders by fax, telephone, or other electronic format, and require owners to submit all transfer requests via first-class U.S. mail. We also reserve the right to impose transfer restrictions on a Contract if it has fewer or less frequent transfers, or if the transfers are of a lesser amount than what is discussed above if we determine, in our sole opinion, that the transfers are disadvantageous to other owners. We will notify a Contract Owner in writing if we impose transfer restrictions.

We do not include automatic transfers made under any programs we provide or automatic transfers made under any of your Contract features when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Contract Owners from the potential affects of disruptive trading, while also abiding by Contract Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect Contract Owner's interests in making legitimate transfers and by providing reasonable and convenient methods of making transfers that do not harm other Contract Owners.

We currently may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the USAZ Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or electronic transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:

o our monitoring will be 100% successful in detecting all potentially disruptive trading activity,

o our transfer parameters are appropriate to prevent potentially disruptive trading, and

o revoking a Contract Owner's telephone, fax or other electronic transfer privileges will successfully deter all potentially disruptive trading.

Certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.


DOLLAR COST AVERAGING (DCA) PROGRAM


The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to any of the Investment Choices available under our general account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is available only for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option you will receive a fixed interest rate on the Purchase Payment you allocate to this option. This fixed interest rate is guaranteed for the period (six or 12 months) by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.


The second option is the standard DCA option. It requires a $1,500 minimum allocation and participation for at least six months. Only the variable Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month unless that day is not a Business Day. If it is not, then the transfer will be made the next Business Day. You may elect to participate in either program by properly completing the appropriate DCA form provided by us. Your participation in the program will end when any of the following occurs:

o    the number of desired transfers has been made;
o you do not have enough money in the Investment Choice(s) to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); or
o    the Contract is terminated.

If you participate in the DCA program, there are no fees for the transfers we make under this program, we do not currently count these transfers against the free transfers we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You may choose to have us rebalance you account. Once your money has been invested in the Contract, the performance of your selected Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Investment Choices available under our general account are not part of the flexible rebalancing program. You can direct us to automatically readjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month unless that day is not a Business Day. If it is not, then the transfer will be made on the previous Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers we make under this program, we do not currently count these transfers against any free transfers we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To terminate your participation in this program, your request must be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of your Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of your Contract Value to pay for the services of the financial adviser. Any fee that is withdrawn will be treated as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, it may be included in your gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.

VOTING PRIVILEGES

We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right. Only Contract Owners have voting privileges under the Contract. Annuitants, Beneficiaries and other persons have no voting privileges unless they are also the owner.

We determine your voting interest in the Investment Options as follows:

o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation Units in your Contract on the record date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

5.Our General ACCOUNT
--------------------------------------------------------------------------------


Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We only currently offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to the DCA Fixed Option and any amounts that you allocate to fixed Annuity Payments during the Payout Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the Investment Choices available under our general account in the future. Please contact us for the most current terms.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

6.EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGE

Each Business Day during the Accumulation Phase, we make a deduction from your Separate Account assets for M&E charges. We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                          M&E CHARGE
                         ---------------------------------------------
                                          TRADITIONAL   ENHANCED GBP
                            NO GBP           GBP
Traditional GMDB             1.90%          2.10%          2.60%
Enhanced GMDB                2.10%          2.25%          2.75%

The Traditional GBP consists of:

o        The Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        The Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        The Enhanced GMIB, and
o        The Enhanced GPWB.

If you exercise the GPWB, the increased M&E charges associated with the GBP will continue until the GPWB endorsement terminates and the increased M&E charges associated with the Enhanced GMDB will continue as long as the GMDB value is greater than zero.

During the Payout Phase, the M&E charge is 1.90% of the average daily assets invested in a subaccount on an annual basis, regardless of the benefit options that apply. This expense is equal to the lowest charge because we do not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase.

This charge compensates us for all the insurance benefits provided by your Contract, for example:

o        our contractual obligation to make Annuity Payments,
o        the death benefits,
o        certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We deduct a higher M&E charge to cover the cost of providing the bonus. The increase is equal, on an annual basis to 0.50% of the average daily assets invested in a subaccount. We expect to recoup the cost of the bonus through collection of these higher charges. Over time the amount of the bonus may be offset by these higher charges.

CONTRACT MAINTENANCE CHARGE

We deduct $30 from the Contract Value as a contract maintenance charge on the last day of each Contract Year. The charge is deducted pro rata from the Investment Choices as set out in your Contract.


During the Accumulation Phase we will not deduct the charge if your Contract Value is at least $100,000 when the deduction for the charge is to be made. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. Currently, the charge is also waived during the Payout Phase if your Contract Value on the Income Date is at least $100,000. If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will look to the Annuitant to determine whether to assess the charge.


If you make a full withdrawal from your Contract other than on a Contract Anniversary, we will deduct the full contract maintenance charge. During the Payout Phase we will collect the charge monthly out of each Annuity Payment.

The charge is for administrative expenses associated with the distribution and maintenance of the Contracts.

WITHDRAWAL CHARGE

During the Accumulation Phase, you can make withdrawals from your Contract. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within nine years before the withdrawal. The withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may also be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. We treat amounts withdrawn from your Contract in the following order:

1. First, we withdraw any Purchase Payments under the partial withdrawal privilege and do not assess a withdrawal charge on these payments.

2. Then, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (i.e. Purchase Payments that are nine or more years old). We do not assess a withdrawal charge on these Purchase Payments.

3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these payments. However, withdrawing payments on a FIFO basis may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4. Finally, we withdraw any Contract earnings. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment you make and the amount of the withdrawal charge depends upon the length of time since you made your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

                            NUMBER OF COMPLETE
                           YEARS SINCE PURCHASE
                              PAYMENT RECEIPT              CHARGE
                                      0                     8.5%
                                      1                     8.5%
                                      2                     8.5%
                                      3                     8.0%
                                      4                     7.0%
                                      5                     6.0%
                                      6                     5.0%
                                      7                     4.0%
                                      8                     3.0%
                               9 years or more              0.0%


For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the requested withdrawal amount.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $70.00 for a total withdrawal amount of $1,070.00.

After we have had a Purchase Payment for nine full years there is no charge if you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of each withdrawal. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices. We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. The withdrawal charge compensates us for expenses associated with selling the Contract.

The withdrawal charge is higher and extends for a longer period of time due to the bonus. We expect to recoup the cost of the bonus through collection of these higher charges. If you make a withdrawal while the withdrawal charge applies, the proceeds you receive may be lower than if you had purchased an annuity without a bonus.


Withdrawals are subject to any income taxes that are due and prior to age 59 1/2 may be subject to a 10% penalty tax.


NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

PARTIAL WITHDRAWAL PRIVILEGE. This privilege allows you to withdraw a percentage of your Purchase Payments (not including any bonus) each Contract Year without incurring a withdrawal charge. If you exercise the GPWB (if applicable), the partial withdrawal privilege will no longer apply. Each Contract Year after the first Contract Year and before you exercise your GPWB (if applicable):

o you can make multiple withdrawals of up to 10% of your Purchase Payments (not including any bonus);

o less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge, and

o  we will not deduct a withdrawal charge.

This privilege is non-cumulative, which means that if you do not use your 10% privilege in a given Contract Year, it does not carry over to the next year. If you make a withdrawal of more than this amount, the excess amount may be subject to a withdrawal charge. If you take a full withdrawal, the partial withdrawal privilege will apply and you will receive 10% of your Purchase Payments (not including any bonus and less any previous withdrawals taken in the current Contract Year that were not subject to a withdrawal charge) without charge.

The systematic withdrawal or minimum distribution programs may also allow you to make withdrawals without the deduction of the withdrawal charge under certain circumstances. However, if you exercise the GPWB (if applicable), these programs will no longer apply. You also cannot use these programs and the partial withdrawal privilege in the same Contract Year. See section 8, Access to Your Money for a description of the systematic withdrawal and minimum distribution programs.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge when the Contract is sold under circumstances that reduce our sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or not deduct a withdrawal charge when a Contract is sold by an agent of Allianz Life of New York to any members of his or her immediate family and the commission is waived. Our prior approval is required for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Payout Phase. We also reserve the right to restrict the number of transfers to 12 transfers per Contract Year. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the account. If the transfer is part of the DCA or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

PREMIUM TAXES

Premium taxes are not generally applicable to your Contract since they are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value for these taxes if the State of New York enacts legislation requiring premium tax payments or if the Contract Owner lives in a state where premium tax is applicable. In states where the premium tax applies, it is our current practice not to charge you for these taxes until the Income Date, until you make a full withdrawal or you die. We may change this practice in the future and charge you for the tax when it is due. Premium taxes are generally 3.5% or less depending on the state.

INCOME TAXES

We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option that appears in the appendix of this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Payout Phases if you make allocations to the Investment Options.

7.TAXES
-------------------------------------------------------------------------------

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see the following discussion).

If you do not purchase the Contract under a tax qualified retirement plan your Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-natural person (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and income may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchase the Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

We currently issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Contract Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% penalty tax may apply to distributions made
  (1) before age 59 1/2(subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.


o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) Contracts and funds from plans under the several Internal Revenue Code sections identified in our 403(b) endorsements are the only currently accepted contributions under a TSA or 403(b) Contract. However, this may change in the future.


QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Contract Owner and the Beneficiary. The authorized signatory for the plan must make representation to us that the plan is qualified under the Code on the Issue Date and will continue to be qualified for the entire Accumulation Phase of the Contract. The qualified plan may designate a third party administrator to act on its behalf. The plan is responsible for all tax reporting.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified deferred annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.


PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision (AOD) that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. The Conway case and the AOD involved a partial exchange to a new annuity contract. Revenue Ruling 2002-75 suggests that a partial exchange can go into an existing annuity contract as well as a new annuity contract. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


You, as the owner, generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. Section 72 of the Code governs treatment of distributions. When you make a withdrawal, you are generally taxed on the amount of the withdrawal from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the Annuity Payments. Annuity Payments received after the Payee has received all of the Purchase Payment are fully included in income.


If the value of your Contract exceeds your Purchase Payment, any withdrawal generally will be included in taxable income to the extent of earnings in your Contract. Section 72 of the Code further provides that any amount received under an annuity Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as Annuity Payments under an immediate annuity; or

6) that come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above.

DISTRIBUTIONS -- QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is included in income. Some distributions will be exempt from the penalty. There is an exception to this 10% penalty tax for:


1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;

2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

5)   distributions made on account of an IRS levy upon the Qualified Contract;

6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

7) distributions from an IRA made to you (or the Annuitant as applicable) to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;

8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9) for TSA or 403(b) Contracts, distributions made to an employee who has separated from service after age 55; and

10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).


The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% penalty tax plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of Annuity Payments made after the partial withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.


Generally, distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, the required beginning date is April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required distributions must be made over a period not exceeding the life or life expectancy of the Annuitant or the joint lives or life expectancies of the Annuitant and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal will have an adverse impact on the determination of required minimum distributions. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions are not allowed prior to age 59 1/2, separation from service, death or disability:

o salary reduction contributions made in years beginning after December 31, 1988;

o   earnings on those contributions; and

o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the accumulation value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount included as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her accumulation value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.


DIVERSIFICATION

The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life of New York would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

8.ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------

The money in your Contract is available under the following circumstances:

o        by making a withdrawal;
o        by receiving Annuity Payments; or
o        when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase. When you make a full withdrawal you will receive the Contract Value on the Business Day the withdrawal request is received at our Service Center:

o based upon the number of Accumulation Units held by your Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request,

o less any applicable premium tax,

o less any applicable withdrawal charge, and

o less any contract maintenance charge.

(For a discussion of the Contract charges see the Fee Tables and section 6, Expenses.)

Unless you instruct us otherwise, any partial withdrawal will be made pro-rata from the Investment Choices you selected. Your Contract Value after a partial withdrawal must meet the minimum set forth in your Contract. We reserve the right to treat a request for withdrawal that would reduce your Contract Value below the minimum set forth in your Contract as a request for a full withdrawal of your Contract.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect (see the following discussion).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. WITHDRAWALS FROM TSA OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE
SECTION 7, TAXES).


GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)

The GPWBs are only available as part of the optional Guaranteed Benefit Packages
(GBPs).

The Traditional GBP consists of:

o        the Traditional Guaranteed Minimum Income Benefit (GMIB), and
o        the Traditional Guaranteed Partial Withdrawal Benefit (GPWB).

The Enhanced GBP consists of:

o        the Enhanced GMIB, and
o        the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs are only available at Contract issue and they carry an additional mortality and expense risk (M&E) charge. The Enhanced GBP is only available if all owners are 79 or younger on the Issue Date.

You can select a GBP on your Contract application. You can only select one GBP and once you select a GBP you cannot change or cancel it. The Enhanced GBP may not be appropriate for owners who are age 75 or older because the benefit values provided by the Enhanced GBP are limited after age 81.

You must hold your Contract for ten complete Contract Years before you can exercise a GPWB. A GPWB may not be appropriate for you if you intend to hold your Contract for less than ten years. The GPWBs do not create Contract Value or guarantee the performance of any Investment Option.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU IF YOU SELECT A GBP. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GMIB/GPWB IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE GPWBS.

The GPWBs provide guaranteed annual payments in the form of partial withdrawals of up to 10% of your GPWB value that you can elect to receive during the Accumulation Phase. Withdrawal charges do not apply to GPWB payments, however, GPWB payments will be treated as a partial withdrawal for tax purposes.

Withdrawal charges will apply in the following circumstances during the first nine years after you exercise the GPWB:

o if you make one or more partial withdrawals and receive a GPWB payment during the same Contract Year, the partial withdrawals are subject to any applicable withdrawal charge; and

o if you elect to stop receiving GPWB payments and instead take a lump-sum payment of your remaining Contract Value, the lump-sum payment is subject to any applicable withdrawal charge.

Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you may be able to choose whether your Enhanced GPWB value is equal to the 5% Annual Increase Amount, the 3% Annual Increase Amount or the MAV. Although the 5% Annual Increase Amount may be the greatest amount it may also be more limiting because the maximum GPWB payment percentage that you can request is less than what is available under the 3% Annual Increase Amount or the MAV. For more details on how the GMIB values are calculated please see the "Traditional GMIB" and the "Enhanced GMIB" in section 2, Annuity Payments (the Payout Phase).

THE 5% ANNUAL INCREASE AMOUNT MAY NOT BE AVAILABLE AT THE TIME YOU ADD A GBP TO YOUR CONTRACT. IF YOU SELECT THE ENHANCED GBP AND THE 5% ANNUAL INCREASE AMOUNT IS SUBSEQUENTLY APPROVED IN YOUR STATE, WE WILL AUTOMATICALLY ADD THE FEATURE TO YOUR CONTRACT. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE 5% ANNUAL INCREASE AMOUNT.

You can only exercise a GPWB within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary. If you annuitize the Contract, the GPWB cancels.

In order to begin receiving GPWB payments, you must submit a GPWB payment election form to our Service Center. GPWB payments will not begin until our Service Center receives this form. Once our Service Center receives the GPWB payment election form, we will automatically begin to make annual payments to you of your chosen GPWB value percentage.

If your GPWB payments are based on the 3% Annual Increase Amount or the MAV under the Enhanced GPWB, or if you receive GPWB payments under the Traditional GPWB, you can elect to receive up to 10% of your GPWB value. If you receive GPWB payments based on the 5% Annual Increase Amount under the Enhanced GPWB, you can elect to receive up to 6.67% of your GPWB value. Once you choose the percentage of GPWB value you want to receive, you cannot change it.

Once you exercise your GPWB, we will make GPWB payments to you on the 30th day after your Contract Anniversary unless that day is not a Business Day. If the 30th day after your Contract Anniversary is not a Business Day, we will make payment to you on the next Business Day.

We will continue to make GPWB payments until the GPWB value is exhausted, or you elect to stop receiving GPWB payments and instead receive:

o a lump-sum payment of your remaining Contract Value less any applicable premium tax and withdrawal charge (you can make this election at anytime); or

o Annuity Payments based on your remaining Contract Value less any applicable premium tax (you can make this election at anytime); or

o Annuity Payments based on your remaining GMIB value (you can only make this election within 30 days after a Contract Anniversary and before we make the next GPWB payment).

If you make no additional partial withdrawals while the GPWB is in effect, we would pay the GPWB value to you:

o within ten years if you are eligible for and elect to receive the 10% maximum amount.

o within 15 years if you elect to receive the 6.67% maximum amount available with the 5% Annual Increase Amount under the Enhanced GPWB.


We will deduct your GPWB payment pro rata from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

IF YOU ELECT TO RECEIVE GPWB PAYMENTS:

o YOU CAN NO LONGER MAKE ADDITIONAL PURCHASE PAYMENTS;

o THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER APPLY;

o THE SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION PROGRAMS WILL NO LONGER BE AVAILABLE TO YOU AND IF YOU ARE PARTICIPATING IN THESE PROGRAMS, YOUR PARTICIPATION WILL STOP;

o THE GPWB, GMIB AND GMDB VALUES STOP INCREASING;

o        THE GPWB VALUE, GMIB VALUE AND GMDB VALUE WILL DECREASE WITH:

-        EACH GPWB PAYMENT YOU RECEIVE, AND

- THEY WILL ALSO DECREASE PROPORTIONATELY BY THE PERCENTAGE OF ANY CONTRACT VALUE YOU WITHDRAW (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) IN ADDITION TO THE GPWB PAYMENT YOU RECEIVE EACH CONTRACT YEAR;

o        THE CONTRACT VALUE WILL ALSO DECREASE WITH EACH GPWB PAYMENT;

o THE ADDITIONAL M&E CHARGE FOR YOUR GBP WILL CONTINUE UNTIL YOUR GPWB ENDORSEMENT TERMINATES; AND

o IF YOU HAVE THE ENHANCED GMDB, THE ADDITIONAL M&E CHARGE FOR YOUR GMDB WILL CONTINUE AS LONG AS YOUR GMDB VALUE IS GREATER THAN ZERO.

An election to begin receiving GPWB payments will not freeze your Contract Value, with the result that the Contract Value available for withdrawal, Annuity Payments and as a death benefit will continue to increase and decrease as a result of market performance.

If you do not stop your GPWB payments and there is Contract Value remaining after we make the last GPWB payment, we will pay you the Contract Value if it is less than $2,000 (less any applicable premium tax) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB payment is at least $2,000 you can instead elect to:

o continue your Contract, or

o receive Annuity Payments based on your remaining Contract Value (less any applicable premium tax).

We will send you notice at least 30 days before the last GPWB payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any applicable premium tax) in a lump-sum and your Contract will terminate.

Your GPWB endorsement will terminate upon the earliest of:

o        Contract termination;
o        the Income Date;
o        the GPWB value is zero or less; or
o the death of the Contract Owner unless the spouse continues the Contract as the new owner.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under the program is $500. All systematic withdrawals will be made on the ninth day of the month unless that day is not a Business Day. If it is not, then the withdrawal will be made the previous Business Day. The systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege. You will not be charged additional fees for participating in or terminating from this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME.

MINIMUM DISTRIBUTION PROGRAM


If you own a Qualified Contract you may elect to participate in the minimum distribution program. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. These withdrawals will not be subject to a withdrawal charge. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000 we will only make payments annually. However, if you make any additional withdrawals in excess of your minimum distributions in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge.


YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS NOT CURRENTLY SUPPORTED UNDER TSA OR 403(B) CONTRACTS, HOWEVER, THIS MAY CHANGE IN THE FUTURE.

This Contract offers a choice of Guaranteed Minimum Death Benefits (GMDBs) and optional Guaranteed Benefit Packages that provide Guaranteed Minimum Income Benefits (GMIBs) and Guaranteed Partial Withdrawal Benefits (GPWBs). These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a required minimum distribution (RMD). If the GMIB is not exercised on or before the date RMD payments must begin under a qualified plan, the certificate owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB payments. In addition, once you choose your GPWB payment percentage you cannot change it. Therefore, you will not be able to adjust your GPWB payment to meet your RMD needs if you elect to receive GPWB payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values. We encourage owners purchasing Qualified Contracts that are subject to RMD payments to consult a tax advisor regarding these benefits.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.  trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law but not for more than six months.


9.Illustrations
--------------------------------------------------------------------------------



In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the "pay-in", or Accumulation Phase, or the Annuity Payment, or "pay-out" phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustrative alternative, we may use the Standard & Poor's(R) 500 Composite Index or other recognized investment benchmark to show how values may vary.

The illustrations are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration free of charge at any time by contacting your registered representative.



10.DEATH BENEFIT
-------------------------------------------------------------------------------



At the time you purchase the Contract, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional Guaranteed Minimum Death Benefit (GMDB) will apply to your Contract. The Enhanced GMDB is available for an additional mortality and expense risk (M&E) charge if all owners are age 79 or younger. The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and it may not be appropriate if any owner is age 75 or older on the Issue Date because the benefit values are limited after age 81. As a result, any owner who is 75 or older should determine if purchasing a benefit for which there is an additional cost is appropriate for his/her situation.


If you exercise a Guaranteed Minimum Income Benefit, your GMDB will cancel.

YOU MAY ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE AND ONCE YOU SELECT A DEATH BENEFIT YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

PLEASE REFER TO THE APPLICABLE ENDORSEMENTS TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE DEATH BENEFITS.


If you own the Contract jointly, we will use the age of the older Joint Owner to determine the death benefit. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will use the Annuitant's age to determine the death benefit for all currently offered Contracts.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Contract Owner.


Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk that will be borne by the Beneficiary.

DEATH OF THE CONTRACT OWNER

If any owner dies (whether or not they are an Annuitant) during the Accumulation Phase, we will pay a death benefit to the Beneficiary. In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.

If the Contract is owned jointly and one owner dies during the Payout Phase, the remaining Joint Owner becomes the Contract Owner. If all owners die during the Payout Phase, the Beneficiary becomes the Contract Owner.

If any owner who is not an Annuitant dies during the Payout Phase, any remaining Annuity Payments under the selected Annuity Option will continue to the Payee at least as rapidly as they were being paid at the owner's death. If any owner who is also an Annuitant dies during the Payout Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the owner's death.

DEATH OF THE ANNUITANT

If the Annuitant who is not an owner dies during the Accumulation Phase, the owner will become the Annuitant unless he/she designates another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust) and the Annuitant dies during the Accumulation Phase on all currently offered Contracts:

o        we will treat the death of the Annuitant as the death of the Contract
         Owner,
o        we will pay a death benefit to the Beneficiary, and
o        a new Annuitant may not be named.

If the Annuitant dies (whether or not they are an owner) during the Payout Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Annuitant's death.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit will be the greater of the following (less any applicable premium taxes):

o the Contract Value determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center; or

o the Traditional GMDB value, which is the total of all Purchase Payments (not including any bonus) you have made, before exercise of the GPWB (if applicable), reduced proportionately by the percentage of the Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit will be the greater of the following (less any applicable premium taxes):

o The Contract Value determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center; or

o The Enhanced GMDB value, which is the Maximum Anniversary Value, before the exercise of the GPWB (if applicable) determined as of the end of the Business Day during which due proof of death and election of the death benefit payment option have been received at our Service Center.

THE MAXIMUM ANNIVERSARY VALUE (MAV). The MAV on the Issue Date is equal to your initial Purchase Payment (not including any bonus).

On each Business Day other than a Contract Anniversary and before the date of your death, the MAV is equal to:

o its value on the immediately preceding Business Day;

o plus any additional Purchase Payments (not including any bonus) received that day; and

o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made that day.

On every Contract Anniversary prior to your 81st birthday and before the date of your death, the MAV is equal to:

o the highest Contract Value that occurred on any Contract Anniversary*;

o plus subsequent additional Purchase Payments (not including any bonus) you made since that Contract Anniversary*; and

o reduced proportionately by the percentage of any Contract Value withdrawn (including any withdrawal charge) for each withdrawal you made since that Contract Anniversary.*

     *In this instance, and only for the purposes of this portion of the MAV calculation, the term "Contract Anniversary" includes the Issue Date.

Beginning with the Contract Anniversary that occurs on or after your 81st birthday and before the date of your death, we calculate the MAV in the same way that we do on any Business Day other than a Contract Anniversary.

The MAV stops increasing on the date you exercise the GPWB (if applicable).

IF YOU EXERCISE THE GPWB, THE TRADITIONAL AND ENHANCED GMDB VALUES WILL STOP INCREASING ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS, BUT THEY WILL DECREASE
WITH:

o each GPWB payment you receive; and

o they will decrease proportionately by the percentage of any Contract Value you withdraw (including any withdrawal charges) in addition to the GPWB payment you receive each Contract Year.

If you exercise the GPWB, the increased M&E charge associated with the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero. In addition, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance.

Your GMDB endorsement will terminate upon the earliest of:

o        the Income Date; or
o        Contract termination.

DEATH BENEFIT EXAMPLES

o You purchase the Contract currently offered by this prospectus with an initial Purchase Payment of $100,000 (not including any bonus). You are the only owner.

o You make no additional Purchase Payments.

o The MAV on the ninth Contract Anniversary is $180,000.

o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but prior to the partial withdrawal) is $160,000. You take no other partial withdrawals.

o The Contract Value on the tenth Contract Anniversary is $140,000.

o You have not yet reached your 81st birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected in the assumptions listed above the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

TRADITIONAL GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of 1 or 2:

         1) Contract Value:                                                            $140,000

         2) Total Purchase Payments                                                    $100,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                - 12,500
                                                                                       $ 87,500

Therefore, the death benefit under the Traditional GMDB on the tenth Contract
Anniversary is $140,000.

ENHANCED GMDB:

We calculate the death benefit on the tenth Contract Anniversary as the greater of the following:

         1) Contract Value:                                                             $140,000

         2) Total Purchase Payments                                                     $100,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $100,000 =                 - 12,500
                                                                                        $ 87,500
         3) The MAV:
               The MAV on the ninth Contract Anniversary                                $180,000
               Reduced proportionately by the percentage of Contract Value
                 withdrawn:   ($20,000 / $160,000) = 0.125 x $180,000 =                 - 22,500
                                                                                        $157,500

Therefore, the death benefit under the Enhanced GMDB on the tenth Contract Anniversary is equal to $157,500.


DEATH BENEFIT PAYMENT OPTIONS

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the following death benefit payment options. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made in a form satisfactory to us at our Service Center within 60 days after the death benefit first becomes payable by us. If a lump-sum payment is requested, the amount will be paid within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of death benefits.

OPTION A: lump-sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: payment of the entire death benefit within five years of the date of any owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion share pro rata over the Annuity Payments.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump-sum, he/she may only make such an election during the 60 day period after the day that the lump-sum first became payable.


11.OTHER INFORMATION
-------------------------------------------------------------------------------


ALLIANZ LIFE OF NEW YORK


Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. We offer fixed and variable annuities and group life, accident and health insurance products. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz Versicherungs-AG Holding, which is a provider of integrated financial services.


THE SEPARATE ACCOUNT


We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.


The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York.


DISTRIBUTION


USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. USAllianz is not a member of Securities Investors Protection Corporation. More information about USAllianz is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate USAllianz for the distribution and sale of the Contracts. USAllianz does not itself sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. One of these selling firms, USAllianz Securities, Inc., is our affiliate. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to USAllianz under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments equal 0.25% of an Investment Option's average daily net assets for the most recent fiscal year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to USAllianz or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 6.0% of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.0% of Purchase Payments).

We may fund USAllianz' operating and other expenses, including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with USAllianz. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

We and/or USAllianz may pay certain selling firms additional marketing support allowances for:

o   marketing services and increased access to registered representatives;
o   sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives; and
o   other sales expenses incurred by them.

We and/or USAllianz may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


ADMINISTRATION/THE SERVICE CENTER

Delaware Valley Financial Services, LLC (DVFS) performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life Insurance Company of North America. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o Issuance of the Contracts,

o Maintenance of Contract Owner records,

o Processing and mailing of account statements and other mailings to Contract Owners, and o Routine customer service including:

     -Responding to Contract Owner correspondence and inquiries, -Processing of Contract changes,
     -Processing withdrawal requests (both partial and total) and -Processing annuitization requests.

We compensate DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.


FINANCIAL STATEMENTS

The financial statements of Allianz Life of New York and the Separate Account have been included in the Statement of Additional Information.

 12.Glossary
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you elect to begin receiving Annuity Payments. Generally, you can make additional Purchase Payments during this time.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts during the Accumulation Phase.

ANNUAL INCREASE AMOUNT - a calculation used in determining the Enhanced GMIB/GPWB values.


ANNUITANT - the natural person upon whose life the Annuity Payments are based. For a Qualified Contract, the owner must be the Annuitant unless the Contract is owned by a qualified plan. The Contract Owner names the Annuitant at Contract issue.


ANNUITY OPTIONS - the income or payout options available under your Contract.

ANNUITY PAYMENTS - payments made by us to the Payee (you or someone you designate) pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Payout Phase.

BENEFICIARY - the person(s) or entity the Contract Owner names to receive any death benefit. The Beneficiary is named at Contract issue. Unless an irrevocable Beneficiary has been named, the Contract Owner can change the Beneficiary or contingent Beneficiary. If no Beneficiary is named, the owner's estate becomes the Beneficiary.


BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. We are open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.


CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - an anniversary of the Issue Date of your Contract.

CONTRACT OWNER - "you", "your" and "yours". The person or entity named in the Contract who may exercise all rights granted by the Contract. The Contract Owner is designated at Contract issue, unless changed.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values of your Investment Choices.


CONTRACT YEAR - any period of twelve (12) months commencing with the Issue Date and each Contract Anniversary thereafter.

FIXED ACCOUNT - an Investment Choice which may be available under our general account. The general account consists of all of our assets other than those in our variable separate accounts. We have complete ownership and control of all of these assets.

GUARANTEED BENEFIT PACKAGE (GBP) - a choice of two optional benefit packages consisting of the Traditional GBP (Traditional Guaranteed Minimum Income Benefit and Traditional Guaranteed Partial Withdrawal Benefit) or the Enhanced GBP (Enhanced Guaranteed Minimum Income Benefit and Enhanced Guaranteed Partial Withdrawal Benefit).

INCOME DATE - the date that you begin receiving Annuity Payments under your Contract. This date must be the first day of a calendar month.

INVESTMENT CHOICES - the variable Investment Options and any options available under our general account for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.


INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may not invest in more than 15 Investment Options at any one time.


ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - a Non-Qualified Contract can be owned by up to two Joint Owners.

MAXIMUM ANNIVERSARY VALUE (MAV) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


PAYEE - the Payee is the person or entity you designate to receive Annuity Payments during the Payout Phase. An owner or Annuitant can be the Payee but it is not required under the Contract. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the owner. The owner can change the Payee at any time.


PAYOUT PHASE - the phase your Contract is in once Annuity Payments begin.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Currently we issue Qualified Contracts which include but may not be limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA or 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the USAllianz Service Center. Our Service Center address and phone number are at the back of this prospectus.

-------------------------------------------------------------------------------
13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

                                                        Page


Allianz Life of New York..............................     2
Experts...............................................     2
Legal Opinions........................................     2
Distributor...........................................     2
Reduction or Elimination of the Withdrawal Charge.....     2
Federal Tax Status....................................     3
    General...........................................     3
    Diversification...................................     3
    Contracts Owned by Other Than
       Natural Persons................................     4
    Income Tax Withholding............................     4
    Required Distributions............................     5
    Qualified Contracts...............................     5
Annuity Provisions....................................     6
    Annuity Unit Value................................     7
Mortality and Expense Risk Guarantee..................     7
Information on Older Contracts That Are
     No Longer Offered................................     7
Financial Statements..................................     7
Appendix  - Condensed Financial Information...........     8

14. PRIVACY NOTICE
-------------------------------------------------------------------------------


A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (FEBRUARY 2004)

PRIVACY NOTICE REVISIONS

OUR PRIVACY PRACTICES HAVE NOT CHANGED SINCE OUR PREVIOUS NOTICE. THE ONLY CHANGE WE HAVE MADE WAS TO THE ALLIANZ LIFE(R) TRADEMARK SYMBOL.


WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz Life(R) of NY. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT THE FOLLOWING INFORMATION:
oINFORMATION FROM YOU--received from our insurance and annuity applications, claim forms or other forms; examples are: your name; address; and date of birth;
oINFORMATION ABOUT YOUR TRANSACTIONS WITH US--examples are:
     your account balances; and your payment history;
oNFORMATION FROM THIRD PARTIES--from consumer reporting agencies; examples are:
     credit reports; and employment data.

WE MAY DISCLOSE THE FOLLOWING INFORMATION:

We disclose information such as your name; address; and policy information:
o TO OUR SERVICE PROVIDERS--such as persons who:
      collect premiums; investigate claims; and administer benefits;
o AS PERMITTED BY LAW--examples are:
      to government regulators; to law enforcement agencies; and related to court orders;
o OTHER CIRCUMSTANCES--examples are:
     to consumer reporting agencies to obtain underwriting information; to medical professionals to process your claim; to your insurance agent so he or she can perform services for you.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
o We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you.
o If we become aware that any of your information is incorrect, we will make an effort to correct it.
o    We do not sell your information to others.

INFORMATION ABOUT OUR FORMER CUSTOMERS:

Information about our former customers is retained by us on a secure basis. If any disclosure of your information is made, it would be as described in this notice. We do not disclose any information about our former customers except as allowed or required by law.

THE FOLLOWING APPLIES ONLY TO AZ, CA, CT, GA, IL, KS, MA, ME, MN, MT, NV, NJ, NC, OH, OR, AND VA RESIDENTS:

o You have a right to access and request correction of your information that is retained by us.

o Information obtained from a report prepared by an insurance support agency may be retained by the agency and disclosed to other persons.

THE FOLLOWING APPLIES ONLY TO MASSACHUSETTS RESIDENTS (in addition to the above provisions):

o Upon your written request, you have a right to receive the reason for any adverse underwriting decision made by Allianz Life(R)of NY.

THE FOLLOWING APPLIES ONLY TO MONTANA RESIDENTS (in addition to the above provisions):

o You are entitled to receive, upon request to Allianz Life of NY, a record of any subsequent disclosures of medical record information made by Allianz Life of NY, including the following:

     1. The name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;
     2. The date of the receipt or examination; and
     3. To the extent practicable, a description of the information disclosed.

NOTIFICATION OF CHANGE:

If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ LIFE(R) OF NY CONTACT INFORMATION:

If you have any questions or concerns about our privacy policies or procedures, please write or call:

ALLIANZ LIFE INSURANCE
COMPANY OF NEW YORK
152 WEST 57TH STREET, 18TH FLOOR
NEW YORK, NY 10019

212/586-7733

                                                    M40018-NY (R-2/2004)

Appendix  - Annual operating expenses for each Investment Option
--------------------------------------------------------------------------------

This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent fiscal year. Except for the USAZ Funds and the PIMCO VIT portfolios, neither the variable Investment Options nor their advisers are affiliated with Allianz Life of New York.

-----------------------------------------------------------------------------------------------------------------------------------
                                                             ANNUAL OPERATING EXPENSES BEFORE FEE                    TOTAL ANNUAL
                                                             WAIVERS OR EXPENSE REIMBURSEMENTS         AMOUNT OF      OPERATING
                                                                                                       CONTRACTUAL  EXPENSES AFTER
                                                                                                       FEE WAIVERS    CONTRACTUAL
                                                                                                           AND      FEE WAIVERS OR
                                                                                                      REIMBURSEMENTS    EXPENSE
VARIABLE INVESTMENT OPTION                                                                                          REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                         MANAGEMENT                OTHER
                                                            FEES       12B-1       EXPENSES    TOTAL
                                                                       FEES*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund (1), (8)                            .75%       .25%        .28%      1.28%        .08%         1.20%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund (1), (8)                              .80        .25         .33       1.38         .18          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund (1), (8)                .85        .25         .53       1.63         .33          1.30
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund  (1), (8)                  .90        .25        1.00       2.15         .70          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio (8)                              .75        --          .15        .90          --           .90
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio (8)                                  .75        --          .07        .82          --           .82
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Davis NY Venture  Fund - Class 1 (1), (9), (10)         .75        --          .40       1.15         .20           .95
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Davis NY Venture  Fund - Class 2 (1), (9)               .75        .25         .39       1.39         .19          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index Portfolio-Service            .35        .25          --        .60          --           .60
Shares
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Service Shares                       .25        .25         .02        .52          --           .52
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Founders Growth and Income Fund (1)              .86        .25         .28       1.39         .19          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 1           .90        --          .40       1.30         .20          1.10
(1), (7) , (9), (10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Dreyfus Premier Small Cap Value Fund - Class 2           .90        .25         .40       1.55         .20          1.35
(1), (7) , (9)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class        .59        .25         .05        .89          --           .89
2 (2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2          .50        .25         .03        .78          --           .78
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 2 (2), (3)                  .58        .25         .04        .87          --           .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2 (2), (3)            .48        .25         .03        .76          --           .76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 2           .75        .25         .04       1.04          --          1.04
(2), (3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 2 (2), (3)                  .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 2           .74        .25         .03       1.02         .01          1.01
(2), (3), (4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (2), (4)                    .51        .25         .29       1.05         .04          1.01
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2 (2),       .57        .25         .19       1.01         .02           .99
(4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund - Class 2 (2), (3)              .50        .25         .03        .78          --           .78
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005 - Class 1 (3)                  .62        --          .06        .68          --           .68
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 - Class 1 (3)                  .61        --          .04        .65          --           .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 2 (2)                .80        .25         .24       1.29          --          1.29
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (2)                   .60        .25         .20       1.05          --          1.05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2       1.25        .25         .30       1.80          --          1.80
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (2), (4)          .69        .25         .22       1.16         .04          1.12
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2 (2), (3)           .81        .25         .07       1.13          --          1.13
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio - Class 2 (8)                  .75       --           .60       1.35          --          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio -  Class      .90         --        1.15        2.05          --          2.05
2 (5), (8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SP William Blair International Growth Portfolio - Class      .85         --         .70        1.55          --          1.55
2  (8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (8)                     .63        --          .04        .67          --           .67
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA (8)                           .73        --          .03        .76          --           .76
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA (8)                           .68        --          .02        .70          --           .70
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund (1)                     .85        .25         .29       1.39         .04          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Oppenheimer Emerging Technologies Fund (1)              .90        .25         .39       1.54         .19          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 1 (1), (7) , (9),        .90        --          .80       1.70         .50          1.20
(10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Global Fund - Class 2 (1), (7) , (9)         .90        .25         .80       1.95         .50          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer International Growth Fund (1)                .88        .25         .78       1.91         .46          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 1 (1), (7) ,        .80        --          .40       1.20         .25           .95
(9), (10)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Main Street Fund - Class 2 (1), (7) ,        .80        .25         .40       1.45         .25          1.20
(9)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio - Admin. Class (6), (7),        .20        --        11.32      11.52       10.32          1.20
(8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio - Admin. Class (8)             .25        --          .50        .75          --           .75
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio- Admin. Class (8)             .25        --          .41        .66          --           .66
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income Portfolio -            .40        --          .25        .65          --           .65
Admin. Class (8)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio- Admin. Class (8)            .25        --          .40        .65          --           .65
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO NFJ Small Cap Value Fund (1)                       .75        .25         .60       1.60         .25          1.35
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Growth and Income Fund  (1)                    .75        .25         .32       1.32         .12          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Renaissance Fund  (1)                          .75        .25         .25       1.25          --          1.25
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ PIMCO PEA Value Fund  (1)                                .75        .25         .27       1.27         .07          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio - Class 1  (8)            1.00        --          .16       1.16          --          1.16
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                                        .35        .25         .28        .88         .01           .87
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ  Van Kampen Aggressive Growth Fund (1)                   .90        .25         .36       1.51         .21          1.30
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund (1)                             .77        .25         .26       1.28         .08          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund (1)                      .85        .25         .28       1.38         .18          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Equity and Income Fund (1), (7)               .75        .25         .40       1.40         .20          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund (1)                     .95        .25         .50       1.70         .25          1.45
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund (1)                    .77        .25         .27       1.29         .09          1.20
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund (1)                               .85        .25         .38       1.48         .18          1.30
------------------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (9).

(1) USAllianz Advisers, LLC ("USAZ"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2005. The Investment Option is authorized to reimburse USAZ for management fees previously waived and/or for the cost of Other Expenses paid by USAZ provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse USAZ in this manner only applies to fees paid or reimbursement made by USAZ within the previous three years.

(2) For the variable Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan that is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

(3)  The Fund administration fee is paid indirectly through the management fee.

(4) For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities, Mutual Shares Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.04%, 0.02% and 0.04%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(5) The investment adviser voluntarily agreed to reimburse "other expenses" that exceeded 1.41% for the year ended December 31, 2003. These reimbursements are voluntary and may be terminated at any time.
(6) PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7) The USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, USAZ Oppenheimer Main Street Fund, PIMCO VIT All Asset Portfolio and the USAZ Van Kampen Equity and Income Fund commenced operations as of May 1, 2004. The expenses shown above for these variable Investment Options are estimated for the current fiscal year.

(8) We may enter into certain arrangements under which we, or our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.

(9) The USAZ Davis NY Venture Fund, USAZ Dreyfus Premier Small Cap Value Fund, USAZ Oppenheimer Global Fund, and the USAZ Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.

(10) Not currently available.

 A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.


In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. You can request illustrations at any time by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB value change based on the investment experience of the variable Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.


You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling 1-202-942-8090.

The SEC also maintains a web site (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's web site. If you do not have access to the web site you can get copies of information from the web site upon payment of a duplication fee by writing to:

     PUBLIC REFERENCE SECTION OF THE COMMISSION
     450 Fifth Street NW
     Washington, DC 20549-0102

You can contact us at:

     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
     152 West 57th Street, 18th Floor,
       New York, New York 10019
     1-800-624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:

     USALLIANZ SERVICE CENTER
     300 Berwyn Park
     P.O. Box 3031 Berwyn, PA 19312-0031 1-800-624-0197






                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                            USALLIANZ OPPORTUNITY(R)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

         ALLIANZ LIFE(R)OF NY VARIABLE ACCOUNT C (THE SEPARATE ACCOUNT)
                                       AND


                      ALLIANZ LIFE INSURANCE COMPANY OF NEW
                            YORK (ALLIANZ LIFE OF NEW
                           YORK, WE, US OUR, FORMERLY
                            PREFERRED LIFE INSURANCE
                              COMPANY OF NEW YORK)



                                 APRIL 30, 2004


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                        152 West 57th Street, 18th Floor
                               New York, NY 10019
                                 (800) 624-0197

             TABLE OF CONTENTS
----------------------------------------------------------------------------

                                                                        Page


             Allianz Life of New York...............................       2
             Experts................................................       2
             Legal Opinions.........................................       2
             Distributor............................................       2
             Reduction or Elimination of the
                  Withdrawal Charge.................................       2
             Federal Tax Status.....................................       3
                 General............................................       3
                 Diversification....................................       3
                 Contracts Owned by Other Than
                     Natural Persons................................       4
                 Income Tax Withholding.............................       4
                 Required Distributions.............................       5
                 Qualified Contracts................................       5
             Annuity Provisions.....................................       6
                  Annuity Unit Value................................       7
             Mortality and Expense Risk Guarantee...................       7
             Information on Older Contracts That Are
                  No Longer Offered.................................       7
             Financial Statements...................................       7
             Appendix  - Condensed Financial Information............       8




                                                                    OPPSAI-0504

 ALLIANZ LIFE OF NEW YORK
--------------------------------------------------------------------------------


Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Prior to January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), which is a financial holdings company. AZOA is a subsidiary of Allianz Versicherungs-AG Holding (Allianz AG) which is a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, and group life, accident and health insurance products.

Allianz Life of New York does not have a separate custodian for the assets, i.e., mutual fund shares, owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Allianz Life of NY Variable Account C, formerly Preferred Life Variable Account C, as of and for the year ended December 31, 2003 and the financial statements of Allianz Life of New York as of December 31, 2003 and 2002 and for each of the years in the three years ended December 31, 2003 included in this SAI have been audited by KPMG LLP, independent accountants as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel to Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (USAllianz), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. USAllianz does not sell the Contracts on a retail basis. Rather, USAllianz enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. USAllianz received sales compensation with respect to the Contracts in the following amounts during the periods indicated. USAllianz passes through most of the commissions it receives to selling firms for their sales.

        ----------- ------------------------------------ -------------------------------------------------------
        FISCAL        AGGREGATE AMOUNT OF COMMISSIONS    AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY USALLIANZ
           YEAR              PAID TO USALLIANZ                      AFTER PAYMENTS TO SELLING FIRMS
        ----------- ------------------------------------ -------------------------------------------------------
        ----------- ------------------------------------ -------------------------------------------------------
           2001                     $0                                             $0
        ----------- ------------------------------------ -------------------------------------------------------
        ----------- ------------------------------------ -------------------------------------------------------
           2002                     $0                                             $0
        ----------- ------------------------------------ -------------------------------------------------------
        ----------- ------------------------------------ -------------------------------------------------------
           2003                    $228                                            $0
        ----------- ------------------------------------ -------------------------------------------------------

We may fund USAllianz' operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the USAllianz' management team; and other expenses associated with the Contracts. We also pay for USAllianz' operating and other expenses, including overhead, legal and accounting fees.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
-------------------------------------------------------------------------------
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

o the size of the group;

o the total amount of Purchase Payments expected to be received from the group;

o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);

o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.

We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


FEDERAL TAX STATUS
-------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump-sum payment or as Annuity Payments under the selected Annuity Option. For a lump-sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as these Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as these Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

(1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

(2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

(3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

(4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying these Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contracts is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of Annuity Payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.



CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is included in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more;

o distributions which are required minimum distributions;

o the portion of the distributions not included in gross income (i.e. returns of after-tax contributions); or

o hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, section 72(s) requires that:

o if any owner dies on or after the Income Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and

o if any owner dies prior to the Income Date, the entire interest in the contract will be distributed within five years after the date of such owner's death.

These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, then the death or change of an Annuitant is treated as the death of the owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.



QUALIFIED CONTRACTS

The Contracts are designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.


Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. (For more information see prospectus section 7, Taxes - Distributions - Qualified Contracts.)



PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. (For more information see prospectus section 7, Taxes - Distributions - Qualified Contracts.) Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

We base your monthly Annuity Payment upon:

o whether you select a fixed payout, variable payout, or a combination of both fixed and variable payouts;

o the Contract Value (less any applicable withdrawal charge) on the Income Date;

o the Annuity Option you select;

o the age of the Annuitant and any joint Annuitant; and

o the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed payouts as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you elect to receive any portion of your Annuity Payments as a fixed payout, the amount of Contract Value (less any applicable withdrawal charge) that you elect to apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNIT VALUE

We will purchase a fixed number of Annuity Units on the Income Date as follows.

The first Annuity Payment is equal to the amount of Contract Value that you elect to apply to variable Annuity Payments, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected.

We determine the fixed number of Annuity Units in each subaccount by dividing the amount of the first Annuity Payment for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless you make a transfer. The number of Annuity Units will also change if Annuity Option 3 is in effect, one Annuitant dies, and the surviving joint Annuitant elects to receive Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the Annuity Payment frequency selected.

The total variable Annuity Payment on each subsequent Annuity Payment date is the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment in each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount. We determine the Annuity Unit value on each subsequent Business Day as follows:

1. The net investment factor is determined as described in prospectus section 3, Purchase - Accumulation Units.

2. The Annuity Unit value for a Business Day is equal to:

o      the Annuity Unit value for the immediately preceding Business Day.
o      multiplied by the net investment factor for the current Business Day.
o      divided by the assumed net investment factor for the Business Day.

The assumed net investment factor is equal to one plus the assumed investment return which we use in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Business Day. We will use an assumed investment return of 3% or 4.5% based on your selection and applicable law.

MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


INFORMATION ON OLDER CONTRACTS THAT ARE NO LONGER OFFERED
--------------------------------------------------------------------------------

Prior to February 19, 2004 we offered Contracts that had different product features than the Contracts we currently offer under the prospectus. These "older Contracts" are no longer offered for sale but owners of older Contracts can still make additional Purchase Payments and, therefore, we are including information on these older Contracts in this SAI.

Older Contracts offered a Fixed Account as an Investment Choice under our general account but did not offer the DCA Fixed Option. In addition, both the Fixed Account and the variable Investment Options were available under the Standard DCA option on older Contracts. Also, Annuity Option 6 was only available for fixed payouts on older Contracts.


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2003, included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2003 are also included herein.

APPENDIX  - condensed financial information
-------------------------------------------------------------------------------


The consolidated financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in this SAI.

Accumulation Unit value (AUV) information corresponding to the combinations of charges available for older Contracts issued for the periods when the Contract first became available through December 31, 2003 are listed below. AUV information for currently offered Contracts as of December 31, 2003 is not available because these Contracts were not offered for sale until February 19, 2004.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

*KEY TO PRODUCT/BENEFIT OPTIONS

                                                                                            TOTAL SEPARATE
                                                                                            ACCOUNT EXPENSE
OPR1       USAllianz Opportunity (older Contracts with the Traditional GMDB and no GBP)             1.90%
OPR2       USAllianz Opportunity (older Contracts with the Enhanced GMDB and no GBP)                2.10%


(NUMBER OF UNITS IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                USAZ AIM
                                                                                DENT          USAZ AIM    USAZ AIM
PRODUCT/                               USAZ AIM      USAZ AIM      USAZ AIM     DEMOGRAPHIC   DENT        INTERNATIONAL USAZ AIM
--------            USAZ AIM BASIC     BASIC VALUE   BLUE CHIP     BLUE CHIP    TRENDS FUND   DEMOGRAPHIC EQUITY FUND  INTERNATIONAL
BENEFIT  FISCAL     VALUE FUND TOTAL   FUND          FUND TOTAL    FUND         TOTAL         TRENDS FUND TOTAL         EQUITY FUND
OPTION*  YEAR ENDED END UNITS          UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE  END UNITS     UNIT PRICE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02           0         7.539             0        7.989             0         7.523             0         8.057
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03          47         9.841            16        9.751             1        10.075             4        10.051
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02           0         7.529             0        7.979             0         7.513             0         8.046
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03          25         9.808            16        9.718             1        10.041             2        10.017
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/ FISCAL     DAVIS VA           DAVIS VA      DAVIS VA      DAVIS VA     USAZ DAVIS    USAZ DAVIS    DREYFUS IP    DREYFUS IP
                                                                                                            SMALL CAP
                                                     VALUE                                                  STOCK INDEX   SMALL CAP
                    FINANCIAL          FINANCIAL     PORTFOLIO     VALUE        NY VENTURE    NY VENTURE    PORTFOLIO    STOCK INDEX
BENEFIT             PORTFOLIO TOTAL    PORTFOLIO     TOTAL         PORTFOLIO    FUND TOTAL    FUND          TOTAL         PORTFOLIO
OPTION*  YEAR ENDED END UNITS          UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPR1      31-Dec-02         0         7.510             0        7.251             1         7.763             0         7.578
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPR1      31-Dec-03        11         9.738            27        9.231            12         9.858            22        10.244
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPR2      31-Dec-02         0         7.481             0        7.223             0         7.745             0         7.568
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPR2      31-Dec-03         3         9.681            48        9.177            12         9.815             2        10.210
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/ FISCAL     DREYFUS STOCK      DREYFUS       USAZ DREYFUS  USAZ         FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                     FOUNDERS      DREYFUS      GLOBAL        GLOBAL        GROWTH AND    GROWTH AND
                                                     GROWTH AND    FOUNDERS     COMMUNICATIONSCOMMUNICATIONSINCOME        INCOME
                                       STOCK INDEX   INCOME FUND   GROWTH AND   SECURITIES    SECURITIES    SECURITIES    SECURITIES
BENEFIT             INDEX FUND TOTAL   FUND UNIT     TOTAL         INCOME FUND  FUND TOTAL    FUND          FUND TOTAL    FUND
OPTION*  YEAR ENDED END UNITS          PRICE         END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1      31-Dec-02          2         8.132             0        7.151             0        10.925             0        22.727
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1      31-Dec-03         52        10.217            16        8.718             2        15.055             6        28.029
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2      31-Dec-02          0         8.121             0        7.135             0        10.628             0        22.031
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2      31-Dec-03         43        10.183            18        8.680             1        14.616             2        27.116
--------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     FRANKLIN HIGH      FRANKLIN      FRANKLIN      FRANKLIN     FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                                                               LARGE CAP     LARGE CAP
                                                    INCOME        INCOME       GROWTH        GROWTH
                                      HIGH INCOME   SECURITIES    SECURITIES   SECURITIES    SECURITIES    REAL ESTATE   REAL ESTATE
BENEFIT            INCOME FUND TOTAL  FUND UNIT     FUND TOTAL    FUND         FUND TOTAL    FUND          FUND TOTAL    FUND UNIT
OPTION* YEAR ENDED END UNITS          PRICE         END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     PRICE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02         0        15.194             0       25.970             0        13.408             0        27.672
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03        60        19.556             6       33.563             9        16.701             6        36.856
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02         0        14.781             0       25.264             0        13.231             0        26.920
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03        11        18.987             2       32.586             9        16.447             5        35.783
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     FRANKLIN RISING    FRANKLIN      FRANKLIN      FRANKLIN     FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                      RISING                                   SMALL CAP     SMALL CAP
                                      DIVIDENDS                                VALUE         VALUE         U.S.          U.S.
                   DIVIDENDS          SECURITIES    SMALL CAP     SMALL CAP    SECURITIES    SECURITIES    GOVERNMENT    GOVERNMENT
BENEFIT            SECURITIES FUND    FUND          FUND TOTAL    FUND         FUND TOTAL    FUND          FUND TOTAL    FUND
OPTION* YEAR ENDED TOTAL END UNITS    UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02            0        23.114             0       13.520             0         9.330             0        21.854
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03           19        28.255             5       18.205             3        12.095            14        21.917
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02            0        22.614             0       13.327             0         9.243             0        21.197
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03           10        27.588             4       17.910             5        11.958            17        21.216
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     FRANKLIN ZERO      FRANKLIN      FRANKLIN      FRANKLIN     MUTUAL        MUTUAL        MUTUAL        MUTUAL
                                                    ZERO COUPON                DISCOVERY     DISCOVERY     SHARES        SHARES
                                      ZERO COUPON   FUND 2010     ZERO COUPON  SECURITIES    SECURITIES    SECURITIES    SECURITIES
BENEFIT            COUPON FUND 2005   FUND 2005     TOTAL END     FUND 2010    FUND TOTAL    FUND          FUND TOTAL    FUND
OPTION* YEAR ENDED TOTAL END UNITS    UNIT PRICE    UNITS         UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02            7        28.040             0       32.570             0        12.761             0        13.168
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03           18        28.066             5       33.105            12        16.151            29        16.170
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02            0        27.278             0       31.685             0        12.605             0        13.007
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03            1        27.249             1       32.141            20        15.921            19        15.940
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     TEMPLETON          TEMPLETON     TEMPLETON     TEMPLETON    TEMPLETON     TEMPLETON     JENNISON      JENNISON
                   DEVELOPING         DEVELOPING
                   MARKETS            MARKETS       FOREIGN       FOREIGN      GROWTH        GROWTH        20/20 FOCUS
                   SECURITIES FUND    SECURITIES    SECURITIES    SECURITIES   SECURITIES    SECURITIES    PORTFOLIO     20/20 FOCUS
BENEFIT            TOTAL              FUND          FUND TOTAL    FUND         FUND TOTAL    FUND          TOTAL         PORTFOLIO
OPTION* YEAR ENDED END UNITS          UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02           0         7.226             0       13.509             0        14.583             0         8.167
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03          24        10.847             3       17.525             5        18.907             9        10.320
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02           0         7.100             0       13.217             0        14.328             0         8.156
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03           1        10.636             6       17.111             1        18.539             7        10.286
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     SP STRATEGIC   SP STRATEGIC  SP WILLIAM      SP WILLIAM     OPPENHEIMER    OPPENHEIMER  OPPENHEIMER   OPPENHEIMER
                   PARTNERS
                   FOCUSED        PARTNERS      BLAIR           BLAIR
                   GROWTH         FOCUSED       INTERNATIONAL   INTERNATIONAL  GLOBAL         GLOBAL       HIGH INCOME
                   PORTFOLIO      GROWTH        GROWTH          GROWTH         SECURITIES     SECURITIES   FUND/VA       HIGH INCOME
BENEFIT            TOTAL          PORTFOLIO     PORTFOLIO       PORTFOLIO      FUND/VA TOTAL  FUND/VA      TOTAL         FUND/VA
OPTION* YEAR ENDED END UNITS      UNIT PRICE    TOTAL END UNITS UNIT PRICE     END UNITS      UNIT PRICE   END UNITS     UNIT PRICE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02        0         4.802               0          4.038              1        6.594             0         9.045
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03        7         5.911              11          5.512             36        9.253           128        11.001
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02        0         4.782               0          4.021              0        6.568             0         9.010
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03        2         5.875               4          5.479             20        9.199             7        10.936
---------------------------------------------------------------------------------------------------------------------------------









------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     OPPENHEIMER MAIN   OPPENHEIMER   USAZ          USAZ         USAZ          USAZ          USAZ          USAZ
                                                    OPPENHEIMER                OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                                    EMERGING      OPPENHEIMER  EMERGING      EMERGING      INTERNATIONALOPPENHEIMER
                                      MAIN STREET   GROWTH FUND   EMERGING     TECHNOLOGIES  TECHNOLOGIES  GROWTH FUND INTERNATIONAL
BENEFIT            STREET FUND/VA     FUND/VA       TOTAL         GROWTH FUND  FUND TOTAL    FUND          TOTAL         GROWTH FUND
OPTION* YEAR ENDED TOTAL END UNITS    UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02            2         6.923             0        7.987             0         6.202             0         8.633
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03           59         8.607             6       12.699            20         8.638             3        11.331
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02            0         6.896             0        7.977             0         6.187             0         8.613
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03           27         8.557             3       12.656             6         8.601             0        11.282
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     PIMCO VIT HIGH     PIMCO VIT     PIMCO VIT     PIMCO VIT    PIMCO VIT     PIMCO VIT     PIMCO VIT     PIMCO VIT
                                                                               STOCKSPLUS
                                                                               GROWTH AND    STOCKSPLUS
                                                    REAL RETURN                INCOME        GROWTH AND    TOTAL RETURN
                                      HIGH YIELD    PORTFOLIO     REAL RETURN  PORTFOLIO     INCOME        PORTFOLIO    TOTAL RETURN
BENEFIT            YIELD PORTFOLIO    PORTFOLIO     TOTAL         PORTFOLIO    TOTAL         PORTFOLIO     TOTAL         PORTFOLIO
OPTION* YEAR ENDED TOTAL END UNITS    UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02           0         9.464             0        0.000             0         6.742            14        11.380
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03          20        11.413            32       10.481             1         8.625            71        11.730
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02           0         9.427             0        0.000             0         6.716             1        11.336
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03           9        11.346            25       10.467             0         8.574            66        11.661
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     USAZ PIMCO NFJ     USAZ PIMCO    USAZ PIMCO    USAZ PIMCO   USAZ PIMCO    USAZ PIMCO    USAZ PIMCO    USAZ PIMCO
                                      NFJ SMALL     PEA GROWTH    PEA GROWTH   PEA           PEA
                   SMALL CAP VALUE    CAP VALUE     AND INCOME    AND INCOME   RENAISSANCE   RENAISSANCE   PEA VALUE     PEA VALUE
BENEFIT            FUND TOTAL         FUND          FUND TOTAL    FUND         FUND TOTAL    FUND          FUND TOTAL    FUND
OPTION* YEAR ENDED END UNITS          UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02           0         0.000             0        8.064             0         8.076             0         8.053
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03          11        12.675            16        9.961            23        12.573            33        11.473
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02           0         0.000             0        8.045             0         8.057             0         8.034
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03           4        12.658             7        9.918            16        12.518             9        11.424
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     SELIGMAN           SELIGMAN      USAZ MONEY    USAZ MONEY   USAZ VAN      USAZ VAN      USAZ VAN      USAZ VAN
                                                                               KAMPEN
                                      SMALL-CAP                                AGGRESSIVE    KAMPEN        KAMPEN        KAMPEN
                   SMALL-CAP VALUE    VALUE         MARKET FUND                GROWTH FUND   AGGRESSIVE    COMSTOCK      COMSTOCK
BENEFIT            PORTFOLIO TOTAL    PORTFOLIO     TOTAL         MARKET FUND  TOTAL         GROWTH FUND   FUND TOTAL    FUND
OPTION* YEAR ENDED END UNITS          UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02           0         9.970             0       10.004             0         5.309             0         7.325
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03          28        14.668           295        9.850            12         7.167             9         9.382
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02           0         9.932             0        9.965             0         5.291             1         7.301
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03          18        14.582            17        9.792             4         7.129            13         9.332
--------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PRODUCT/FISCAL     USAZ VAN KAMPEN    USAZ VAN      USAZ VAN      USAZ VAN     USAZ VAN      USAZ VAN      USAZ VAN      USAZ VAN
                                                    KAMPEN        KAMPEN       KAMPEN
                                      KAMPEN        GLOBAL        GLOBAL       GROWTH AND    KAMPEN        KAMPEN
                   EMERGING GROWTH    EMERGING      FRANCHISE     FRANCHISE    INCOME FUND   GROWTH AND    GROWTH FUND   KAMPEN
BENEFIT            FUND TOTAL         GROWTH FUND   FUND TOTAL    FUND         TOTAL         INCOME FUND   TOTAL         GROWTH FUND
OPTION* YEAR ENDED END UNITS          UNIT PRICE    END UNITS     UNIT PRICE   END UNITS     UNIT PRICE    END UNITS     UNIT PRICE
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-02            0         6.045             0        0.000             0         8.063             1         7.052
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR1     31-Dec-03           14         7.509             2       12.233            22        10.084             8         8.887
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-02            0         6.025             0        0.000             0         8.036             0         7.029
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPR2     31-Dec-03            2         7.469             2       12.217            37        10.030             3         8.840
---------------------------------------------------------------------------------------------------------------------------------
















                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                                       OF

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2003

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report


The Board of Directors of Allianz Life Insurance Company of New York and Contract Owners of Allianz Life of NY Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-years then ended and the financial highlights for each of the years in the three-years then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life of NY Variable Account C at December 31, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.



                                                     KPMG LLP


Minneapolis, Minnesota
March 19, 2004

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements


STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $28          925           1         145          563         399
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            28          925           1         145          563         399
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $28          925           1         145          563         399
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $28          925           1         145          563         399
                                                      --------------------------------------------------------------------------

          *Investment shares                                    1           62           -           7           17          14
           Investments at cost                                $30        1,986           1         164          972         771





                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       ALGER          ALGER                                          DREYFUS
                                                       AMERICAN     AMERICAN    DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL      FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH    CAPITALIZATIO PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO   N            PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                           $87            1         232          22        1,069         322
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                            87            1         232          22        1,069         322
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                              $87            1         232          22        1,069         322
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                             $87            1         232          22        1,069         322
                                                      --------------------------------------------------------------------------

          *Investment shares                                    5            -          20           2          101          25
           Investments at cost                                $80            1         210          17          956         293

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONSINCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $2,537          168      12,649      40,473       10,611      34,141
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         2,537          168      12,649      40,473       10,611      34,141
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $2,537          168      12,649      40,473       10,611      34,141
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $2,537          168      12,649      40,473       10,611      34,141
                                                      --------------------------------------------------------------------------

          *Investment shares                                   89           31       2,002       2,803        1,562       2,373
           Investments at cost                             $2,115          273      29,320      44,614       13,940      33,961



                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN                 FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING                  SMALL CAP
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN      VALUE
                                                      SECURITIES     MONEY       ESTATE    SECURITIES   SMALL CAP   SECURITIES
                                                        FUND         MARKET      FUND         FUND        FUND       FUND
                                                                      FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $11,290        7,899       9,513      31,911        9,680       1,865
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        11,290        7,899       9,513      31,911        9,680       1,865
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $11,290        7,899       9,513      31,911        9,680       1,865
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $11,290        7,899       9,513      31,911        9,680       1,865
                                                      --------------------------------------------------------------------------

          *Investment shares                                  806        7,899         398       1,962          550         146
           Investments at cost                            $12,862        7,899       7,204      26,592        9,898       1,425

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                              J.P.        J.P.
                                                       FRANKLIN                 FRANKLIN     MORGAN     MORGAN U.S.   JENNISON
                                                         U.S.       FRANKLIN      ZERO    INTERNATIONAL  LARGE CAP      20/20
                                                      GOVERNMENT  ZERO COUPON    COUPON    OPPORTUNITIES CORE EQUITY     FOCUS
                                                         FUND      FUND 2005    FUND 2010   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $31,969        5,047       4,627           8           12         318
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        31,969        5,047       4,627           8           12         318
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $31,969        5,047       4,627           8           12         318
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                         $31,969        5,047       4,627           8           12         318
                                                      --------------------------------------------------------------------------

          *Investment shares                                2,420          317         280           1            1          30
           Investments at cost                            $31,783        4,979       4,501           7           13         281

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       MUTUAL        MUTUAL    OPPENHEIMER OPPENHEIMER
                                                       DISCOVERY     SHARES      GLOBAL       HIGH     OPPENHEIMER   PIMCO VIT
                                                      SECURITIES   SECURITIES  SECURITIES    INCOME    MAIN STREET  HIGH YIELD
                                                         FUND         FUND       FUND/VA     FUND/VA     FUND/VA     PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $7,736       14,987         869       1,886        1,240       1,111
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         7,736       14,987         869       1,886        1,240       1,111
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $7,736       14,987         869       1,886        1,240       1,111
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $7,736       14,987         869       1,886        1,240       1,111
                                                      --------------------------------------------------------------------------

          *Investment shares                                  552        1,000          35         219           65         136
           Investments at cost                             $6,784       12,416         730       1,772        1,112       1,018

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                    PIMCO VIT                                          SP
                                                       PIMCO VIT   STOCKSPLUS   PIMCO VIT   SELIGMAN     SELIGMAN    JENNISON
                                                         REAL      GROWTH AND     TOTAL      GLOBAL     SMALL-CAP   INTERNATIONAL
                                                        RETURN       INCOME      RETURN    TECHNOLOGY     VALUE       GROWTH
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $607          385       4,965           7          872         128
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           607          385       4,965           7          872         128
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $607          385       4,965           7          872         128
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $607          385       4,965           7          872         128
                                                      --------------------------------------------------------------------------

          *Investment shares                                   49           42         479           1           54          22
           Investments at cost                               $608          335       4,907           9          766         118



                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                          SP
                                                       STRATEGIC                TEMPLETON                TEMPLETON
                                                       PARTNERS     TEMPLETON  DEVELOPING   TEMPLETON     GLOBAL     TEMPLETON
                                                        FOCUSED      ASSET       MARKETS     FOREIGN      INCOME      GROWTH
                                                        GROWTH      STRATEGY   SECURITIES  SECURITIES   SECURITIES  SECURITIES
                                                         PORTFOLIO     FUND       FUND        FUND        FUND          FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $165          855       3,231      17,644        4,126      14,581
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                           165          855       3,231      17,644        4,126      14,581
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                             $165          855       3,231      17,644        4,126      14,581
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                            $165          855       3,231      17,644        4,126      14,581
                                                      --------------------------------------------------------------------------

          *Investment shares                                   26           46         453       1,427          266       1,290
           Investments at cost                               $157          892       3,046      18,624        3,376      16,157

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                USAZ AIM
                                                                                  DENT      USAZ AIM       USAZ         USAZ
                                                       USAZ AIM     USAZ AIM  DEMOGRAPHIC INTERNATIONAL ALLIANCE      ALLIANCE
                                                                                                         BERNSTEIN    BERNSTEIN
                                                         BASIC     BLUE CHIP     TRENDS      EQUITY     GROWTH AND   LARGE CAP
                                                      VALUE FUND      FUND        FUND        FUND     INCOME FUND  GROWTH FUND
                                                      ---------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $780          313          66          82          980          657
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                           780          313          66          82          980          657
                                                      ---------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                             $780          313          66          82          980          657
                                                      ---------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      ---------------------------------------------------------------------------
    Total Contract Owners' Equity                            $780          313          66          82          980          657
                                                      ---------------------------------------------------------------------------

          *Investment shares                                   77           31           6           8           97           72
           Investments at cost                               $671          287          54          74          899          632

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                                USAZ
                                                         USAZ         USAZ     OPPENHEIMER  USAZ        USAZ PIMCO   USAZ
                                                         MONEY    OPPENHEIMER   EMERGING    PIMCO NFJ   PEA GROWTH   PIMCO PEA
                                                        MARKET      EMERGING   TECHNOLOGIES SMALL CAP   AND INCOME  RENAISSANCE
                                                         FUND     GROWTH FUND     FUND     VALUE FUND      FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $4,897          184         456         262          418       1,497
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         4,897          184         456         262          418       1,497
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $4,897          184         456         262          418       1,497
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $4,897          184         456         262          418       1,497
                                                      --------------------------------------------------------------------------

          *Investment shares                                4,897           14          51          21           41         116
           Investments at cost                             $4,897          169         418         238          378       1,235

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                                      USAZ      USAZ VAN                             USAZ VAN
                                                                   TEMPLETON     KAMPEN     USAZ VAN     USAZ VAN     KAMPEN
                                                       USAZ        DEVELOPED   AGGRESSIVE    KAMPEN       KAMPEN      GLOBAL
                                                       PIMCO PEA    MARKETS      GROWTH     COMSTOCK     EMERGING    FRANCHISE
                                                      VALUE FUND      FUND        FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                        $1,010           50         233         620          383          58
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         1,010           50         233         620          383          58
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
administrative charges:                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $1,010           50         233         620          383          58
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      --------------------------------------------------------------------------
    Total Contract Owners' Equity                          $1,010           50         233         620          383          58
                                                      --------------------------------------------------------------------------

          *Investment shares                                   86            4          31          64           49           5
           Investments at cost                               $861           46         216         539          350          52

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2003
  (IN THOUSANDS)

                                                       USAZ VAN                 VAN
                                                        KAMPEN                 KAMPEN LIT   VAN KAMPEN
                                                      GROWTH AND    USAZ VAN    EMERGING    LIT GROWTH
                                                        INCOME       KAMPEN      GROWTH     AND INCOME    TOTAL ALL
                                                         FUND     GROWTH FUND   PORTFOLIO   PORTFOLIO      FUNDS
                                                      ---------------------------------------------------------------

 Assets:
    Investments at net asset value*                          $944          240          16           10      308,063
                                                      ---------------------------------------------------------------

       Total Assets                                           944          240          16           10      308,063
                                                      ---------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and                                                            -            -
administrative charges:                                         -            -           -

                                                      ---------------------------------------------------------------
      Total Liabilities                                         -            -           -            -            -

                                                      ---------------------------------------------------------------
      Net Assets                                             $944          240          16           10      308,063
                                                      ---------------------------------------------------------------

 Contract Owners' Equity: (note 6)
                                                      ---------------------------------------------------------------
    Total Contract Owners' Equity                            $944          240          16           10      308,063
                                                      ---------------------------------------------------------------

          *Investment shares                                   91           26           1            1       35,875
           Investments at cost                               $799          215          19           10      323,034


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                                                                     ALGER
                                                       AIM V.I.                 AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                        CAPITAL                INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION  AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND     GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $-            -           -           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
        charges (note 2)                                        -           12           -           2            7           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                               -          (12)           -         (2)          (7)         (6)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
     funds                                                     -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
     net                                                      (1)        (256)           -         (1)         (83)       (106)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                                (1)        (256)           -         (1)         (83)       (106)
           investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                             9          485           -          29          242         221
                                                      --------------------------------------------------------------------------
               Total realized gains (losses) &
               unrealized appreciation
               (depreciation) on investments                    8          229           -          28          159         115
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $8          217           -          26          152         109
    operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       ALGER          ALGER                                           DREYFUS
                                                       AMERICAN     AMERICAN    DAVIS VA    DAVIS VA                 IP SMALL
                                                        MIDCAP       SMALL      FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH    CAPITALIZATIO PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO   PORTFOLIO                PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
 Dividends reinvested in fund shares                        $-            -           1           1            7           1
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
   charges (note 2)                                            1            -           2           -            8           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (1)            -         (1)           1          (1)           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           2
    Realized gains (losses) on sales of investments,
    net                                                         -            -           -           -            2           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                                  -            -           -           -            2           4
       investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            29            -          34           5          144          29
                                                      --------------------------------------------------------------------------
        Total realized gains (losses) &
         unrealized appreciation (depreciation) on
         investments                                           29            -          34           5          146          33
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $28            -          33           6          145          33
     operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                    FRANKLIN    FRANKLIN    FRANKLIN
                                                                   AGGRESSIVE    GLOBAL    GROWTH AND                FRANKLIN
                                                       DREYFUS       GROWTH    COMMUNICATIONSINCOME      FRANKLIN     INCOME
                                                         STOCK     SECURITIES  SECURITIES  SECURITIES  HIGH INCOME  SECURITIES
                                                      INDEX FUND      FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $21            -         105       1,193          809       1,613
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
   charges (note 2)                                           22            2         137         467          130         421
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (1)          (2)        (32)         726          679       1,192
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
    net                                                        30         (13)     (4,339)     (2,166)      (1,666)       (720)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                                 30         (13)     (4,339)     (2,166)      (1,666)       (720)
         investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           423           67       8,131       9,670        3,314       7,758
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
     appreciation (depreciation) on  investments              453           54       3,792       7,504        1,648       7,038
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $452           52       3,760       8,230        2,327       8,230
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       FRANKLIN                             FRANKLIN
                                                       LARGE CAP                FRANKLIN     RISING
                                                        GROWTH      FRANKLIN      REAL      DIVIDENDS    FRANKLIN    FRANKLIN
                                                      SECURITIES     MONEY       ESTATE    SECURITIES    S&P 500     SMALL CAP
                                                         FUND     MARKET FUND     FUND        FUND      INDEX FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                       $78           48         211         279           34           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                          114          126         116         392            5         123
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (36)         (78)          95       (113)           29       (123)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -         850            -           -
    Realized gains (losses) on sales of investments,
     net                                                  (1,063)            -         187         240        (681)       (762)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                            (1,063)            -         187       1,090        (681)       (762)
     investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                         3,517            -       2,149       5,081          645       3,509
                                                      --------------------------------------------------------------------------
   Total realized gains (losses) & unrealized
   appreciation (depreciation) on  investments              2,454            -       2,336       6,171         (36)       2,747
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                $2,418         (78)       2,431       6,058          (7)       2,624
   operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE PERIOD YEAR DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       FRANKLIN                                                      J.P.
                                                       SMALL CAP    FRANKLIN    FRANKLIN    FRANKLIN                  MORGAN
                                                         VALUE     TECHNOLOGY     U.S.        ZERO       FRANKLIN   INTERNATIONAL
                                                      SECURITIES   SECURITIES  GOVERNMENT    COUPON    ZERO COUPON  OPPORTUNITIES
                                                         FUND         FUND        FUND      FUND 2005   FUND 2010    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $4            -       1,788         264          165           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
   charges (note 2)                                            21            1         490          67           63           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                 (17)          (1)       1,298         197          102           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -          19            -           -
    Realized gains (losses) on sales of investments,
     net                                                       18        (161)         146          35          101           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                                 18        (161)         146          54          101           -
     investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           403          176     (1,089)       (206)        (115)           2
                                                      --------------------------------------------------------------------------
     Total realized gains (losses) &unrealized
     appreciation (depreciation) on  investments              421           15       (943)       (152)         (14)           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $404           14         355          45           88           2
    operations
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       J.P.
                                                        MORGAN                  MUTUAL      MUTUAL     OPPENHEIMER  OPPENHEIMER
                                                      U.S. LARGE    JENNISON    DISCOVERY    SHARES       GLOBAL       HIGH
                                                       CAP CORE   20/20 FOCUS  SECURITIES  SECURITIES   SECURITIES    INCOME
                                                        EQUITY     PORTFOLIO      FUND        FUND       FUND/VA      FUND/VA
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                        $-            -         126         166            2          25
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
     charges (note 2)                                           -            2          98         203            6          12
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                    -          (2)          28        (37)          (4)          13
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
     funds                                                      -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
     net                                                        -            -        (60)         181            3           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
  Realized gains (losses) on                                    -            -        (60)         181            3           9
        investments, net
                                                      --------------------------------------------------------------------------
  Net change in unrealized appreciation
      (depreciation) on investments                             3           37       1,725       2,884          162         108
                                                      --------------------------------------------------------------------------
  Total realized gains (losses) & unrealized
   appreciation (depreciation) on  investments                  3           37       1,665       3,065          165         117
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                    $3           35       1,693       3,028          161         130
  operations
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                                            PIMCO VIT
                                                      OPPENHEIMER               PIMCO VIT  STOCKSPLUS    PIMCO VIT   SELIGMAN
                                                         MAIN       PIMCO VIT     REAL     GROWTH AND     TOTAL       GLOBAL
                                                        STREET     HIGH YIELD    RETURN      INCOME       RETURN    TECHNOLOGY
                                                        FUND/VA    PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                        $5           55           1           6          103           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           11           11           2           3           56           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  (6)           44         (1)           3           47           -
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -          10           -           36           -
    Realized gains (losses) on sales of investments,
    net                                                         -           10           -           -           14           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Realized gains (losses) on                                     -           10          10           -           50           -
    investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           181           83         (1)          60           24           2
                                                      --------------------------------------------------------------------------
 Total realized gains (losses) & unrealized
   appreciation (depreciation) on   investments               181           93           9          60           74           2
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $175          137           8          63          121           2
    operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                                SP
                                                                       SP       STRATEGIC                TEMPLETON
                                                       SELIGMAN     JENNISON    PARTNERS    TEMPLETON   DEVELOPING   TEMPLETON
                                                       SMALL-CAP  INTERNATIONAL  FOCUSED      ASSET      MARKETS      FOREIGN
                                                         VALUE       GROWTH      GROWTH     STRATEGY    SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------

Investment Income:
Dividends reinvested in fund shares                          $-            -           -          23           30         292
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            5            1           2          11           33         218
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Investment Income (loss), net                             (5)          (1)         (2)          12          (3)          74
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
     funds                                                      4            -           -           -            -           -
    Realized gains (losses) on sales of investments,
      net                                                       4           24        (33)        (63)        (162)       (959)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
  Realized gains (losses) on                                    8           24        (33)        (63)        (162)       (959)
     investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           117           14          57         263        1,189       5,158
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on  investments               125           38          24         200        1,027       4,199
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $120           37          22         212        1,024       4,273
    operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)



STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       TEMPLETON
                                                        GLOBAL      TEMPLETON                            USAZ AIM    USAZ AIM
                                                        INCOME       GROWTH     USAZ AIM    USAZ AIM       DENT     INTERNATIONAL
                                                      SECURITIES   SECURITIES     BASIC     BLUE CHIP  DEMOGRAPHIC    EQUITY
                                                         FUND         FUND     VALUE FUND     FUND     TRENDS FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                      $330          221           -           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                           59          183           6           2            1           1
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                  271           38         (6)         (2)          (1)         (1)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                       -            -           -           -            -           -
    Realized gains (losses) on sales of investments,
     net                                                      122      (1,051)           5           -            -           -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
   Realized gains (losses) on                                 122      (1,051)           5           -            -           -
      investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                           411        4,603         113          26           14           9
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) &
    unrealized  appreciation (depreciation) on
    investments                                               533        3,552         118          26           14           9
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                  $804        3,590         112          24           13           8
  operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                                    USAZ                     USAZ        USAZ
                                                          USAZ     ALLIANCEBERN             OPPENHEIMER OPPENHEIMER  USAZ PIMCO
                                                      ALLIANCEBERNS LARGE CAP                EMERGING    EMERGING    NFJ SMALL
                                                       GROWTH AND    GROWTH     USAZ MONEY    GROWTH    TECHNOLOGIES CAP VALUE
                                                      INCOME FUND     FUND     MARKET FUND     FUND        FUND         FUND
                                                      ---------------------------------------------------------------------------

 Investment Income:
    Dividends reinvested in fund shares                         $5           -           12           -           -            1
                                                      ---------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                             9           5           57           1           4            1
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
   Investment Income (loss), net                                (4)         (5)         (45)         (1)         (4)            -
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
     funds                                                       -           -            -           1           -            1
    Realized gains (losses) on sales of investments,
     net                                                        (7)        (14)            -           -         (6)            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
    Realized gains (losses) on                                  (7)        (14)            -           1         (6)            1
      investments, net
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            160          79            -          15          72           24
                                                      ---------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments                 153          65            -          16          66           25
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $149          60         (45)          15          62           25
    operations
                                                      ---------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       USAZ                                 USAZ
                                                       PIMCO PEA   USAZ PIMCO               TEMPLETON    USAZ VAN    USAZ VAN
                                                      GROWTH AND      PEA       USAZ        DEVELOPED     KAMPEN      KAMPEN
                                                        INCOME    RENAISSANCE   PIMCO PEA    MARKETS    AGGRESSIVE   COMSTOCK
                                                         FUND         FUND     VALUE FUND     FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------

 Investment Income:
   Dividends reinvested in fund shares                        $3            -           4           -            -           4
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                            3           13           7           -            2           6
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                               -         (13)         (3)           -          (2)         (2)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
     funds                                                      -           14           -           -            -           -
    Realized gains (losses) on sales of investments,
     net                                                      (1)          (3)           2           -          (2)         (3)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                                (1)           11           2           -          (2)         (3)
       investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            51          416         190           4           38         109
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) &  unrealized
    appreciation (depreciation) on    investments              50          427         192           4           36         106
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $50          414         189           4           34         104
    operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)

                                                       USAZ VAN     USAZ VAN    USAZ VAN                VAN KAMPEN   VAN
                                                        KAMPEN       KAMPEN      KAMPEN     USAZ VAN       LIT      KAMPEN LIT
                                                       EMERGING      GLOBAL    GROWTH AND    KAMPEN      EMERGING   GROWTH AND
                                                        GROWTH     FRANCHISE     INCOME      GROWTH       GROWTH      INCOME
                                                         FUND         FUND        FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------

 Investment Income:
Dividends reinvested in fund shares                        $-            -           6           -            -           -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrative                                                                 -
    charges (note 2)                                           4            -           9           3                      -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Investment Income (loss), net                                (4)            -         (3)         (3)            -         -
                                                      --------------------------------------------------------------------------
 Realized  gains  (losses)  and  unrealized
     appreciation   (depreciation) on
      investments:
    Realized capital gain distributions on mutual                                                                 -
    funds                                                      -            -           -           -                      -
    Realized gains (losses) on sales of investments,                                                            (5)
    net                                                       (1)            -           1         (3)                     -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Realized gains (losses) on                                   (1)            -           1         (3)          (5)        -
    investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                            53            6         161          47            9         5
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
           appreciation (depreciation) on investments          52            6         162          44            4         5
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from                   $48            6         159          41            4         5
  operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF OPERATIONS  (CONT.)
 FOR THE YEAR ENDED DECEMBER 31, 2003
 (IN THOUSANDS)
                                                       TOTAL ALL
                                                         FUNDS
                                                      ------------

 Investment Income:
    Dividends reinvested in fund shares                    $8,042
                                                      ------------

 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        3,786
                                                      ------------
                                                      ------------
               Investment Income (loss), net                4,256
                                                      ------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual
    funds                                                    937
    Realized gains (losses) on sales of investments,
     net                                                 (13,255)
                                                      ------------
                                                      ------------
  Realized gains (losses) on                             (12,318)
     investments, net
                                                      ------------
    Net change in unrealized appreciation
      (depreciation) on investments 63,343
                                                      ------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on
    investments                                            51,025
                                                      ------------
                                                      ------------
 Net increase (decrease) in net assets from               $55,281
   operations
                                                      ------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                            2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-          (1)        (12)        (16)            -           -
      Realized gains (losses) on investments, net             (1)          (3)       (256)       (464)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                           9          (8)         485          19            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       8         (12)         217       (461)            -           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           23           -           -            -           -
      Transfers between funds                                 (8)         (12)        (42)       (112)            -           -
      Surrenders and terminations                               -            -        (96)       (223)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting
           from contract transactions                         (8)           11       (139)       (336)            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -          (1)          78       (797)            -           -
 Net assets at beginning of period                             28           29         847       1,644            1           1
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $28           28         925         847            1           1
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)          (2)         (7)        (10)          (6)         (7)
      Realized gains (losses) on investments, net             (1)          (2)        (83)       (178)        (106)       (144)
      Net change in unrealized appreciation
        (depreciation) on investments                          29         (44)         242       (106)          221        (79)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      26         (48)         152       (294)          109       (230)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -          105           -           -            -           -
      Transfers between funds                                   1          (6)        (18)        (76)         (24)        (51)
      Surrenders and terminations                               -            -        (59)       (109)         (56)        (74)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting
        from contract transactions                              1           99        (77)       (185)         (80)       (125)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             27           51          75       (479)           29       (355)
 Net assets at beginning of period                            118           67         488         967          370         725
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $145          118         563         488          399         370
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                 ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP      CAPITALIZATION        AZOA VIP DIVERSIFIED
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)          (1)           -           -            -           3
      Realized gains (losses) on investments, net               -          (2)           -           -            -        (26)
      Net change in unrealized appreciation
        (depreciation) on investments                          29         (23)           -           -            -          13
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      28         (26)           -           -            -        (10)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           68           -           -            -          11
      Transfers between funds                                   -         (17)           -           -            -       (183)
      Surrenders and terminations                             (1)            -           -           -            -         (7)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                 (1)           51           -           -            -       (179)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             27           25           -           -            -       (189)
 Net assets at beginning of period                             60           35           1           1            -         189
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $87           60           1           1            -           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL
                                                                FUND             OPPORTUNITIES FUND      AZOA VIP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            9           -           -            -         (1)
      Realized gains (losses) on investments, net               -            3           -         (1)            -        (60)
      Net change in unrealized appreciation
        (depreciation) on investments                           -            1           -           -            -          37
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       -           13           -         (1)            -        (24)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds                                   -        (252)           -         (7)            -        (83)
      Surrenders and terminations                               -         (24)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                    -        (276)           -         (7)            -        (83)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              -        (263)           -         (8)            -       (107)
 Net assets at beginning of period                              -          263           -           8            -         107
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                   $-            -           -           -            -           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)          (1)           1           1          (1)         (2)
      Realized gains (losses) on investments, net               -            -           -           -            2         (1)
      Net change in unrealized appreciation
        (depreciation) on investments                          34         (12)           5           -          144        (47)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      33         (13)           6           1          145        (50)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        98           52           -           -          448          33
      Transfers between funds                                  30           11         (1)           -          203          58
      Surrenders and terminations                               -            -           -           -         (31)        (14)
      Rescissions                                             (2)            -           -           -          (4)           -
      Bonus                                                     6            -           -           -           25           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting  from contract transactions                 132           63         (1)           -          641          77
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            165           50           5           1          786          27
 Net assets at beginning of period                             67           17          17          16          283         256
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $232           67          22          17        1,069         283
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                       STOCK INDEX PORTFOLIO            FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -         (1)           -          (2)         (2)
      Realized gains (losses) on investments, net               4            -          30           -         (13)        (51)
      Net change in unrealized appreciation
        (depreciation) on investments                          29            -         423         (1)           67        (31)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      33            -         452         (1)           52        (84)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       176            4         622          38            -           -
      Transfers between funds                                 117            1       1,579          21            -        (47)
      Surrenders and terminations                            (14)            -       (205)           -          (9)        (14)
      Rescissions                                             (2)            -           -           -            -           -
      Bonus                                                     7            -          31           1            -           -
      Other transactions (note 2)                               -            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from contract transactions                284            5       2,026          60          (9)        (61)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            317            5       2,478          59           43       (145)
 Net assets at beginning of period                              5            -          59           -          125         270
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $322            5       2,537          59          168         125
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           FRANKLIN GLOBAL         FRANKLIN GLOBAL
                                                           COMMUNICATIONS      HEALTH CARE SECURITIES     FRANKLIN GROWTH AND
                                                          SECURITIES FUND               FUND            INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(32)         (59)           -         (9)          726         753
      Realized gains (losses) on investments, net         (4,339)      (8,754)           -       (325)      (2,166)         479
      Net change in unrealized appreciation
        (depreciation) on investments                       8,131        1,799           -          81        9,670     (9,917)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,760      (7,014)           -       (253)        8,230     (8,685)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       110           54           -           -          326         173
      Transfers between funds                               (382)      (1,819)           -     (1,921)        (514)       (243)
      Surrenders and terminations                         (1,703)      (2,751)           -       (217)      (5,550)     (7,800)
      Rescissions                                               -            -           -           -         (80)        (16)
      Bonus                                                     2            -           -           -            7           -
      Other transactions (note 2)                            (13)         (16)           -           -         (26)        (32)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from contract transactions            (1,986)      (4,532)           -     (2,138)      (5,837)     (7,918)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          1,774     (11,546)           -     (2,391)        2,393    (16,603)
 Net assets at beginning of period                         10,875       22,421           -       2,391       38,080      54,683
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $12,649       10,875           -           -       40,473      38,080
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $679        1,429       1,192       2,665         (36)       (119)
      Realized gains (losses) on investments, net         (1,666)      (2,269)       (720)       (925)      (1,063)     (1,417)
      Net change in unrealized appreciation
        (depreciation) on investments                       3,314        (368)       7,758     (2,369)        3,517     (2,782)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   2,327      (1,208)       8,230       (629)        2,418     (4,318)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,213          307         478         501          290          30
      Transfers between funds                                 189        (310)         207       (752)        (708)     (1,542)
      Surrenders and terminations                         (1,684)      (2,066)     (3,864)     (5,404)      (1,655)     (2,499)
      Rescissions                                               -            -           -         (8)            -           -
      Bonus                                                    66            -           9           -           15           -
      Other transactions (note 2)                             (6)          (7)        (20)        (23)          (7)         (9)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions               (222)      (2,076)     (3,190)     (5,686)      (2,065)     (4,020)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,105      (3,284)       5,040     (6,315)          353     (8,338)
 Net assets at beginning of period                          8,506       11,790      29,101      35,416       10,937      19,275
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $10,611        8,506      34,141      29,101       11,290      10,937
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                   FRANKLIN NATURAL
                                                        FRANKLIN MONEY MARKET   RESOURCES SECURITIES     FRANKLIN REAL ESTATE
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(78)          (6)           -          16           95         125
      Realized gains (losses) on investments, net               -            -           -          11          187          81
      Net change in unrealized appreciation
        (depreciation) on investments                           -            -           -         169        2,149       (134)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                    (78)          (6)           -         196        2,431          72
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -          441         182
      Transfers between funds                               (758)      (2,812)           -     (1,984)            2         145
      Surrenders and terminations                         (1,968)      (3,329)           -       (156)      (1,178)     (1,137)
      Rescissions                                               -          (1)           -           -          (3)         (5)
      Bonus                                                     -            -           -           -           19           -
      Other transactions (note 2)                             (5)          (7)           -         (1)          (5)         (5)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions             (2,731)      (6,149)           -     (2,141)        (724)       (820)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (2,809)      (6,155)           -     (1,945)        1,707       (748)
 Net assets at beginning of period                         10,708       16,863           -       1,945        7,806       8,554
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $7,899       10,708           -           -        9,513       7,806
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           FRANKLIN RISING
                                                        DIVIDENDS SECURITIES       FRANKLIN S&P 500       FRANKLIN SMALL CAP
                                                                FUND                 INDEX FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $(113)         (30)          29        (29)        (123)       (100)
      Realized gains (losses) on investments, net           1,090          874       (681)       (237)        (762)       (887)
      Net change in unrealized appreciation
        (depreciation) on investments                       5,081      (1,734)         645       (313)        3,509     (3,167)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   6,058        (890)         (7)       (579)        2,624     (4,154)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,268          726           -          81          211         119
      Transfers between funds                               (398)        (417)     (1,396)          18        (225)       1,124
      Surrenders and terminations                         (3,934)      (4,258)        (90)       (533)      (1,466)     (1,991)
      Rescissions                                             (3)            -           -           -         (11)           -
      Bonus                                                    26            -           -           -            7           -
      Other transactions (note 2)                            (18)         (20)           -         (1)          (6)         (8)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions             (3,059)      (3,969)     (1,486)       (435)      (1,490)       (756)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,999      (4,859)     (1,493)     (1,014)        1,134     (4,910)
 Net assets at beginning of period                         28,912       33,771       1,493       2,507        8,546      13,456
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $31,911       28,912           -       1,493        9,680       8,546
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(17)         (16)         (1)         (3)        1,298       1,692
      Realized gains (losses) on investments, net              18           56       (161)        (19)          146         109
      Net change in unrealized appreciation
        (depreciation) on investments                         403        (230)         176       (113)      (1,089)       1,248
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     404        (190)          14       (135)          355       3,049
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       133           12           -           -        1,205         679
      Transfers between funds                                  98          178       (163)        (17)        (347)       1,882
      Surrenders and terminations                           (167)        (191)         (3)         (2)      (6,700)     (6,521)
      Rescissions                                               -            -           -           -         (13)        (14)
      Bonus                                                     3            -           -           -           30           -
      Other transactions (note 2)                             (1)          (1)           -           -         (20)        (22)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                  66          (2)       (166)        (19)      (5,845)     (3,996)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            470        (192)       (152)       (154)      (5,490)       (947)
 Net assets at beginning of period                          1,395        1,587         152         306       37,459      38,406
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,865        1,395           -         152       31,969      37,459
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                                              J.P. MORGAN
                                                        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON       INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $197          245         102         175            -           -
      Realized gains (losses) on investments, net              54           64         101         139            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                       (206)          124       (115)         380            2         (1)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      45          433          88         694            2         (1)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       627          237         370          20            -           -
      Transfers between funds                                (70)          171         186         425            -           -
      Surrenders and terminations                         (1,054)        (694)       (539)       (603)            -           -
      Rescissions                                            (84)            -        (38)           -            -           -
      Bonus                                                    26           11           8           -            -           -
      Other transactions (note 2)                             (2)          (2)         (2)         (2)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions               (557)        (277)        (15)       (160)            -           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (512)          156          73         534            2         (1)
 Net assets at beginning of period                          5,559        5,403       4,554       4,020            6           7
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $5,047        5,559       4,627       4,554            8           6
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       J.P. MORGAN U.S. LARGE    JENNISON 20/20 FOCUS      MUTUAL DISCOVERY
                                                          CAP CORE EQUITY             PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -         (2)           -           28          12
      Realized gains (losses) on investments, net               -            -           -           -         (60)          79
      Net change in unrealized appreciation
        (depreciation) on investments                           3          (3)          37           -        1,725     (1,000)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       3          (3)          35           -        1,693       (909)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         224           3          463          48
      Transfers between funds                                 (1)            -          52           1        (162)       (242)
      Surrenders and terminations                               -            -         (2)           -      (1,347)     (1,335)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           5           -           23           -
      Other transactions (note 2)                               -            -           -           -          (4)         (6)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions                (1)            -         279           4      (1,027)     (1,535)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                              2          (3)         314           4          666     (2,444)
 Net assets at beginning of period                             10           13           4           -        7,070       9,514
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $12           10         318           4        7,736       7,070
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                            MUTUAL SHARES         OPPENHEIMER GLOBAL       OPPENHEIMER HIGH
                                                          SECURITIES FUND        SECURITIES FUND/VA         INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(37)         (89)         (4)         (1)           13         (1)
      Realized gains (losses) on investments, net             181          600           3           -            9           -
      Net change in unrealized appreciation
        (depreciation) on investments                       2,884      (3,081)         162        (18)          108           6
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                   3,028      (2,570)         161        (19)          130           5
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       699          224         325         101          958         112
      Transfers between funds                               (455)      (1,021)         209          40          493         146
      Surrenders and terminations                         (3,123)      (3,320)         (7)           -         (22)           -
      Rescissions                                               -            -         (7)           -            -           -
      Bonus                                                    38            -          14           -           57           -
      Other transactions (note 2)                             (9)         (11)           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from contract transactions            (2,850)      (4,128)         534         141        1,486         258
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            178      (6,698)         695         122        1,616         263
 Net assets at beginning of period                         14,809       21,507         174          52          270           7
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $14,987       14,809         869         174        1,886         270
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                          OPPENHEIMER MAIN       PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)          (3)          44          14          (1)           -
      Realized gains (losses) on investments, net               -          (1)          10         (8)           10           -
      Net change in unrealized appreciation
        (depreciation) on investments                         181         (55)          83           9          (1)           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     175         (59)         137          15            8           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       561          194         292         190          539           -
      Transfers between funds                                 155           71         282         203           32           -
      Surrenders and terminations                            (14)            -        (38)        (31)          (4)           -
      Rescissions                                             (2)            -         (2)           -            -           -
      Bonus                                                    29            1          13           -           32           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                 729          266         547         362          599           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            904          207         684         377          607           -
 Net assets at beginning of period                            336          129         427          50            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,240          336       1,111         427          607           -
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                      PIMCO VIT STOCKSPLUS
                                                         GROWTH AND INCOME         PIMCO VIT TOTAL          SELIGMAN GLOBAL
                                                             PORTFOLIO            RETURN PORTFOLIO       TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $3            1          47          33            -           -
      Realized gains (losses) on investments, net               -          (1)          50          34            -         (2)
      Net change in unrealized appreciation
        (depreciation) on investments                          60         (10)          24          41            2         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      63         (10)         121         108            2         (4)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        28            7       1,715         847            -           -
      Transfers between funds                                 198           83         665       1,783            -         (3)
      Surrenders and terminations                            (31)          (3)       (520)        (56)            -           -
      Rescissions                                               -            -        (11)           -            -           -
      Bonus                                                     -            -          73           9            -           -
      Other transactions (note 2)                               -            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                 195           87       1,921       2,583            -         (3)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            258           77       2,042       2,691            2         (7)
 Net assets at beginning of period                            127           50       2,923         232            5          12
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $385          127       4,965       2,923            7           5
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                     SP JENNISON         SP STRATEGIC PARTNERS
                                                         SELIGMAN SMALL-CAP     INTERNATIONAL GROWTH        FOCUSED GROWTH
                                                          VALUE PORTFOLIO             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(5)          (1)         (1)           -          (2)         (3)
      Realized gains (losses) on investments, net               8            1          24         (4)         (33)         (2)
      Net change in unrealized appreciation
        (depreciation) on investments                         117         (12)          14         (3)           57        (53)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     120         (12)          37         (7)           22        (58)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       340           25          58           3           46           -
      Transfers between funds                                 305           94          27          32         (49)          18
      Surrenders and terminations                            (14)          (6)         (9)        (18)         (24)           -
      Rescissions                                            (13)            -           -           -          (4)           -
      Bonus                                                    19            -           3           -            3           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting  from contract transactions                637          113          79          17         (28)          18
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            757          101         116          10          (6)        (40)
 Net assets at beginning of period                            115           14          12           2          171         211
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $872          115         128          12          165         171
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                 TEMPLETON DEVELOPING
                                                           TEMPLETON ASSET       MARKETS SECURITIES        TEMPLETON FOREIGN
                                                           STRATEGY FUND                FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $12            7         (3)           6           74          85
      Realized gains (losses) on investments, net            (63)        (124)       (162)       (322)        (959)     (5,853)
      Net change in unrealized appreciation
        (depreciation) on investments                         263           55       1,189         292        5,158       1,734
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     212         (62)       1,024        (24)        4,273     (4,034)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -         105          15          209         124
      Transfers between funds                                (31)         (71)         326       (180)        (790)     (1,019)
      Surrenders and terminations                           (182)        (307)       (314)       (369)      (1,708)     (3,033)
      Rescissions                                               -            -         (2)           -         (32)         (7)
      Bonus                                                     -            -           4           -            6           -
      Other transactions (note 2)                             (1)          (1)         (2)         (2)         (13)        (15)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from contract transactions               (214)        (379)         117       (536)      (2,328)     (3,950)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            (2)        (441)       1,141       (560)        1,945     (7,984)
 Net assets at beginning of period                            857        1,298       2,090       2,650       15,699      23,683
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $855          857       3,231       2,090       17,644      15,699
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                                                                               TEMPLETON
                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH     INTERNATIONAL SMALLER
                                                       INCOME SECURITIES FUND      SECURITIES FUND          COMPANIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $271         (10)          38         182            -          10
      Realized gains (losses) on investments, net             122         (62)     (1,051)     (1,044)            -          39
      Net change in unrealized appreciation
        (depreciation) on investments                         411          819       4,603     (2,856)            -          55
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     804          747       3,590     (3,718)            -         104
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        12            5         162         211            -           -
      Transfers between funds                               (279)        (215)       (526)     (1,095)            -       (909)
      Surrenders and terminations                           (594)        (962)     (2,211)     (3,185)            -        (46)
      Rescissions                                               -          (5)           -           -            -           -
      Bonus                                                     -            -           4           -            -           -
      Other transactions (note 2)                             (3)          (3)        (11)        (13)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions             (864)      (1,180)     (2,582)     (4,082)            -       (955)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (60)        (433)       1,008     (7,800)            -       (851)
 Net assets at beginning of period                          4,186        4,619      13,573      21,373            -         851
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $4,126        4,186      14,581      13,573            -           -
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        USAZ AIM BASIC VALUE      USAZ AIM BLUE CHIP         USAZ AIM DENT
                                                                FUND                    FUND           DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(6)            -         (2)           -          (1)           -
      Realized gains (losses) on investments, net               5          (1)           -           -            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         113          (4)          26           -           14         (2)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     112          (5)          24           -           13         (2)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       484           24         218           -           12          43
      Transfers between funds                                 156           24          58           1            2           -
      Surrenders and terminations                            (14)            -         (1)           -          (3)           -
      Rescissions                                            (27)            -           -           -            -           -
      Bonus                                                    26            -          13           -            1           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
           resulting from contract transactions               625           48         288           1           12          43
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            737           43         312           1           25          41
 Net assets at beginning of period                             43            -           1           -           41           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $780           43         313           1           66          41
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       USAZ AIM INTERNATIONAL     USAZ ALGER GROWTH     USAZ ALLIANCEBERNSTEIN
                                                            EQUITY FUND                 FUND            GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(1)            -           -           -          (4)         (2)
      Realized gains (losses) on investments, net               -            -           -         (9)          (7)        (16)
      Net change in unrealized appreciation
        (depreciation) on investments                           9          (1)           -           -          160        (86)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       8          (1)           -         (9)          149       (104)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        42            7           -           -          124         160
      Transfers between funds                                  23            1           -         (7)          346          94
      Surrenders and terminations                             (1)            -           -           -         (29)        (25)
      Rescissions                                               -            -           -           -          (1)           -
      Bonus                                                     3            -           -           -            6           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                  67            8           -         (7)          446         229
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             75            7           -        (16)          595         125
 Net assets at beginning of period                              7            -           -          16          385         260
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $82            7           -           -          980         385
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       USAZ ALLIANCEBERNSTEIN     USAZ MONEY MARKET        USAZ OPPENHEIMER
                                                       LARGE CAP GROWTH FUND            FUND             EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(5)          (3)        (45)        (12)          (1)           -
      Realized gains (losses) on investments, net            (14)         (13)           -           -            1           -
      Net change in unrealized appreciation
        (depreciation) on investments                          79         (59)           -           -           15           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      60         (75)        (45)        (12)           15           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       177           41       6,807         231          144           -
      Transfers between funds                                 304           53     (1,661)       1,945           20           -
      Surrenders and terminations                            (50)            -     (2,429)     (1,597)            -           -
      Rescissions                                            (32)            -       (108)           -            -           -
      Bonus                                                     8            -         396           -            5           -
      Other transactions (note 2)                               -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from contract transactions                407           94       3,004         578          169           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            467           19       2,959         566          184           -
 Net assets at beginning of period                            190          171       1,938       1,372            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $657          190       4,897       1,938          184           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                        USAZ OPPENHEIMER
                                                       EMERGING TECHNOLOGIES     USAZ PIMCO NFJ SMALL    USAZ PIMCO PEA GROWTH
                                                                FUND               CAP VALUE FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(4)          (2)           -           -            -           -
      Realized gains (losses) on investments, net             (6)         (25)           1           -          (1)           -
      Net change in unrealized appreciation
        (depreciation) on investments                          72         (36)          24           -           51        (12)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      62         (63)          25           -           50        (12)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        61           16         147           -          134          18
      Transfers between funds                                 170          130          85           -          124          63
      Surrenders and terminations                              68         (56)           -           -          (6)           -
      Rescissions                                             (2)            -           -           -            -           -
      Bonus                                                     3            -           5           -            8           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                 300           90         237           -          260          81
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            362           27         262           -          310          69
 Net assets at beginning of period                             94           67           -           -          108          39
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $456           94         262           -          418         108
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           USAZ PIMCO PEA        USAZ PIMCO PEA VALUE       USAZ TEMPLETON
                                                          RENAISSANCE FUND              FUND            DEVELOPED MARKETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                         $(13)          (7)         (3)         (1)            -           -
      Realized gains (losses) on investments, net              11         (23)           2         (2)            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                         416        (170)         190        (43)            4           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                     414        (200)         189        (46)            4           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       369          145         461          66           40           1
      Transfers between funds                                 207          379         190         120            4           1
      Surrenders and terminations                            (42)         (50)        (14)         (2)          (2)           -
      Rescissions                                             (2)            -           -           -            -           -
      Bonus                                                    17            -          18           -            2           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  549          474         655         184           44           2
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            963          274         844         138           48           2
 Net assets at beginning of period                            534          260         166          28            2           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $1,497          534       1,010         166           50           2
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                           USAZ VAN KAMPEN         USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                       AGGRESSIVE GROWTH FUND       COMSTOCK FUND        EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $(2)          (1)         (2)           -          (4)         (1)
      Realized gains (losses) on investments, net             (2)          (2)         (3)        (17)          (1)         (5)
      Net change in unrealized appreciation
        (depreciation) on investments                          38         (22)         109        (30)           53        (22)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      34         (25)         104        (47)           48        (28)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        74           18         118         115           79          50
      Transfers between funds                                  74           34         194          33          109         105
      Surrenders and terminations                            (29)          (1)        (31)        (15)          (6)        (12)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     4            -           6           -            4           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
        resulting from contract transactions                  123           51         287         133          186         143
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                            157           26         391          86          234         115
 Net assets at beginning of period                             76           50         229         143          149          34
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $233           76         620         229          383         149
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                       USAZ VAN KAMPEN GLOBAL      USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                           FRANCHISE FUND      GROWTH AND INCOME FUND            FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-            -         (3)           -          (3)         (1)
      Realized gains (losses) on investments, net               -            -           1           -          (3)         (3)
      Net change in unrealized appreciation
        (depreciation) on investments                           6            -         161        (17)           47        (25)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       6            -         159        (17)           41        (29)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                        20            -         363          39           62         124
      Transfers between funds                                  31            -         280          91           37           5
      Surrenders and terminations                               -            -        (33)           -         (37)         (1)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -          22           -            2           -
      Other transactions (note 2)                               -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting  from contract transactions                 52            -         632         130           64         128
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                             58            -         791         113          105          99
 Net assets at beginning of period                              -            -         153          40          135          36
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $58            -         944         153          240         135
                                                      --------------------------------------------------------------------------


                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002
 (IN THOUSANDS)

                                                          VAN KAMPEN LIT
                                                          EMERGING GROWTH       VAN KAMPEN LIT GROWTH
                                                             PORTFOLIO          AND INCOME PORTFOLIO        TOTAL ALL FUNDS
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                            $-          (3)           -           -        4,256       6,908
      Realized gains (losses) on investments, net             (5)          (4)           -           -     (12,318)    (20,739)
      Net change in unrealized appreciation
        (depreciation) on investments                           9         (14)           5         (4)       63,343    (22,237)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                       4         (21)           5         (4)       55,281    (36,068)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -           10           -           -       24,688       6,672
      Transfers between funds                                 (3)         (22)        (16)           -      (1,257)     (7,863)
      Surrenders and terminations                            (11)          (7)           -           -     (44,860)    (55,054)
      Rescissions                                               -            -           -           -        (485)        (56)
      Bonus                                                     -            -           -           -        1,160          22
      Other transactions (note 2)                               -            -           -           -        (178)       (209)
                                                      --------------------------------------------------------------------------
        Net increase (decrease) in net assets
         resulting from contract transactions                (14)         (19)        (16)           -     (20,932)    (56,488)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (10)         (40)        (11)         (4)       34,349    (92,556)
 Net assets at beginning of period                             26           66          21          25      273,714     366,270
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                  $16           26          10          21      308,063     273,714
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


   ORGANIZATION

     Allianz Life of NY Variable Account C (Variable Account) is a segregated investment account of Allianz Life Insurance Company of New York and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Allianz Life of New York on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The Variable Account's assets are the property of Allianz Life of New York and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life of New York. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life of New York may conduct.

     The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, and Van Kampen Life Investment Trust, in
     accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and specialist manager for each portfolio are listed in the following table.

     PORTFOLIO                                  INVESTMENT ADVISER                         SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                         ----------------------------
     AIM V.I. Capital Appreciation Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Growth Fund                       AIM Advisors, Inc.                         N\A
     AIM V.I. International Growth Fund         AIM Advisors, Inc.                         N\A
     AIM V.I. Premier Equity Fund               AIM Advisors, Inc.                         N\A
     Alger American Growth Portfolio            Fred Alger Management, Inc.                N\A
     Alger American Leveraged AllCap Portfolio  Fred Alger Management, Inc.                N\A
     Alger American MidCap Growth Portfolio     Fred Alger Management, Inc.                N\A
     Alger American Small Capitalization        Fred Alger Management, Inc.                N\A
     Portfolio
     Davis VA Financial Portfolio               Davis Selected Advisers, LP                N\A
     Davis VA Real Estate Portfolio             Davis Selected Advisers, LP                N\A
     Davis VA Value Portfolio                   Davis Selected Advisers, LP                N\A
     Dreyfus IP Small Cap Stock Index           The Dreyfus Corporation                    N\A
     Portfolio*
     Dreyfus Stock Index Fund*                  The Dreyfus Corporation                    N\A
     Franklin Aggressive Growth Securities      Franklin Advisory Services, LLC            N\A
     Fund*
     Franklin Global Communications Securities  Franklin Advisers, Inc.                    N\A
     Fund*
     Franklin Growth and Income Securities      Franklin Advisers, Inc.                    N\A
     Fund *
     Franklin High Income Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Income Securities Fund*           Franklin Advisers, Inc.                    N\A
     Franklin Large Cap Growth Securities Fund* Franklin Advisers, Inc.                    N\A
     Franklin Money Market Fund*                Franklin Advisers, Inc.                    N\A
     Franklin Real Estate Fund*                 Franklin Advisers, Inc.                    N\A
     Franklin Rising Dividends Securities Fund  Franklin Advisory Services, LLC            N\A
     *
     Franklin Small Cap Fund *                  Franklin Advisers, Inc.                    N\A
     Franklin Small Cap Value Securities Fund*  Franklin Advisory Services, LLC            N\A
     Franklin U.S. Government Fund *            Franklin Advisory Services, LLC            N\A
     Franklin Zero Coupon Fund 2005             Franklin Advisers, Inc.                    N\A
     Franklin Zero Coupon Fund 2010             Franklin Advisers, Inc.                    N\A
     Jennison 20/20 Focus Portfolio             Prudential Investments Fund Management ,   N\A
                                                LLC
     J.P. Morgan International  Opportunities   J.P. Morgan Investment Management Inc.     N\A
       Portfolio
     J.P.  Morgan U.S.  Large Cap Core Equity   J.P. Morgan Investment Management Inc.     N\A
       Portfolio


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003


1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                     SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                     ----------------------------
     Mutual Discovery Securities Fund *         Franklin Mutual Advisers, LLC          N\A
     Mutual Shares Securities Fund *            Franklin Mutual Advisers, LLC          N\A
     Oppenheimer Global Securities Fund/VA      OppenheimerFunds, Inc.                 N\A
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.                 N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc                  N\A
     PIMCO VIT High Yield Portfolio             Pacific Investment Management Company  N\A
     PIMCO VIT Real Return Portfolio            Pacific Investment Management Company  N\A
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management Company  N\A
     Portfolio
     PIMCO VIT Total Return Portfolio           Pacific Investment Management Company  N\A
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.              N\A
     Seligman Small-Cap Value Portfolio         J & W Seligman & Co. Inc.              N\A
     SP Jennison International Growth           Prudential Investments Fund Management,N\A
     Portfolio *                                LLC
     SP Strategic Partners Focused Growth       Prudential Investments Fund Management,N\A
     Portfolio *                                LLC
     Templeton Asset Strategy Fund*             Templeton Global Advisors Limited      N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.        N\A
     Fund *
     Templeton Global Income Securities Fund*   Franklin Advisers, Inc.                N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited      N\A
     Templeton Foreign Securities Fund*         Franklin Advisers, Inc.                N\A
     USAZ AIM Basic Value Fund*                 USAllianz Advisers, LLC                A I M Capital Management, Inc.
     USAZ AIM Blue Chip Fund*                   USAllianz Advisers, LLC                A I M Capital Management, Inc.
     USAZ AIM Dent Demographic Trends Fund*     USAllianz Advisers, LLC                A I M Capital Management, Inc.
     USAZ AIM International Equity Fund*        USAllianz Advisers, LLC                A I M Capital Management, Inc.
     USAZ AllianceBernstein Growth and Income   USAllianz Advisers, LLC                Alliance Capital Management L.P.
     Fund *
     USAZ AllianceBerstein Large Cap Growth     USAllianz Advisers, LLC                Alliance Capital Management L.P.
     Fund *
     USAZ Money Market Fund *                   USAllianz Advisers, LLC                Prudential Investment Management, Inc.
     USAZ Oppenheimer Emerging Growth Fund*     USAllianz Advisers, LLC                OppenheimerFunds, Inc.
     USAZ Oppenheimer Emerging Technologies     USAllianz Advisers, LLC                OppenheimerFunds, Inc.
     Fund
     USAZ PIMCO NFJ Small Cap Value Fund*       USAllianz Advisers, LLC            Allianz Dresdner Asset Management of America L.P.
     USAZ PIMCO PEA Growth and Income Fund *    USAllianz Advisers, LLC            Allianz Dresdner Asset Management of America L.P.
     USAZ PIMCO PEA Renaissance Fund *          USAllianz Advisers, LLC            Allianz Dresdner Asset Management of America L.P.
     USAZ PIMCO PEA Value Fund *                USAllianz Advisers, LLC            Allianz Dresdner Asset Management of America L.P.
     USAZ Van Kampen Aggressive Growth Fund *   USAllianz Advisers, LLC                Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *            USAllianz Advisers, LLC                Van Kampen Asset Management, Inc.
     USAZ Templeton Developed Markets Fund *    USAllianz Advisers, LLC                Templeton Investment Counsel, LLC.
     USAZ Van Kampen Emerging Growth Fund *     USAllianz Advisers, LLC                Van Kampen Asset Management, Inc
     USAZ Van Kampen Global Franchise Fund*     USAllianz Advisers, LLC                Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth and Income Fund *   USAllianz Advisers, LLC                Van Kampen Asset Management, Inc.
     USAZ Van Kampen Growth Fund *              USAllianz Advisers, LLC                Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio * Van Kampen Asset Management, Inc.      N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.      N\A

  * Portfolio contains class 2 shares which assess 12b-1 fees.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


2.  SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


     INVESTMENTS


     Investments of the Variable Account are valued daily at market value using net asset values provided by investment advisers of the portfolios.

     Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

     A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life of New York. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life of New York and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

     Available investment options, including the date the investment option was available for each product, as of December 31, 2003 are listed in the following table.


                                                        USALLIANZ    USALLIANZ   VALUEMARK II  USALLIANZ
     PORTFOLIO                                          ADVANTAGE   OPPORTUNITY                VALUEMARK
                                                                                                  IV
                                                       ---------------------------------------------------
                                                       ---------------------------------------------------

     Davis VA Financial Portfolio                         11/5/2001    10/4/2002     5/1/2002    5/1/2002
     Davis VA Value Portfolio                             11/5/2001    10/4/2002     5/1/2002    5/1/2002
     Dreyfus IP Small Cap Stock Index Portfolio           11/5/2001    10/4/2002     5/1/2002    5/1/2002
     Dreyfus Stock Index Fund                             11/5/2001    10/4/2002     5/1/2002    5/1/2002
     Franklin Global Communications Securities Fund       1/22/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin Growth and Income Securities Fund           1/22/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin High Income Fund                            1/22/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin Income Securities Fund                      1/22/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin Large Cap Growth Securities Fund            1/22/2001    10/4/2002     5/1/1996   8/17/1998
     Franklin Real Estate Fund                             5/1/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin Rising Dividends Securities Fund            1/22/2001    10/4/2002    1/27/1992   8/17/1998
     Franklin Small Cap Fund                              1/22/2001    10/4/2002    11/1/1995   8/17/1998
     Franklin Small Cap Value Securities Fund             1/22/2001    10/4/2002     5/1/1998   8/17/1998
     Franklin U.S. Government Fund                        1/22/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin Zero Coupon Fund 2005                       11/5/2001    10/4/2002     9/6/1991   8/17/1998
     Franklin Zero Coupon Fund 2010                       11/5/2001    10/4/2002     9/6/1991   8/17/1998
     Jennison 20/20 Focus Portfolio                        5/1/2002    10/4/2002     5/1/2002    5/1/2002
     Mutual Discovery Securities Fund                     1/22/2001    10/4/2002    11/8/1996   8/17/1998
     Mutual Shares Securities Fund                        1/22/2001    10/4/2002    11/8/1996   8/17/1998
     Oppenheimer Global Securities Fund/VA                1/22/2001    10/4/2002
     Oppenheimer High Income Fund/VA                      1/22/2001    10/4/2002
     Oppenheimer Main Street Fund/VA                      1/22/2001    10/4/2002
     PIMCO VIT High Yield Portfolio                       1/22/2001    10/4/2002    11/5/2001   11/5/2001
     PIMCO VIT Real Return Portfolio                       5/1/2003     5/1/2003     5/1/2003    5/1/2003

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)


                                                        USALLIANZ    USALLIANZ                 USALLIANZ
     PORTFOLIO                                          ADVANTAGE   OPPORTUNITY  VALUEMARK II  VALUEMARK
                                                                                                  IV
                                                       ---------------------------------------------------

     PIMCO VIT Total Return Portfolio                     1/22/2001    10/4/2002    11/5/2001   11/5/2001
     Seligman Small-Cap Value Portfolio                   11/5/2002    10/4/2002     5/1/2002    5/1/2002
     SP Jennison International Growth Portfolio           11/5/2001    10/4/2002     5/1/2001    5/1/2001
     SP Strategic Partners Focused Growth Portfolio       11/5/2001    10/4/2002     5/1/2001    5/1/2001
     Templeton Developing Markets Securities Fund          11/5/2001   10/4/2002    7/31/1994   7/31/1994
     Templeton Growth Securities Fund                     11/5/2001    10/4/2002    7/31/1994   7/31/1994
     Templeton Foreign Securities Fund                    11/5/2001    10/4/2002    1/24/1992   6/30/1994
     USAZ AIM Basic Value Fund                             5/1/2002    10/4/2002     5/1/2002    5/1/2002
     USAZ AIM Blue Chip Fund                               5/1/2002    10/4/2002     5/1/2002    5/1/2002
     USAZ AIM Dent Demographic Trends Fund                 5/1/2002    10/4/2002     5/1/2002    5/1/2002
     USAZ AIM International Equity Fund                    5/1/2002    10/4/2002     5/1/2002    5/1/2002
     USAZ AllianceBernstein Growth and Income Fund        11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ AllianceBernstein Large Cap Growth Fund         11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ Money Market Fund                               1/22/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ Oppenheimer Emerging Growth Fund                 5/1/2002    10/4/2002     5/1/2002    5/1/2002
     USAZ Oppenheimer Emerging Technologies Fund          11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ PIMCO NFJ Small Cap Value Fund                   5/1/2003     5/1/2003     5/1/2003    5/1/2003
     USAZ PIMCO PEA Growth and Income Fund                11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ PIMCO PEA Renaissance Fund                      11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ PIMCO PEA Value Fund                            11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ Templeton Developed Markets Fund                11/5/2001    10/4/2002    11/5/2001   11/5/2001
     USAZ Van Kampen Aggressive Growth Fund                5/1/2001    10/4/2002     5/1/2001    5/1/2001
     USAZ Van Kampen Comstock Fund                         5/1/2001    10/4/2002     5/1/2001    5/1/2001
     USAZ Van Kampen Emerging Growth Fund                  5/1/2001    10/4/2002     5/1/2001    5/1/2001
     USAZ Van Kampen Growth and Income Fund                5/1/2001    10/4/2002     5/1/2001    5/1/2001
     USAZ Van Kampen Growth Fund                           5/1/2001    10/4/2002     5/1/2001    5/1/2001

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     During the years ended December 31, 2003 and 2002, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.


     PORTFOLIO                                              DATE CLOSED
     ---------                                              -----------
     AZOA VIP Diversified Assets Fund                       May 1, 2002
     AZOA VIP Fixed Income Fund                             May 1, 2002
     AZOA VIP Global Opportunities Fund                     May 1, 2002
     AZOA VIP Growth Fund                                   May 1, 2002
     USAZ Growth Fund                                       May 1, 2002
     Van Kampen LIT Emerging Growth Portfolio               May 1, 2002
     AIM V. I. Capital Appreciation Fund                    May 1, 2002
     AIM V. I. International Growth Fund                    May 1, 2002
     AIM V. I. Premier Equity Fund                          May 1, 2002
     Alger American MidCap Growth Portfolio                 May 1, 2002
     Seligman Global Technology Fund                        May 1, 2002
     Franklin Income Securities Fund **                     May 1, 2003
     PIMCO VIT StocksPLUS Growth and Income Portfolio       May 1, 2003
     Templeton Foreign Securities Fund **                   May 1, 2003
     Templeton Growth Securities Fund **                    May 1, 2003

     ** Portfolios were re-opened effective October 6, 2003, in all products available in Variable Account C.


     During the years ended December 31, 2003 and 2002, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.


     CLOSED PORTFOLIO                                 RECEIVING PORTFOLIO                              DATE MERGED
     ----------------                                 -------------------                              -----------
     Franklin Global Health Care Securities           Franklin Small Cap Fund                          May 1, 2002
     Templeton International Smaller Companies        Templeton Foreign Securities Fund                May 1, 2002
     Franklin Natural Resources Securities            Franklin Growth and Income Securities Fund       May 1, 2002
     AZOA VIP Growth Fund                             USAZ Van Kampen Emerging Growth Fund             November 15, 2002
     AZOA VIP Global Opportunities Fund               USAZ Templeton Developed Markets Fund            November 15, 2002
     AZOA Fixed Income Fund                           PIMCO VIT Total Return Portfolio                 November 15, 2002
     AZOA Diversified Assets Fund                     PIMCO VIT Total Return Portfolio                 November 15, 2002
     USAZ Growth Fund                                 USAZ Van Kampen Aggressive Growth Fund           November 15, 2002
     Franklin S&P 500 Index Fund                      Dreyfus Stock Index Fund                         April 4, 2003
     Franklin Technology Securities Fund              Franklin Small Cap Fund                          April 30, 2003

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)

     During the years ended December 31, 2003 and 2002, several portfolios changed their name as summarized, with the effective date of the change, in the following table.


     CURRENT PORTFOLIO                                  PRIOR PORTFOLIO NAME                          EFFECTIVE DATE
     -----------------                                  --------------------                          --------------
     AIM V.I. International Growth Fund                 AIM International Equity Fund                 May 1, 2002
     AIM V.I. Premier Equity Fund                       AIM V.I. Value Fund                           May 1, 2002
     Franklin Small Cap Value Securities Fund           Franklin Value Securities Fund                May 1, 2002
     PIMCO VIT High Yield Portfolio                     PIMCO VIT High Yield Bond Portfolio           May 1, 2002
     PIMCO VIT Total Return Portfolio                   PIMCO VIT Total Return Bond Portfolio         May 1, 2002
     Templeton Foreign Securities Fund                  Templeton International Securities Fund       May 1, 2002
     USAZ Money Market Fund                             AZOA VIP Money Market Fund                    May 1, 2002
     USAZ Van Kampen Emerging Growth Fund               USAZ American Growth Fund                     May 1, 2002
     J.P. Morgan U.S. Large Cap Core Equity Portfolio   J.P. Morgan US Disciplined Equity Portfolio   May 1, 2003
     Oppenheimer Main Street Fund/VA                    Oppenheimer Main Street Growth & Income       May 1, 2003
                                                        Fund/VA
     USAZ AllianceBernstein Growth and Income Fund      USAZ Alliance Capital Growth and Income Fund  May 1, 2003
     USAZ AllianceBernstein Large Cap Growth Fund       USAZ Alliance Capital Large Cap Growth Fund   May 1, 2003
     USAZ PIMCO PEA Growth & Income Fund                USAZ PIMCO Growth & Income Fund               May 1, 2003
     USAZ PIMCO PEA Renaissance Fund                    USAZ PIMCO Renaissance Fund                   May 1, 2003
     USAZ PIMCO PEA Value Fund                          USAZ PIMCO Value Fund                         May 1, 2003
     USAZ AllianceBernstein Technology Fund             USAZ Alliance Capital Technology Fund         May 1, 2003
     USAZ Oppenheimer Emerging Technologies Fund        USAZ AllianceBernstein Technology Fund        December 8, 2003

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 4.5% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life of New York if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life of New York reimburses the account.

     PREMIUM BONUS

     A premium bonus is awarded to the contract owner of the USAllianz Opportunity product at the time of deposit. The bonus credited is 6% of the purchase payment.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES

     ASSET BASED EXPENSES

     A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

     CONTRACT                            Mortality and Expense    Administrative
     --------
                                              RISK CHARGE              CHARGE
     USAllianz Advantage                         1.34%                 0.15%
     USAllianz Opportunity Traditional           1.75%                 0.15%
     USAllianz Opportunity Enhanced              1.95%                 0.15%
     Valuemark II                                1.25%                 0.15%
     Valuemark IV                                1.34%                 0.15%


     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table.

                                                                                                                     ALGER
                                                  AIM V.I.                                             ALGER       AMERICAN
                                                  CAPITAL                   AIM V.I.     AIM V.I.     AMERICAN     LEVERAGED
                                                APPRECIATION   AIM V.I.   INTERNATIONAL  PREMIER       GROWTH       ALLCAP
                                                    FUND     GROWTH FUND  GROWTH FUND  EQUITY FUND   PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 -            -            -            2            -             -
       USAllianz Opportunities Traditional                 -            -            -            -            -             -
       USAllianz Opportunities Enhanced                    -            -            -            -            -             -
       Valuemark II & III                                  -           10            -            -            5             5
       Valuemark IV                                        -            2            -            -            2             1

                                                -------------------------------------------------------------------------------
       Total Expenses                                      -           12            -            2            7             6
                                                ===============================================================================

                                                   ALGER        ALGER       DAVIS VA     DAVIS VA     DAVIS VA    DREYFUS IP
                                                  AMERICAN     AMERICAN
                                                   MIDCAP       SMALL      FINANCIAL                               SMALL CAP
                                                   GROWTH    CAPITALIZATIO PORTFOLIO   REAL ESTATE     VALUE      STOCK INDEX
                                                 PORTFOLIO    PORTFOLIO   N             PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
       Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 1            -            1            -            4             -
       USAllianz Opportunities Traditional                 -            -            -            -            2             1
       USAllianz Opportunities Enhanced                    -            -            -            -            2             -
       Valuemark II & III                                  -            -            1            -            -             -
       Valuemark IV                                        -            -            -            -            -             -

                                                -------------------------------------------------------------------------------
       Total Expenses                                      1            -            2            -            8             1
                                                ===============================================================================

                                                  DREYFUS      FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN
                                                              AGGRESSIVE     GLOBAL     GROWTH AND
                                                                GROWTH    COMMUNICATIONS  INCOME                    INCOME
                                                STOCK INDEX   SECURITIES   SECURITIES   SECURITIES  HIGH INCOME   SECURITIES
                                                    FUND         FUND         FUND         FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 3            -             -           5            7            20
       USAllianz Opportunities Traditional                 4            -             -           1            4             2
       USAllianz Opportunities Enhanced                    3            -             -           -            1             -
       Valuemark II & III                                  9            2           131         437          107           382
       Valuemark IV                                        3            -             6          24           11            17

                                                -------------------------------------------------------------------------------
      Total Expenses                                      22            2           137         467          130           421
                                                ===============================================================================

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table.

                                                  FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN
                                                 LARGE CAP                                RISING
                                                   GROWTH                               DIVIDENDS
                                                 SECURITIES     MONEY     REAL ESTATE   SECURITIES    S&P 500      SMALL CAP
                                                    FUND     MARKET FUND      FUND         FUND      INDEX FUND      FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 1            -            4           17            -             5
       USAllianz Opportunities Traditional                 1            -            1            3            -             -
       USAllianz Opportunities Enhanced                    -            -            1            2            -             1
       Valuemark II & III                                 93          122          108          344            3           105
       Valuemark IV                                       19            4            2           26            2            12

                                                -------------------------------------------------------------------------------
      Total Expenses                                     114          126          116          392            5           123
                                                ===============================================================================

                                                  FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN     FRANKLIN    J.P. MORGAN
                                                 SMALL CAP
                                                   VALUE      TECHNOLOGY      U.S.                               INTERNATIONAL
                                                 SECURITIES   SECURITIES   GOVERNMENT  ZERO COUPON  ZERO COUPON  OPPORTUNITIES
                                                    FUND         FUND         FUND      FUND 2005    FUND 2010     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 1            -           25            2            7             -
       USAllianz Opportunities Traditional                 -            -            2            8            1             -
       USAllianz Opportunities Enhanced                    -            -            3            -            -             -
       Valuemark II & III                                 12            1          434           55           52             -
       Valuemark IV                                        8            -           26            2            3             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                      21            1          490           67           63             -
                                                ===============================================================================

                                                J.P. MORGAN    JENNISON      MUTUAL       MUTUAL    OPPENHEIMER   OPPENHEIMER
                                                 U.S. LARGE                DISCOVERY      SHARES       GLOBAL
        CAP CORE 20/20 FOCUS SECURITIES SECURITIES SECURITIES HIGH INCOME
                   EQUITY PORTFOLIO FUND FUND FUND/VA FUND/VA
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 -            1            1            4            3             6
       USAllianz Opportunities Traditional                 -            -            1            2            2             5
       USAllianz Opportunities Enhanced                    -            1            3            2            1             1
       Valuemark II & III                                  -            -           82          168            -             -
       Valuemark IV                                        -            -           11           27            -             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                       -            2           98          203            6            12
                                                ===============================================================================

                                                OPPENHEIMER   PIMCO VIT    PIMCO VIT    PIMCO VIT    PIMCO VIT    SP JENNISON
                                                                                        STOCKSPLUS
                                                                                        GROWTH AND     TOTAL     INTERNATIONAL
                                                MAIN STREET   HIGH YIELD  REAL RETURN     INCOME       RETURN       GROWTH
                                                  FUND/VA     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 6            5            -            1           20             -
       USAllianz Opportunities Traditional                 4            2            1            -            8             -
       USAllianz Opportunities Enhanced                    1            1            1            -            6             -
       Valuemark II & III                                  -            3            -            2           21             1
       Valuemark IV                                        -            -            -            -            1             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                      11           11            2            3           56             1
                                                ===============================================================================

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table.

                                                     SP        SELIGMAN     SELIGMAN    TEMPLETON    TEMPLETON     TEMPLETON
                                                 STRATEGIC
                                                  PARTNERS                                           DEVELOPING
                                                  FOCUSED       GLOBAL     SMALL-CAP      ASSET       MARKETS       FOREIGN
                                                   GROWTH     TECHNOLOGY     VALUE       STRATEGY    SECURITIES   SECURITIES
                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 -            -            3            -            -             4
       USAllianz Opportunities Traditional                 -            -            1            -            2             -
       USAllianz Opportunities Enhanced                    -            -            1            -            -             1
       Valuemark II & III                                  1            -            -           10           28           209
       Valuemark IV                                        1            -            -            1            3             4

                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------
      Total Expenses                                       2            -            5           11           33           218
                                                ===============================================================================

                                                 TEMPLETON    TEMPLETON     USAZ AIM     USAZ AIM     USAZ AIM     USAZ AIM
                                                   GLOBAL
                                                   INCOME       GROWTH                                  DENT
                                                 SECURITIES   SECURITIES  BASIC VALUE   BLUE CHIP   DEMOGRAPHIC  INTERNATIONAL
                                                    FUND         FUND         FUND         FUND     TRENDS FUND   EQUITY FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 -            3            1            -            1             -
       USAllianz Opportunities Traditional                 -            -            3            1            -             -
       USAllianz Opportunities Enhanced                    -            -            2            1            -             -
       Valuemark II & III                                 56          163            -            -            -             1
       Valuemark IV                                        3           17            -            -            -             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                      59          183            6            2            1             1
                                                ===============================================================================

                                                     USAZ           USAZ      USAZ         USAZ         USAZ      USAZ PIMCO
                                                                                                    OPPENHEIMER
                                            ALLIANCEBERNSTEINALLIANCEBERNSTEIN MONEY    OPPENHEIMER    EMERGING     NFJ SMALL
                                                  GROWTH AND     LARGE CAP    MARKET     EMERGING   TECHNOLOGIES   CAP VALUE
                                                 INCOME FUND    GROWTH FUND     FUND   GROWTH FUND      FUND         FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                   3              1       15            -            -             -
       USAllianz Opportunities Traditional                   1              1       16            -            1             1
       USAllianz Opportunities Enhanced                      1              1        2            -            -             -
       Valuemark II & III                                    4              2       19            1            3             -
       Valuemark IV                                          -              -        5            -            -             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                         9              5       57            1            4             1
                                                ===============================================================================

                                                 USAZ PIMCO   USAZ PIMCO   USAZ PIMCO      USAZ       USAZ VAN     USAZ VAN
                                                 PEA GROWTH      PEA                    TEMPLETON      KAMPEN
                                                 AND INCOME  RENAISSANCE   PEA VALUE    DEVELOPED    AGGRESSIVE     KAMPEN
                                                    FUND         FUND         FUND     MARKETS FUND GROWTH FUND  COMSTOCK FUND
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 1            4            2            -            1             2
       USAllianz Opportunities Traditional                 1            2            2            -            -             -
       USAllianz Opportunities Enhanced                    -            1            -            -            -             1
       Valuemark II & III                                  1            6            3            -            1             3
       Valuemark IV                                        -            -            -            -            -             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                       3           13            7            -            2             6
                                                ===============================================================================

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total mortality and expense risk charges and administrative charges (in thousands) for the year ended December 31, 2003 are listed in the following table.

                                                  USAZ VAN     USAZ VAN     USAZ VAN     USAZ VAN    VAN KAMPEN   VAN KAMPEN
                                                                KAMPEN                                  LIT
                                                   KAMPEN       GLOBAL       KAMPEN                   EMERGING        LIT
                                                  EMERGING    FRANCHISE    GROWTH AND     KAMPEN       GROWTH     ENTERPRISE
                                                GROWTH FUND      FUND     INCOME FUND  GROWTH FUND   PORTFOLIO     PORTFOLIO
                                                -------------------------------------------------------------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 2            -            1            2            -             -
       USAllianz Opportunities Traditional                 -            -            1            1            -             -
       USAllianz Opportunities Enhanced                    -            -            5            -            -             -
       Valuemark II & III                                  2            -            2            -            -             -
       Valuemark IV                                        -            -            -            -            -             -

                                                -------------------------------------------------------------------------------
      Total Expenses                                       4            -            9            3            -             -
                                                ===============================================================================

                                                 VAN KAMPEN     TOTAL
                                                 LIT GROWTH
                                                 AND INCOME
                                                 PORTFOLIO
                                                --------------------------
     Expenses:
      Mortality and expense risk and administrative charges:
       USAllianz Advantage                                 -          198
       USAllianz Opportunities Traditional                 -           89
       USAllianz Opportunities Enhanced                    -           46
       Valuemark II & III                                  -        3,210
       Valuemark IV                                        -          243

                                                --------------------------
      Total Expenses                                       -        3,786
                                                ==========================

     CONTRACT BASED EXPENSES

     A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2003 and 2002 were $178,000 and $209,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

     A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts, within seven years of the date of surrender for USAllianz Advantage and Valuemark IV contracts, and within nine years of the date of surrender for USAllianz Opportunity contracts. The amount of the contingent deferred sales charge is shown below.

          Years Since                                      Contingent Deferred Sales Charge
                            ------------------------------------------------------------------------------------------------
                            -- ----------------------- ---------------------- ----------------------- ----------------------
            PAYMENT                 VALUEMARK II           VALUEMARK IV             ADVANTAGE              OPPORTUNITY

              0-1                        5%                     6%                      6%                    8.5%
              1-2                        5%                     6%                      6%                    8.5%
              2-3                        4%                     6%                      6%                    8.5%
              3-4                        3%                     5%                      5%                     8%
              4-5                       1.5%                    4%                      4%                     7%
              5-6                        0%                     3%                      3%                     6%
              6-7                        0%                     2%                      2%                     5%
              7-8                        0%                     0%                      0%                     4%
              8-9                        0%                     0%                      0%                     3%
        9 years or more                  0%                     0%                      0%                     0%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2003 and 2002 were $103,310 and $97,567, respectively.

     On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Advantage and Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to USAllianz Opportunity deferred annuity contract owners allows up to ten percent (10%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for Valuemark II, USAllianz Advantage and Valuemark IV deferred annuity contracts, and the 10% penalty free privilege for that year for USAllianz Opportunity deferred annuity contracts.

     Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred for Valuermark II and Advantage, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during the years ended December 31, 2003 and 2002 were $225 and $2,225, respectively. Net transfers (to)/from the Fixed Accounts were ($1,257,000) and ($7,863,000), for the years ended December 31, 2003 and 2002, respectively.

     Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life of NY may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life of NY may have to deduct such amounts at a later date.

     A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.



3.      FEDERAL INCOME TAXES

     Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life of NY.

     Allianz Life of NY does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life of NY determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003


4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)
THE COST OF PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2003 ARE AS FOLLOWS:
                                                    COST OF     PROCEEDS FROM
                                                    PURCHASES       SALES
                                                   ----------------------------
AIM V.I. Capital Appreciation Fund                           -               8
AIM V.I. Growth Fund                                         3             154
AIM V.I. International Growth Fund                           -               -
AIM V.I. Premier Equity Fund                                 -               1
Alger American Growth Portfolio                              -              84
Alger American Leveraged AllCap Portfolio                    -              86
Alger American MidCap Growth Portfolio                       -               2
Alger American Small Capitalization Portfolio                -               -
Davis VA Financial Portfolio                               135               4
Davis VA Real Estate Portfolio                               1               1
Davis VA Value Portfolio                                   686              46
Dreyfus IP Small Cap Stock Index Portfolio                 305              19
Dreyfus Stock Index Fund                                 2,381             356
Franklin Aggressive Growth Securities Fund                   -              11
Franklin Global Communications Securities Fund             272           2,313
Franklin Growth and Income Securities Fund               1,925           7,089
Franklin High Income Fund                                3,282           2,825
Franklin Income Securities Fund                          2,661           4,672
Franklin Large Cap Growth Securities Fund                  729           2,867
Franklin Money Market Fund                                   1           2,812
Franklin Real Estate Fund                                  982           1,611
Franklin Rising Dividends Securities Fund                2,894           5,231
Franklin S&P 500 Index Fund                                 34           1,491
Franklin Small Cap Fund                                    795           2,408
Franklin Small Cap Value Securities Fund                   408             359
Franklin Technology Securities Fund                          -             167
Franklin U.S. Government Fund                            5,096           9,643
Franklin Zero Coupon Fund 2005                           1,086           1,439
Franklin Zero Coupon Fund 2010                           1,707           1,620
Jennison 20/20 Focus Portfolio                             282               5
J.P. Morgan International Opportunities Portfolio            -               -
J.P. Morgan U.S. Large Cap Core Equity                       -               1
Mutual Discovery Securities Fund                           776           1,775
Mutual Shares Securities Fund                            1,434           4,321
Oppenheimer Global Securities Fund/VA                      564              34
Oppenheimer High Income Fund/VA                          1,804             305
Oppenheimer Main Street Fund/VA                            756              33
PIMCO VIT High Yield Portfolio                             795             206
PIMCO VIT Real Return Portfolio                            677              69
PIMCO VIT StocksPLUS Growth and Income Portfolio           255              57
PIMCO VIT Total Return Portfolio                         3,062           1,067
Seligman Global Technology Portfolio                         -               -
Seligman Small-Cap Value Portfolio                         680              44
SP Jennison International Growth Portfolio                 475             397
SP Strategic Partners Focused Growth Portfolio             134             164
Templeton Asset Strategy Fund                               22             224
Templeton Developing Markets Securities Fund               591             477
Templeton Foreign Securities Fund                          826           3,081
Templeton Global Income Securities Fund                    330             923

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements  (CONTINUED)
December 31, 2003

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)  (CONTINUED)

                                                     COST OF     PROCEEDS FROM
                                                     PURCHASES       SALES
                                                    ----------------------------
Templeton Growth Securities Fund                            419           2,967
USAZ AIM Basic Value Fund                                   667              48
USAZ AIM Blue Chip Fund                                     289               3
USAZ AIM Dent Demographic Trends Fund                        16               5
USAZ AIM International Equity Fund                           67               1
USAZ AllianceBernstein Growth and Income Fund               497              55
USAZ AllianceBernstein Large Cap Growth Fund                500              98
USAZ Money Market Fund                                   13,179          10,221
USAZ Oppenheimer Emerging Growth Fund                       170               1
USAZ Oppenheimer Emerging Technologies Fund                 671             375
USAZ PIMCO NFJ Small Cap Value Fund                         241               3
USAZ PIMCO PEA Growth and Income Fund                       274              14
USAZ PIMCO PEA Renaissance Fund                             610              60
USAZ PIMCO PEA Value Fund                                   692              40
USAZ Templeton Developed Markets Fund                        46               2
USAZ Van Kampen Aggressive Growth Fund                      157              36
USAZ Van Kampen Comstock Fund                               329              44
USAZ Van Kampen Emerging Growth Fund                        238              56
USAZ Van Kampen Global Franchise Fund                        53               1
USAZ Van Kampen Growth and Income Fund                      677              48
USAZ Van Kampen Growth Fund                                 140              79
Van Kampen LIT Emerging Growth Portfolio                      -              14
Van Kampen LIT Enterprise Portfolio                           -               -
Van Kampen LIT Growth and Income Portfolio                    -              16

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            3           -           -            -           -
      Transfers between funds                                 (2)          (2)        (11)        (24)            -           -
      Surrenders and terminations                               -            -        (23)        (47)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              (2)            1        (34)        (71)            -           -
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -           15           -           -            -           -
      Transfers between funds                                   -          (1)         (3)        (12)          (4)         (9)
      Surrenders and terminations                               -            -         (9)        (17)         (11)        (12)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -           14        (12)        (29)         (15)        (21)
                                                      --------------------------------------------------------------------------


                                                       ALGER AMERICAN MIDCAP     ALGER AMERICAN SMALL    AZOA VIP DIVERSIFIED
                                                                                   CAPITALIZATION
                                                          GROWTH PORTFOLIO            PORTFOLIO              ASSETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            7           -           -            -           1
      Transfers between funds                                   -          (2)           -           -            -        (19)
      Surrenders and terminations                               -            -           -           -            -         (1)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -            5           -           -            -        (19)
                                                      --------------------------------------------------------------------------


                                                        AZOA VIP FIXED INCOME      AZOA VIP GLOBAL       AZOA VIP GROWTH FUND
                                                                FUND             OPPORTUNITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           -           -            -           -
      Transfers between funds                                   -         (21)           -         (1)            -        (14)
      Surrenders and terminations                               -          (2)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -         (23)           -         (1)            -        (14)
                                                      --------------------------------------------------------------------------


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                         DAVIS VA FINANCIAL      DAVIS VA REAL ESTATE       DAVIS VA VALUE
                                                             PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        11            5           -           -           54           4
      Transfers between funds                                   3            1           -           -           25           7
      Surrenders and terminations                               -            -           -           -          (4)         (2)
      Rescissions                                               -            -           -           -          (1)           -
      Bonus                                                     1            -           -           -            3           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               15            6           -           -           77           9
                                                      --------------------------------------------------------------------------


                                                        DREYFUS IP SMALL CAP     DREYFUS STOCK INDEX      FRANKLIN AGGRESSIVE
                                                       STOCK INDEX PORTFOLIO            FUND            GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        18            1          71           5            -           -
      Transfers between funds                                  12            -         188           3            -         (9)
      Surrenders and terminations                             (1)            -        (23)           -          (2)         (4)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -           4           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               30            1         240           8          (2)        (13)
                                                      --------------------------------------------------------------------------


                                                          FRANKLIN GLOBAL      FRANKLIN GLOBAL HEALTH     FRANKLIN GROWTH AND
                                                           COMMUNICATIONS
                                                          SECURITIES FUND       CARE SECURITIES FUND    INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         7            4           -           -           12           6
      Transfers between funds                                (30)        (134)           -       (154)         (19)        (23)
      Surrenders and terminations                           (122)        (197)           -        (17)        (206)       (285)
      Rescissions                                               -            -           -           -          (3)         (1)
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (146)        (328)           -       (171)        (217)       (304)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                        FRANKLIN HIGH INCOME       FRANKLIN INCOME        FRANKLIN LARGE CAP
                                                                FUND               SECURITIES FUND      GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        64           18          13          18           19           2
      Transfers between funds                                  11         (19)           6        (30)         (50)       (108)
      Surrenders and terminations                            (91)        (121)       (113)       (190)        (105)       (155)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     3            -           -           -            1           -
      Other transactions                                        -            -         (1)         (1)            -         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (13)        (122)        (95)       (203)        (135)       (262)
                                                      --------------------------------------------------------------------------


                                                       FRANKLIN MONEY MARKET       FRANKLIN NATURAL      FRANKLIN REAL ESTATE
                                                                                RESOURCES SECURITIES
                                                                FUND                    FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           -           -           11           6
      Transfers between funds                                (48)        (177)           -       (151)          (1)           4
      Surrenders and terminations                           (125)        (209)           -        (13)         (33)        (37)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            1           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (173)        (386)           -       (164)         (22)        (27)
                                                      --------------------------------------------------------------------------


                                                           FRANKLIN RISING     FRANKLIN S&P 500 INDEX  FRANKLIN SMALL CAP FUND
                                                          DIVIDENDS SECURITIES
                                                                FUND                    FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        44           28           -          10           10           8
      Transfers between funds                                (17)         (20)       (222)         (2)         (17)          48
      Surrenders and terminations                           (145)        (166)        (14)        (74)         (90)       (122)
      Rescissions                                               -            -           -           -          (1)           -
      Bonus                                                     1            -           -           -            -           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (118)        (159)       (236)        (66)         (98)        (66)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                         FRANKLIN SMALL CAP      FRANKLIN TECHNOLOGY         FRANKLIN U.S.
                                                       VALUE SECURITIES FUND       SECURITIES FUND         GOVERNMENT FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        13            1           -           -           53          31
      Transfers between funds                                   7           15        (52)         (5)         (12)          81
      Surrenders and terminations                            (16)         (19)         (1)         (1)        (281)       (290)
      Rescissions                                               -            -           -           -          (1)         (1)
      Bonus                                                     -            -           -           -            1           -
      Other transactions                                        -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                4          (3)        (53)         (6)        (241)       (180)
                                                      --------------------------------------------------------------------------


                                                        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON         J.P. MORGAN
                                                                                                            INTERNATIONAL
                                                             FUND 2005                FUND 2010        OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        22            8          11           1            -           -
      Transfers between funds                                 (2)            6           5          13            -           -
      Surrenders and terminations                            (33)         (24)        (15)        (19)            -           -
      Rescissions                                             (3)            -         (1)           -            -           -
      Bonus                                                     1            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (15)         (10)           -         (5)            -           -
                                                      --------------------------------------------------------------------------


                                                       J.P. MORGAN U.S. LARGE   JENNISON 20/20 FOCUS       MUTUAL DISCOVERY
                                                          CAP CORE EQUITY             PORTFOLIO            SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -          23           -           31           4
      Transfers between funds                                   -            -           6           -         (11)        (21)
      Surrenders and terminations                               -            -           -           -         (94)        (94)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           1           -            2           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                -            -          30           -         (72)       (111)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                           MUTUAL SHARES         OPPENHEIMER GLOBAL    OPPENHEIMER HIGH INCOME
                                                          SECURITIES FUND        SECURITIES FUND/VA            FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        45           16          39          14           92          12
      Transfers between funds                                (28)         (80)          28           5           46          16
      Surrenders and terminations                           (211)        (225)         (1)           -          (2)           -
      Rescissions                                               -            -         (1)           -            -           -
      Bonus                                                     3            -           2           -            5           -
      Other transactions                                      (1)          (1)           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                            (192)        (290)          67          19          141          28
                                                      --------------------------------------------------------------------------


                                                          OPPENHEIMER MAIN       PIMCO VIT HIGH YIELD   PIMCO VIT REAL RETURN
                                                           STREET FUND/VA             PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        74           25          28          22           52           -
      Transfers between funds                                  20           10          27          22            3           -
      Surrenders and terminations                             (2)            -         (3)         (3)            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     4            -           1           -            3           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               96           35          53          41           58           -
                                                      --------------------------------------------------------------------------


                                                        PIMCO VIT STOCKSPLUS   PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL
                                                          GROWTH AND INCOME
                                                             PORTFOLIO                PORTFOLIO          TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         4            1         145          73            -           -
      Transfers between funds                                  26           12          58         159            -         (1)
      Surrenders and terminations                             (4)            -        (44)         (5)            -           -
      Rescissions                                               -            -         (1)           -            -           -
      Bonus                                                     -            -           6           1            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               26           13         164         228            -         (1)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                                                     SP JENNISON
                                                         SELIGMAN SMALL-CAP     INTERNATIONAL GROWTH    SP STRATEGIC PARTNERS
                                                          VALUE PORTFOLIO             PORTFOLIO        FOCUSED GROWTH PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        26            2          11           1            8           -
      Transfers between funds                                  23            6          10           6         (10)           3
      Surrenders and terminations                             (1)            -         (2)         (4)          (5)           -
      Rescissions                                             (1)            -           -           -          (1)           -
      Bonus                                                     1            -           1           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               48            8          20           3          (8)           3
                                                      --------------------------------------------------------------------------


                                                           TEMPLETON ASSET      TEMPLETON DEVELOPING      TEMPLETON FOREIGN
                                                           STRATEGY FUND       MARKETS SECURITIES FUND     SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -          11           2           14           8
      Transfers between funds                                 (2)          (6)          32        (23)         (51)        (58)
      Surrenders and terminations                            (14)         (25)        (36)        (47)        (110)       (181)
      Rescissions                                               -            -           -           -          (3)           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -          (1)         (1)
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (16)         (31)           7        (68)        (151)       (232)
                                                      --------------------------------------------------------------------------


                                                          TEMPLETON GLOBAL         TEMPLETON GROWTH    TEMPLETON INTERNATIONAL
                                                       INCOME SECURITIES FUND      SECURITIES FUND      SMALLER COMPANIES FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            -           9          13            -           -
      Transfers between funds                                (12)         (12)        (34)        (70)            -        (75)
      Surrenders and terminations                            (25)         (53)       (130)       (179)            -         (4)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -         (1)         (1)            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                             (37)         (65)       (156)       (237)            -        (79)
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                        USAZ AIM BASIC VALUE                                USAZ AIM DENT
                                                                FUND           USAZ AIM BLUE CHIP FUND DEMOGRAPHIC TRENDS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        58            3          24           -            2           5
      Transfers between funds                                  19            3           7           -            -           -
      Surrenders and terminations                             (2)            -           -           -            -           -
      Rescissions                                             (4)            -           -           -            -           -
      Bonus                                                     3            -           1           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               74            6          32           -            2           5
                                                      --------------------------------------------------------------------------


                                                       USAZ AIM INTERNATIONAL  USAZ ALGER GROWTH FUND   USAZ ALLIANCEBERNSTEIN
                                                            EQUITY FUND                                 GROWTH AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         5            1           -           -           14          18
      Transfers between funds                                   2            -           -         (2)           38           9
      Surrenders and terminations                               -            -           -           -          (3)         (3)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            1           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                7            1           -         (2)           50          24
                                                      --------------------------------------------------------------------------


                                                       USAZ ALLIANCEBERNSTEIN  USAZ MONEY MARKET FUND      USAZ OPPENHEIMER
                                                       LARGE CAP GROWTH FUND                             EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        23            5         687          22           12           -
      Transfers between funds                                  36            5       (172)         193            2           -
      Surrenders and terminations                             (7)            -       (242)       (158)            -           -
      Rescissions                                             (5)            -        (11)           -            -           -
      Bonus                                                     1            -          40           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               48           10         302          57           14           -
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

 TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                         USAZ OPPENHEIMER
                                                       EMERGING TECHNOLOGIES    USAZ PIMCO NFJ SMALL    USAZ PIMCO PEA GROWTH
                                                                FUND               CAP VALUE FUND          AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         8            2          13           -           16           2
      Transfers between funds                                  21           14           8           -           13           8
      Surrenders and terminations                               8          (7)           -           -          (1)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            1           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               37            9          21           -           29          10
                                                      --------------------------------------------------------------------------


                                                           USAZ PIMCO PEA        USAZ PIMCO PEA VALUE       USAZ TEMPLETON
                                                          RENAISSANCE FUND              FUND            DEVELOPED MARKETS FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        35           13          46           6            4           -
      Transfers between funds                                  21           34          20          12            -           -
      Surrenders and terminations                             (5)          (5)         (1)           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     2            -           2           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               53           42          67          18            4           -
                                                      --------------------------------------------------------------------------



                                                          USAZ VAN KAMPEN          USAZ VAN KAMPEN         USAZ VAN KAMPEN
                                                       AGGRESSIVE GROWTH FUND       COMSTOCK FUND        EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                        10            3          15          14           11           7
      Transfers between funds                                  11            6          23           3           15          15
      Surrenders and terminations                             (4)            -         (4)         (2)          (1)         (2)
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     1            -           1           -            1           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                               18            9          35          15           26          20
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

5. CONTRACT TRANSACTIONS- ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

TRANSACTIONS IN UNITS FOR EACH FUND FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 WERE AS FOLLOWS:

                                                       USAZ VAN KAMPEN GLOBAL  USAZ VAN KAMPEN GROWTH   USAZ VAN KAMPEN GROWTH
                                                           FRANCHISE FUND          AND INCOME FUND               FUND
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         2            -          44           4            9          15
      Transfers between funds                                   3            -          31          11            5           -
      Surrenders and terminations                               -            -         (4)           -          (5)           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           3           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                                5            -          74          15            9          15
                                                      --------------------------------------------------------------------------


                                                      VAN KAMPEN LIT EMERGING      VAN KAMPEN LIT       VAN KAMPEN LIT GROWTH
                                                          GROWTH PORTFOLIO      ENTERPRISE PORTFOLIO     AND INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2003         2002        2003        2002         2003        2002
                                                      --------------------------------------------------------------------------
 Contract Transactions
      Purchase payments                                         -            1           -           -            -           -
      Transfers between funds                                 (1)          (4)           -           -          (1)           -
      Surrenders and terminations                             (2)          (1)           -           -            -           -
      Rescissions                                               -            -           -           -            -           -
      Bonus                                                     -            -           -           -            -           -
      Other transactions                                        -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Total Net Contract Transactions                              (3)          (4)           -           -          (1)           -
                                                      --------------------------------------------------------------------------



                                                           TOTAL ALL FUNDS
                                                      -------------------------
                                                            2003          2002
                                                      -------------------------
 Contract Transactions
      Purchase payments                                     2,083          496
      Transfers between funds                                 (1)        (559)
      Surrenders and terminations                         (2,420)      (3,022)
      Rescissions                                            (37)          (2)
      Bonus                                                   103            1
      Other transactions                                      (8)          (9)
                                                      -------------------------
 Total Net Contract Transactions                            (280)      (3,095)
                                                      -------------------------

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


6. CONTRACT OWNERS' EQUITY

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                       AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          28            4   6.4271111           -            -           -
  USAllianz Opportunities - Traditional                         -            -           -           -            -           -
  USAllianz Opportunities - Enhanced                            -            -           -           -            -           -
  Valuemark II                                                  -            -           -         780          156   4.9910634
  Valuemark IV                                                  -            -           -         145           29   4.9725016


                                                       AIM V.I. INTERNATIONAL GROWTH FUND      AIM V.I. PREMIER EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                           1            -    6.210109         145           23   6.2951075
  USAllianz Opportunities - Traditional                         -            -           -           -            -           -
  USAllianz Opportunities - Enhanced                            -            -           -           -            -           -
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


                                                                                             ALGER AMERICAN LEVERAGED ALLCAP
                                                        ALGER AMERICAN GROWTH PORTFOLIO                 PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                           -            -           -           -            -           -
  USAllianz Opportunities - Traditional                         -            -           -           -            -           -
  USAllianz Opportunities - Enhanced                            -            -           -           -            -           -
  Valuemark II                                                444           63   7.0294965         302           47   6.4697451
  Valuemark IV                                                119           17   7.0033538          97           15   6.4456841


                                                          ALGER AMERICAN MIDCAP GROWTH     ALGER AMERICAN SMALL CAPITALIZATION
                                                                   PORTFOLIO                            PORTFOLIO

                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      -------------------------------------------------------------------------- -
Contracts:
  USAllianz Advantage                                          87            9    10.02182           1            -   5.1717337
  USAllianz Opportunities - Traditional                         -            -           -           -            -           -
  USAllianz Opportunities - Enhanced                            -            -           -           -            -           -
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                          DAVIS VA FINANCIAL PORTFOLIO        DAVIS VA REAL ESTATE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          91            7  12.5341873          22            1  18.3039679
  USAllianz Opportunities Traditional                         111           12   9.7384081           -            -           -
  USAllianz Opportunities Enhanced                             30            3   9.6811539           -            -           -
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


                                                                                             DREYFUS IP SMALL CAP STOCK INDEX
                                                            DAVIS VA VALUE PORTFOLIO                    PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         362           36  10.1575911          72            7  10.3147666
  USAllianz Opportunities Traditional                         248           27   9.2312991         230           22  10.2443242
  USAllianz Opportunities Enhanced                            439           47   9.1770264          20            2  10.2101362
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                 20            2  10.1575911           -            -           -

                                                                                                FRANKLIN AGGRESSIVE GROWTH
                                                            DREYFUS STOCK INDEX FUND                 SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         301           29  10.2869358           2            -   5.1863723
  USAllianz Opportunities Traditional                         535           52  10.2166835           -            -           -
  USAllianz Opportunities Enhanced                            438           43  10.1825877           -            -           -
  Valuemark II                                                955           93  10.3460671         155           30   5.2416018
  Valuemark IV                                                308           30  10.3305169          11            2   5.2242849

                                                         FRANKLIN GLOBAL COMMUNICATIONS         FRANKLIN GROWTH AND INCOME
                                                                SECURITIES FUND                      SECURITIES FUND
                                                       --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          43            3  16.0076469         433           15  29.6694508
  USAllianz Opportunities Traditional                          27            2  15.0547518         170            6  28.0287883
  USAllianz Opportunities Enhanced                             20            1  14.6163354          46            2  27.1161663
  Valuemark II                                             12,082          738  16.3835212      37,966        1,247  30.4363413
  Valuemark IV                                                477           29  16.1798343       1,858           62  30.0297344


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                           FRANKLIN HIGH INCOME FUND         FRANKLIN INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         546           26  20.7746885       1,734           49   35.654123
  USAllianz Opportunities Traditional                       1,166           60   19.556377         198            6  33.5632214
  USAllianz Opportunities Enhanced                            213           11   18.986867          61            2  32.5858109
  Valuemark II                                              7,927          372  21.3186826      30,821          841  36.6065812
  Valuemark IV                                                759           36  21.0338809       1,327           37  36.1175444


                                                           FRANKLIN LARGE CAP GROWTH
                                                                SECURITIES FUND                 FRANKLIN MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         106            6    17.23463           -            -           -
  USAllianz Opportunities Traditional                         146            9  16.7009523           -            -           -
  USAllianz Opportunities Enhanced                            151            9  16.4466463           -            -           -
  Valuemark II                                              9,696          552  17.5760501       7,741          491  15.7557646
  Valuemark IV                                              1,191           68  17.4551136         158           10  15.5476356


                                                                                                FRANKLIN RISING DIVIDENDS
                                                           FRANKLIN REAL ESTATE FUND                 SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         417           11  39.1584513       1,789           61  29.5325263
  USAllianz Opportunities Traditional                         223            6  36.8564925         524           19  28.2549436
  USAllianz Opportunities Enhanced                            193            5  35.7831778         264           10  27.5879935
  Valuemark II                                              8,531          212  40.1620466      27,509          907  30.2755226
  Valuemark IV                                                149            4  39.6255115       1,825           61  29.9523509


                                                                                           FRANKLIN SMALL CAP VALUE SECURITIES
                                                            FRANKLIN SMALL CAP FUND                        FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         363           19  18.7601292         156           13   12.379124
  USAllianz Opportunities Traditional                         100            5  18.2054902          34            3  12.0945782
  USAllianz Opportunities Enhanced                             74            4  17.9103044          61            5  11.9581557
  Valuemark II                                              8,271          433  19.1379161       1,041           82  12.6032252
  Valuemark IV                                                872           46  18.9977046         573           46  12.5390573


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                         FRANKLIN U.S. GOVERNMENT FUND        FRANKLIN ZERO COUPON FUND 2005
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                       1,729           74  23.2160441         162            5  29.8191221
  USAllianz Opportunities Traditional                         315           14  21.9168781         512           18  28.0661827
  USAllianz Opportunities Enhanced                            371           17  21.2162943          40            1   27.248855
  Valuemark II                                             27,197        1,143  23.8301109       4,221          141  30.2183273
  Valuemark IV                                              2,357          100  23.5137873         112            4  29.8214753


                                                                                                J.P. MORGAN INTERNATIONAL
                                                         FRANKLIN ZERO COUPON FUND 2010          OPPORTUNITIES PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         682           19  35.1722722           8            1   7.3892041
  USAllianz Opportunities Traditional                         164            5   33.104644           -            -           -
  USAllianz Opportunities Enhanced                             25            1  32.1405878           -            -           -
  Valuemark II                                              3,575          101   35.643143           -            -           -
  Valuemark IV                                                181            5   35.170012           -            -           -

                                                        J.P. MORGAN U.S. LARGE CAP CORE
                                                                     EQUITY                   JENNISON 20/20 FOCUS PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          12            2   7.5447464         154           15  10.3912508
  USAllianz Opportunities Traditional                           -            -           -          97            9   10.320286
  USAllianz Opportunities Enhanced                              -            -           -          67            7  10.2858445
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -

                                                        MUTUAL DISCOVERY SECURITIES FUND      MUTUAL SHARES SECURITIES FUND
                                                      -------------------------------------------------------------------------- --
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      -------------------------------------------------------------------------- --
Contracts:
  USAllianz Advantage                                          67            4  16.5807417         316           19  16.6632313
  USAllianz Opportunities Traditional                         191           12  16.1508591         471           29  16.1697849
  USAllianz Opportunities Enhanced                            323           20  15.9214981         308           19  15.9401553
  Valuemark II                                              6,347          376  16.8752197      11,962          707  16.9330114
  Valuemark IV                                                808           48  16.7671248       1,930          115  16.8245463

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                         OPPENHEIMER GLOBAL SECURITIES
                                                                    FUND/VA                  OPPENHEIMER HIGH INCOME FUND/VA
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         306           31   9.7134964         392           35  11.2337366
  USAllianz Opportunities Traditional                         334           37   9.2531546       1,413          128  11.0005504
  USAllianz Opportunities Enhanced                            188           20   9.1987535          75            7   10.935876
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                 41            4   9.7134964           6            1  11.2337365


                                                        OPPENHEIMER MAIN STREET FUND/VA       PIMCO VIT HIGH YIELD PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         493           60   8.3198758         530           47  11.2657073
  USAllianz Opportunities Traditional                         512           59   8.6073484         225           20  11.4129746
  USAllianz Opportunities Enhanced                            235           27   8.5567441         105            9  11.3458753
  Valuemark II                                                  -            -           -         251           22  11.6086275
  Valuemark IV                                                  -            -           -           -            -           -


                                                                                             PIMCO VIT STOCKSPLUS GROWTH AND
                                                        PIMCO VIT REAL RETURN PORTFOLIO              INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          15            1  10.5098115         135           16   8.3316971
  USAllianz Opportunities Traditional                         334           32  10.4809249          10            1   8.6246275
  USAllianz Opportunities Enhanced                            258           25  10.4668621           3            -   8.5739215
  Valuemark II                                                  -            -           -         237           28    8.691408
  Valuemark IV                                                  -            -           -           -            -           -


                                                                                             SP JENNISON INTERNATIONAL GROWTH
                                                        PIMCO VIT TOTAL RETURN PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                       1,301          103   12.665908          17            3   5.5815671
  USAllianz Opportunities Traditional                         837           71  11.7296209          63           12    5.512275
  USAllianz Opportunities Enhanced                            769           66  11.6606599          22            4   5.4787862
  Valuemark II                                              2,014          170  11.9159723          19            3   5.5968929
  Valuemark IV                                                 44            3   12.665908           7            1   5.5815671


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                         SP STRATEGIC PARTNERS FOCUSED
                                                                GROWTH PORTFOLIO           SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                           4            1   5.9848177           7            1   5.3240905
  USAllianz Opportunities Traditional                          43            7   5.9105195           -            -           -
  USAllianz Opportunities Enhanced                             10            2   5.8746112           -            -           -
  Valuemark II                                                108           18   6.0012508           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


                                                       SELIGMAN SMALL-CAP VALUE PORTFOLIO     TEMPLETON ASSET STRATEGY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         185            9  20.4753942           -            -           -
  USAllianz Opportunities Traditional                         411           29  14.6683595           -            -           -
  USAllianz Opportunities Enhanced                            267           18   14.582121           -            -           -
  Valuemark II                                                  -            -           -         820           54  15.4103992
  Valuemark IV                                                  9            -  20.4753943          35            2  15.2900296


                                                          TEMPLETON DEVELOPING MARKETS
                                                                SECURITIES FUND             TEMPLETON FOREIGN SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          31            3  11.2488924         269           15  18.4404162
  USAllianz Opportunities Traditional                         257           24  10.8468422          44            3  17.5245341
  USAllianz Opportunities Enhanced                              9            1  10.6361744         110            6  17.1111535
  Valuemark II                                              2,711          235  11.4846379      16,949          898  18.8586057
  Valuemark IV                                                223           20  11.3837542         272           15  18.6573022


                                                       TEMPLETON GLOBAL INCOME SECURITIES
                                                                      FUND                   TEMPLETON GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                           -            -           -         276           14  19.6437393
  USAllianz Opportunities Traditional                           -            -           -          88            5  18.9066181
  USAllianz Opportunities Enhanced                              -            -           -          10            1  18.5394132
  Valuemark II                                              3,923          157   25.073799      12,905          642  20.0833259
  Valuemark IV                                                203            8  24.7388317       1,302           65  19.9069093


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                           USAZ AIM BASIC VALUE FUND             USAZ AIM BLUE CHIP FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          74            7   9.9084935           4            -   9.8177435
  USAllianz Opportunities Traditional                         460           47   9.8408257         154           16   9.7506955
  USAllianz Opportunities Enhanced                            242           25   9.8079842         155           16   9.7181548
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                  4            -   9.9084935           -            -           -


                                                        USAZ AIM DENT DEMOGRAPHIC TRENDS
                                                                      FUND                  USAZ AIM INTERNATIONAL EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          50            5  10.1442135          15            1  10.1197411
  USAllianz Opportunities Traditional                          11            1  10.0749358          43            5  10.0506306
  USAllianz Opportunities Enhanced                              5            1  10.0413131          24            2  10.0170889
  Valuemark II                                                  -            -           -           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


                                                       USAZ ALLIANCEBERNSTEIN GROWTH AND     USAZ ALLIANCEBERNSTEIN LARGE CAP
                                                                  INCOME FUND                          GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         208           21   9.9457869          50            6   8.7956463
  USAllianz Opportunities Traditional                         115           12   9.8580212         143           16   8.7180299
  USAllianz Opportunities Enhanced                            114           12   9.8154893         156           18   8.6804164
  Valuemark II                                                514           51   9.9651557         296           34   8.8127752
  Valuemark IV                                                 29            3   9.9457869          12            1   8.7956463


                                                                                             USAZ OPPENHEIMER EMERGING GROWTH
                                                             USAZ MONEY MARKET FUND                        FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         874           84  10.3732319          74            5   12.785951
  USAllianz Opportunities Traditional                       2,909          296   9.8496771          75            6  12.6986322
  USAllianz Opportunities Enhanced                            168           17   9.7917687          35            3  12.6562534
  Valuemark II                                                934           93   9.9956546           -            -           -
  Valuemark IV                                                 12            1  10.3732319           -            -           -

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                           USAZ OPPENHEIMER EMERGING
                                                               TECHNOLOGIES FUND           USAZ PIMCO NFJ SMALL CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          15            2   8.7147308          75            6  12.7099708
  USAllianz Opportunities Traditional                         176           20   8.6378285         143           11   12.675037
  USAllianz Opportunities Enhanced                             53            6    8.600561          44            4  12.6580303
  Valuemark II                                                212           25   8.7317022           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


                                                        USAZ PIMCO PEA GROWTH AND INCOME
                                                                      FUND                   USAZ PIMCO PEA RENAISSANCE FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          49            5  10.0494255         385           30  12.6844548
  USAllianz Opportunities Traditional                         156           16   9.9607453         294           23   12.572522
  USAllianz Opportunities Enhanced                             68            7   9.9177702         201           16  12.5182785
  Valuemark II                                                144           14  10.0689961         611           49   12.709157
  Valuemark IV                                                  1            -  10.0494255           6            -  12.6844548


                                                                                             USAZ TEMPLETON DEVELOPED MARKETS
                                                           USAZ PIMCO PEA VALUE FUND                       FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         244           21  11.5754699          15            1  11.4318098
  USAllianz Opportunities Traditional                         378           34  11.4733233          35            3  11.3309308
  USAllianz Opportunities Enhanced                            108            9  11.4238222           -            -           -
  Valuemark II                                                260           22  11.5980124           -            -           -
  Valuemark IV                                                 20            2  11.5754699           -            -           -


                                                       USAZ VAN KAMPEN AGGRESSIVE GROWTH
                                                                      FUND                    USAZ VAN KAMPEN COMSTOCK FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                          72           10   7.2457797         185           19   9.4853068
  USAllianz Opportunities Traditional                          87           12   7.1668491          86            9   9.3819802
  USAllianz Opportunities Enhanced                             29            4   7.1286581         118           13   9.3319852
  Valuemark II                                                 45            6    7.263221         215           23   9.5081388
  Valuemark IV                                                  -            -           -          16            2   9.4853068


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

6. CONTRACT OWNERS' EQUITY (CONTINUED)

A SUMMARY BY PRODUCT AND FUND OF NET ASSETS (THOUSANDS), UNITS OUTSTANDING (THOUSANDS), AND UNIT VALUES, AT DECEMBER 31, 2003 IS AS FOLLOWS:

                                                                                             USAZ VAN KAMPEN GLOBAL FRANCHISE
                                                      USAZ VAN KAMPEN EMERGING GROWTH FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
Contracts:
  USAllianz Advantage                                         166           22   7.5917321           8            1  12.2668057
  USAllianz Opportunities Traditional                         105           14   7.5090328          27            2  12.2330899
  USAllianz Opportunities Enhanced                             12            2   7.4690186          23            2  12.2166762
  Valuemark II                                                 76           10   7.6100061           -            -           -
  Valuemark IV                                                 24            3   7.5917321           -            -           -


                                                       USAZ VAN KAMPEN GROWTH AND INCOME
                                                                      FUND                     USAZ VAN KAMPEN GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                      -------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
                                                      -------------------------------------
Contracts:
  USAllianz Advantage                                          82            8  10.1949342         115           14   8.9851513
  USAllianz Opportunities Traditional                         226           22  10.0838774          74            8    8.887273
  USAllianz Opportunities Enhanced                            374           37  10.0301422          30            3   8.8399142
  Valuemark II                                                256           25  10.2194744          21            2   9.0067794
  Valuemark IV                                                  6            1  10.1949342           -            -           -


                                                         VAN KAMPEN LIT EMERGING GROWTH      VAN KAMPEN LIT GROWTH AND INCOME
                                                                   PORTFOLIO                            PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                      -------------------------------------
                                                      NET ASSETS     UNITS         AUV     NET ASSETS     UNITS         AUV
                                                                  OUTSTANDING                          OUTSTANDING
                                                      --------------------------------------------------------------------------
                                                      -------------------------------------
Contracts:
  USAllianz Advantage                                           7            1   6.8210078          10            1   11.869585
  USAllianz Opportunities Traditional                           -            -           -           -            -           -
  USAllianz Opportunities Enhanced                              -            -           -           -            -           -
  Valuemark II                                                  9            1   6.8374267           -            -           -
  Valuemark IV                                                  -            -           -           -            -           -


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
   2003                                                4  $6.43 to  $6.43        28       0.00% 1.49% to  1.49%  27.60% to  27.60%
   2002                                                6  $5.04 to  $5.04        28       0.00% 1.49% to  1.49% -25.47% to  -25.47%
   2001                                                4  $6.76 to  $6.76        29       0.00% 1.49% to  1.49% -26.63% to  -26.63%
AIM V.I. Growth Fund
   2003                                              185  $4.97 to  $4.99       925       0.00% 1.40% to  1.49%  29.30% to  29.41%
   2002                                              219  $3.85 to  $3.86       847       0.00% 1.40% to  1.49% -31.99% to  -31.93%
   2001                                              290  $5.65 to  $5.67     1,644       0.19% 1.40% to  1.49% -34.87% to  -34.81%
AIM V.I. International Growth Fund
   2003                                                0  $6.21 to  $6.21         1       0.00% 1.49% to  1.49%  27.15% to  27.15%
   2002                                                0  $4.88 to  $4.88         1       0.00% 1.49% to  1.49% -16.92% to  -16.92%
   2001                                                0  $5.88 to  $5.88         1       0.00% 1.49% to  1.49% -25.59% to  -25.59%
AIM V.I. Premier Equity Fund
   2003                                               23  $6.30 to  $6.30       145       0.00% 1.49% to  1.49%  23.23% to  23.23%
   2002                                               23  $5.11 to  $5.11       118       0.00% 1.49% to  1.49% -31.29% to  -31.29%
   2001                                                9  $7.43 to  $7.43        67       0.00% 1.49% to  1.49% -16.50% to  -16.50%
Alger American Growth Portfolio
   2003                                               80  $7.00 to  $7.03       563       0.00% 1.40% to  1.49%  33.16% to  33.28%
   2002                                               92  $5.26 to  $5.27       488       0.00% 1.40% to  1.49% -33.98% to  -33.92%
   2001                                              121  $7.97 to  $7.98       967       0.26% 1.40% to  1.49% -13.13% to  -13.05%
Alger American Leveraged AllCap Portfolio
   2003                                               62  $6.45 to  $6.47       399       0.00% 1.40% to  1.49%  32.73% to  32.85%
   2002                                               77  $4.86 to  $4.87       370       0.00% 1.40% to  1.49% -34.89% to  -34.83%
   2001                                               97  $7.46 to  $7.47       725       0.00% 1.40% to  1.49% -17.18% to  -17.10%
Alger American MidCap Growth Portfolio
   2003                                                9 $10.02 to $10.02        87       0.00% 1.49% to  1.49%  45.61% to  45.61%
   2002                                                9  $6.88 to  $6.88        60       0.00% 1.49% to  1.49% -30.58% to  -30.58%
   2001                                                3  $9.92 to  $9.92        35       0.00% 1.49% to  1.49%  -7.52% to  -7.52%
Alger American Small Capitalization Portfolio
   2003                                                0  $5.17 to  $5.17         1       0.00% 1.49% to  1.49%  40.24% to  40.24%
   2002                                                0  $3.69 to  $3.69         1       0.00% 1.49% to  1.49% -27.31% to  -27.31%
   2001                                                0  $5.07 to  $5.07         1       0.00% 1.49% to  1.49% -25.75% to  -25.75%
Davis VA Financial Portfolio
   2003                                               22  $9.68 to $12.53       232       0.92% 1.49% to  2.10%  29.41% to  30.20%
   2002                                                7  $7.48 to  $9.63        67       0.00% 1.49% to  2.10% -18.57% to  -18.07%
   2001                                                1 $11.75 to $11.75        17       0.00% 1.49% to  1.49%  -7.34% to  -7.34%


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
Davis VA Real Estate Portfolio
   2003                                                1 $18.30 to $18.30        22       5.30% 1.49% to  1.49%  34.77% to  34.77%
   2002                                                1 $13.58 to $13.58        17       6.25% 1.49% to  1.49%   4.33% to   4.33%
   2001                                                1 $13.02 to $13.02        16       0.00% 1.49% to  1.49%   6.49% to   6.49%
Davis VA Value Portfolio
   2003                                              112  $9.18 to $10.16     1,069       1.38% 1.49% to  2.10%  27.06% to  27.84%
   2002                                               35  $7.22 to  $7.95       283       0.78% 1.49% to  2.10% -18.00% to  -17.50%
   2001                                               27  $9.63 to  $9.63       256       2.00% 1.49% to  1.49% -10.83% to  -10.83%
Dreyfus IP Small Cap Stock Index Portfolio
   2003                                               31 $10.21 to $10.31       322       1.19% 1.49% to  2.10%  34.92% to  35.74%
   20023                                               1  $7.57 to  $7.60         5       0.00% 1.49% to  2.10% -24.32% to  -24.01%
Dreyfus Stock Index Fund
   2003                                              247 $10.18 to $10.35     2,537       1.46% 1.40% to  2.10%  25.39% to  26.58%
   20023                                               7  $8.12 to  $8.17        59       0.00% 1.49% to  2.10% -19.49% to  -19.04%
Franklin Aggressive Growth Securities Fund
   2003                                               32  $5.19 to  $5.24       168       0.00% 1.40% to  1.49%  43.33% to  44.12%
   2002                                               34  $3.62 to  $3.64       125       0.00% 1.40% to  1.49% -36.68% to  -36.56%
   2001                                               47  $5.71 to  $5.73       270       0.00% 1.40% to  1.49% -23.95% to  -23.76%
Franklin Global Communications Securities
Fund
   2003                                              773 $14.62 to $16.38    12,649       0.92% 1.40% to  2.10%  37.52% to  38.51%
   2002                                              919 $10.63 to $11.83    10,875       0.95% 1.40% to  2.10% -34.91% to  -34.21%
   2001                                            1,249 $17.66 to $17.98    22,421       0.08% 1.40% to  1.49% -30.45% to  -30.23%
Franklin Growth and Income Securities Fund
   2003                                            1,332 $27.12 to $30.44    40,473       3.23% 1.40% to  2.10%  23.08% to  24.31%
   2002                                            1,549 $22.03 to $24.48    38,080       3.09% 1.40% to  2.10% -17.47% to  -16.70%
   2001                                            1,862 $28.85 to $29.39    54,683       0.32% 1.40% to  1.49%  -3.73% to  -3.39%
Franklin High Income Fund
   2003                                              505 $18.99 to $21.32    10,611       8.91% 1.40% to  2.10%  28.45% to  29.67%
   2002                                              518 $14.78 to $16.44     8,506      16.16% 1.40% to  2.10% -11.83% to  -10.81%
   2001                                              640 $18.12 to $18.43    11,790      17.55% 1.40% to  1.49%   2.63% to   2.81%
Franklin Income Securities Fund
   2003                                              935 $32.59 to $36.61    34,141       5.24% 1.40% to  2.10%  28.98% to  30.26%
   2002                                            1,030 $25.26 to $28.10    29,101       9.70% 1.40% to  2.10%  -2.67% to  -1.76%
   2001                                            1,240 $28.06 to $28.60    35,416       7.29% 1.40% to  1.49%  -0.74% to  -0.43%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund
   2003                                              644 $16.45 to $17.58    11,290       0.73% 1.40% to  2.10%  24.31% to  25.37%
   2002                                              779 $13.23 to $14.02    10,937       0.84% 1.40% to  2.10% -24.78% to  -24.01%
   2001                                            1,046 $18.21 to $18.45    19,275       0.58% 1.40% to  1.49% -12.74% to  -12.50%
Franklin Money Market Fund
   2003                                              501 $15.55 to $15.76     7,899       0.53% 1.40% to  1.49%  -0.96% to  -0.87%
   2002                                              674 $15.70 to $15.89    10,708       1.36% 1.40% to  1.49%  -0.17% to  -0.08%
   2001                                            1,060 $15.73 to $15.91    16,863       4.11% 1.40% to  1.49%   2.36% to   2.46%
Franklin Real Estate Fund
   2003                                              238 $35.78 to $40.16     9,513       2.58% 1.40% to  2.10%  32.93% to  34.19%
   2002                                              260 $26.92 to $29.93     7,806       2.88% 1.40% to  2.10%  -0.05% to   0.82%
   2001                                              288 $29.12 to $29.68     8,554       4.27% 1.40% to  1.49%   6.28% to   6.67%
Franklin Rising Dividends Securities Fund
   2003                                            1,058 $27.59 to $30.28    31,911       0.97% 1.40% to  2.10%  22.00% to  23.14%
   2002                                            1,176 $22.61 to $24.59    28,912       1.33% 1.40% to  2.10%  -3.63% to  -2.69%
   2001                                            1,338 $24.81 to $25.27    33,771       0.09% 1.40% to  1.49%  11.88% to  12.31%
Franklin Small Cap Fund
   2003                                              507 $17.91 to $19.14     9,680       0.00% 1.40% to  2.10%  34.39% to  35.69%
   2002                                              605 $13.33 to $14.10     8,546       0.47% 1.40% to  2.10% -30.16% to  -29.51%
   2001                                              673 $19.75 to $20.01    13,456       0.53% 1.40% to  1.49% -16.51% to  -16.20%
Franklin Small Cap Value Securities Fund
   2003                                              149 $11.96 to $12.60     1,865       0.28% 1.40% to  2.10%  29.38% to  30.63%
   2002                                              145  $9.24 to  $9.65     1,395       0.45% 1.40% to  2.10% -11.15% to  -10.32%
   2001                                              148 $10.64 to $10.76     1,587       0.50% 1.40% to  1.49%  12.10% to  12.61%
Franklin U.S. Government Fund
   2003                                            1,348 $21.22 to $23.83    31,969       5.16% 1.40% to  2.10%   0.09% to   1.01%
   2002                                            1,589 $21.20 to $23.59    37,459       5.92% 1.40% to  2.10%   7.49% to   8.55%
   2001                                            1,769 $21.32 to $21.73    38,406       7.33% 1.40% to  1.49%   5.77% to   6.11%
Franklin Zero Coupon Fund 2005
   2003                                              169 $27.25 to $30.22     5,047       4.87% 1.40% to  2.10%  -0.11% to   0.60%
   2002                                              184 $27.28 to $30.04     5,559       6.07% 1.40% to  2.10%   7.82% to   8.57%
   2001                                              196 $27.35 to $27.67     5,403       6.63% 1.40% to  1.49%   7.31% to   7.41%
Franklin Zero Coupon Fund 2010
   2003                                              131 $32.14 to $35.64     4,627       3.70% 1.40% to  2.10%   1.44% to   2.15%
   2002                                              131 $31.68 to $34.89     4,554       5.64% 1.40% to  2.10%  17.61% to  18.43%
   2001                                              137 $29.12 to $29.46     4,020       7.44% 1.40% to  1.49%   4.05% to   4.15%


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
J.P. Morgan International Opportunities
Portfolio
   2003                                                1  $7.39 to  $7.39         8       0.00% 1.49% to  1.49%  30.48% to  30.48%
   2002                                                1  $5.66 to  $5.66         6       0.00% 1.49% to  1.49% -19.52% to  -19.52%
   2001                                                1  $7.04 to  $7.04         7       0.00% 1.49% to  1.49% -19.91% to  -19.91%
J.P. Morgan U.S. Large Cap Core Equity
   2003                                                2  $7.54 to  $7.54        12       0.00% 1.49% to  1.49%  26.24% to  26.24%
   2002                                                2  $5.98 to  $5.98        10       0.00% 1.49% to  1.49% -25.74% to  -25.74%
   2001                                                2  $8.05 to  $8.05        13       0.00% 1.49% to  1.49% -15.40% to  -15.40%
Jennison 20/20 Focus Portfolio
   2003                                               31 $10.29 to $10.39       318       0.00% 1.49% to  2.10%  26.12% to  26.89%
   20023                                               1  $8.16 to  $8.19         4       0.00% 1.49% to  2.10% -18.93% to  -18.60%
Mutual Discovery Securities Fund
   2003                                              460 $15.92 to $16.88     7,736       1.83% 1.40% to  2.10%  26.31% to  27.40%
   2002                                              532 $12.61 to $13.25     7,070       1.59% 1.40% to  2.10% -11.28% to  -10.32%
   2001                                              644 $14.62 to $14.77     9,514       2.12% 1.40% to  1.49%  -1.26% to  -1.01%
Mutual Shares Securities Fund
   2003                                              889 $15.94 to $16.93    14,987       1.17% 1.40% to  2.10%  22.55% to  23.74%
   2002                                            1,081 $13.01 to $13.68    14,809       0.96% 1.40% to  2.10% -13.64% to  -12.79%
   2001                                            1,371 $15.55 to $15.69    21,507       2.00% 1.40% to  1.49%   5.45% to   5.81%
Oppenheimer Global Securities Fund/VA
   2003                                               92  $9.20 to  $9.71       869       0.52% 1.49% to  2.10%  40.05% to  40.90%
   2002                                               25  $6.57 to  $6.89       174       0.00% 1.49% to  2.10% -23.75% to  -23.29%
   2001                                                6  $8.99 to  $8.99        52       0.00% 1.49% to  1.49% -13.52% to  -13.52%
Oppenheimer High Income Fund/VA
   2003                                              171 $10.94 to $11.23     1,886       3.62% 1.49% to  2.10%  21.38% to  22.12%
   2002                                               30  $9.01 to  $9.20       270       0.93% 1.49% to  2.10%  -4.42% to  -3.84%
   2001                                                1  $9.57 to  $9.57         7       0.00% 1.49% to  1.49%  -5.18% to  -5.18%
Oppenheimer Main Street Fund/VA
   2003                                              146  $8.32 to  $8.61     1,240       0.74% 1.49% to  2.10%  24.08% to  24.84%
   2002                                               50  $6.66 to  $6.92       336       0.39% 1.49% to  2.10% -20.48% to  -20.00%
   2001                                               16  $8.33 to  $8.33       129       0.00% 1.49% to  1.49% -12.76% to  -12.76%
PIMCO VIT High Yield Portfolio
   2003                                               98 $11.27 to $11.61     1,111       7.21% 1.40% to  2.10%  20.35% to  21.20%
   2002                                               45  $9.30 to  $9.58       427       8.50% 1.40% to  2.10%  -3.27% to  -2.59%
   2001                                                5  $9.56 to  $9.83        50      16.67% 1.40% to  1.49%  -1.76% to  -1.68%


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
   2003(4)                                            58 $10.47 to $10.51       607       0.72% 1.49% to  2.10%   4.30% to   4.73%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2003                                               45  $8.33 to  $8.69       385       2.57% 1.40% to  2.10%  27.67% to  28.57%
   2002                                               19  $6.49 to  $6.76       127       2.67% 1.40% to  2.10% -21.88% to  -21.33%
   2001                                                6  $8.25 to  $8.59        50      14.29% 1.40% to  1.49% -14.14% to  -14.07%
PIMCO VIT Total Return Portfolio
   2003                                              413 $11.66 to $12.67     4,965       2.80% 1.40% to  2.10%   2.86% to   3.58%
   2002                                              249 $11.34 to $12.24     2,923       4.08% 1.40% to  2.10%   6.81% to   7.56%
   2001                                               22 $10.70 to $11.39       232       3.70% 1.40% to  1.49%   6.86% to   6.95%
Seligman Global Technology Portfolio
   2003                                                1  $5.32 to  $5.32         7       0.00% 1.49% to  1.49%  34.10% to  34.10%
   2002                                                1  $3.97 to  $3.97         5       0.00% 1.49% to  1.49% -32.65% to  -32.65%
   2001                                                2  $5.89 to  $5.89        12       0.00% 1.49% to  1.49% -29.31% to  -29.31%
Seligman Small-Cap Value Portfolio
   2003                                               56 $14.58 to $20.48       872       0.00% 1.49% to  2.10%  46.83% to  47.72%
   2002                                                8  $9.93 to $13.86       115       0.00% 1.49% to  2.10% -17.13% to  -16.62%
   2001                                                1 $16.62 to $16.62        14       0.00% 1.49% to  1.49%  19.88% to  19.88%
SP Jennison International Growth Portfolio
   2003                                               23  $5.48 to  $5.60       128       0.00% 1.40% to  2.10%  36.25% to  37.21%
   2002                                                3  $4.02 to  $4.08        12       0.00% 1.40% to  2.10% -24.44% to  -23.91%
   2001                                                0  $5.36 to  $5.36         2       0.00% 1.40% to  1.49% -36.88% to  -36.82%
SP Strategic Partners Focused Growth
Portfolio
   2003                                               28  $5.87 to  $6.00       165       0.00% 1.40% to  2.10%  22.84% to  23.71%
   2002                                               36  $4.78 to  $4.85       171       0.00% 1.40% to  2.10% -27.07% to  -26.56%
   2001                                               32  $6.60 to  $6.61       211       0.00% 1.40% to  1.49% -16.98% to  -16.90%
Templeton Asset Strategy Fund
   2003                                               56 $15.29 to $15.41       855       2.85% 1.40% to  1.49%  30.00% to  30.47%
   2002                                               72 $11.61 to $11.81       857       2.03% 1.40% to  1.49%  -5.80% to  -5.50%
   2001                                              104 $12.32 to $12.50     1,298       1.54% 1.40% to  1.49% -11.28% to  -10.98%
Templeton Developing Markets Securities Fund
   2003                                              283 $10.64 to $11.48     3,231       1.29% 1.40% to  2.10%  49.81% to  51.60%
   2002                                              276  $7.10 to  $7.58     2,090       1.64% 1.40% to  2.10%  -2.22% to  -1.35%
   2001                                              345  $7.59 to  $7.68     2,650       1.07% 1.40% to  1.49%  -9.45% to  -9.36%

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
Templeton Foreign Securities Fund
   2003                                              937 $17.11 to $18.86    17,644       1.88% 1.40% to  2.10%  29.46% to  30.71%
   2002                                            1,088 $13.22 to $14.43    15,699       1.83% 1.40% to  2.10% -20.25% to  -19.54%
   2001                                            1,321 $17.64 to $17.93    23,683       3.27% 1.40% to  1.49% -17.24% to  -16.93%
Templeton Global Income Securities Fund
   2003                                              165 $24.74 to $25.07     4,126       7.83% 1.40% to  1.49%  20.90% to  21.01%
   2002                                              202 $20.25 to $20.72     4,186       1.16% 1.40% to  1.49%  19.36% to  19.75%
   2001                                              267 $16.97 to $17.30     4,619       3.78% 1.40% to  1.49%   0.72% to   1.11%
Templeton Growth Securities Fund
   2003                                              727 $18.54 to $20.08    14,581       1.67% 1.40% to  2.10%  29.39% to  30.78%
   2002                                              883 $14.33 to $15.36    13,573       2.43% 1.40% to  2.10% -20.18% to  -19.46%
   2001                                            1,122 $18.79 to $19.07    21,373       2.15% 1.40% to  1.49%  -2.78% to  -2.37%
USAZ AIM Basic Value Fund
   2003                                               79  $9.81 to  $9.91       780       0.00% 1.49% to  2.10%  30.26% to  31.06%
   20023                                               5  $7.53 to  $7.56        43       0.00% 1.49% to  2.10% -24.70% to  -24.39%
USAZ AIM Blue Chip Fund
   2003                                               32  $9.72 to  $9.82       313       0.00% 1.49% to  2.10%  21.80% to  22.55%
   2002(3)                                               0  $7.98 to  $8.01       1       0.00% 1.49% to  2.10% -20.21% to  -19.88%
USAZ AIM Dent Demographic Trends Fund
   2003                                                7 $10.04 to $10.14        66       0.00% 1.49% to  2.10%  33.65% to  34.46%
   2002(3)                                               5  $7.51 to  $7.54      41       0.00% 1.49% to  2.10% -24.86% to  -24.56%
USAZ AIM International Equity Fund
   2003                                                8 $10.02 to $10.12        82       0.00% 1.49% to  2.10%  24.50% to  25.26%
   2002(3)                                               1  $8.05 to  $8.08       7       0.00% 1.49% to  2.10% -19.54% to  -19.21%
USAZ AllianceBernstein Growth and Income Fund
   2003                                               99  $9.82 to  $9.97       980       0.84% 1.40% to  2.10%  26.74% to  27.63%
   2002                                               49  $7.74 to  $7.81       385       0.87% 1.40% to  2.10% -25.75% to  -25.23%
   2001(2)                                              25 $10.44 to $10.44     260       0.00% 1.40% to  1.49%   4.43% to   4.44%
USAZ AllianceBernstein Large Cap Growth Fund
   2003                                               75  $8.68 to  $8.81       657       0.00% 1.40% to  2.10%  21.66% to  22.52%
   2002                                               27  $7.13 to  $7.19       190       0.00% 1.40% to  2.10% -32.14% to  -31.67%
   2001(2)                                              16 $10.52 to $10.53     171       0.00% 1.40% to  1.49%   5.26% to   5.27%
USAZ Money Market Fund
   2003                                              491  $9.79 to $10.37     4,897       0.32% 1.40% to  2.10%  -1.74% to  -1.05%
   2002                                              189  $9.97 to $10.49     1,938       0.84% 1.40% to  2.10%  -1.25% to  -0.56%
   2001                                              132 $10.16 to $10.56     1,372       2.44% 1.40% to  1.49%   1.50% to   1.59%


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003

7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund
   2003                                               14 $12.66 to $12.79       184       0.00% 1.49% to  2.10%  58.66% to  59.64%
USAZ Oppenheimer Emerging Technologies Fund
   2003                                               53  $8.60 to  $8.73       456       0.00% 1.40% to  2.10%  39.01% to  39.98%
   2002                                               16  $6.19 to  $6.24        94       0.00% 1.40% to  2.10% -42.36% to  -41.95%
   20012                                               6 $10.74 to $10.75        67       0.00% 1.40% to  1.49%   7.45% to   7.47%
USAZ PIMCO NFJ Small Cap Value Fund
   20034                                              21 $12.66 to $12.71       262       0.88% 1.49% to  2.10%  26.59% to  27.10%
USAZ PIMCO PEA Growth and Income Fund
   2003                                               42  $9.92 to $10.07       418       1.56% 1.40% to  2.10%  23.27% to  24.14%
   2002                                               13  $8.05 to  $8.11       108       1.45% 1.40% to  2.10% -20.57% to  -20.01%
   20012                                               4 $10.14 to $10.14        39       0.00% 1.40% to  1.49%   1.40% to   1.41%
USAZ PIMCO PEA Renaissance Fund
   2003                                              118 $12.52 to $12.71     1,497       0.00% 1.40% to  2.10%  55.36% to  56.46%
   2002                                               65  $8.06 to  $8.12       534       0.00% 1.40% to  2.10% -26.64% to  -26.12%
   20012                                              24 $10.99 to $11.00       260       0.00% 1.40% to  1.49%   9.95% to   9.97%
USAZ PIMCO PEA Value Fund
   2003                                               88 $11.42 to $11.60     1,010       0.89% 1.40% to  2.10%  42.19% to  43.19%
   2002                                               21  $8.03 to  $8.10       166       0.85% 1.40% to  2.10% -26.46% to  -25.95%
   20012                                               3 $10.94 to $10.94        28       0.00% 1.40% to  1.49%   9.38% to   9.39%
USAZ Templeton Developed Markets Fund
   2003                                                4 $11.33 to $11.43        50       0.00% 1.49% to  1.90%  31.26% to  31.80%
   2002                                                0  $8.61 to  $8.68         2       0.00% 1.40% to  2.10% -15.69% to  -15.10%
   20012                                               0 $10.23 to $10.23         0       0.00% 1.40% to  1.49%   2.27% to   2.28%
USAZ Van Kampen Aggressive Growth Fund
   2003                                               32  $7.13 to  $7.26       233       0.00% 1.40% to  2.10%  34.73% to  35.68%
   2002                                               14  $5.29 to  $5.35        76       0.00% 1.40% to  2.10% -33.75% to  -33.29%
   20011                                               6  $8.02 to  $8.02        50       0.00% 1.40% to  1.49% -19.80% to  -19.75%
USAZ Van Kampen Comstock Fund
   2003                                               66  $9.33 to  $9.51       620       1.10% 1.40% to  2.10%  27.82% to  28.72%
   2002                                               31  $7.30 to  $7.39       229       1.09% 1.40% to  2.10% -21.54% to  -20.99%
   20011                                              15  $9.34 to  $9.35       143       0.00% 1.40% to  1.49%  -6.56% to  -6.51%
USAZ Van Kampen Emerging Growth Fund
   2003                                               51  $7.47 to  $7.61       383       0.00% 1.40% to  2.10%  23.97% to  24.84%
   2002                                               25  $6.02 to  $6.10       149       0.00% 1.40% to  2.10% -33.73% to  -33.26%
   20011                                               4  $9.13 to  $9.13        34       0.00% 1.40% to  1.49%  -8.71% to  -8.66%


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Notes to the Financial Statements (CONTINUED)
December 31, 2003


7. FINANCIAL HIGHLIGHTS (CONTINUED)

A  SUMMARY  OF  UNITS  OUTSTANDING   (THOUSANDS),   UNITS  VALUES,   NET  ASSETS
(THOUSANDS), RATIOS, AND TOTAL RETURN FOR VARIABLE ANNUITY CONTRACTS FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001 IS AS FOLLOWS:

                                                         At December 31                     For the year ended December 31
                                              -------------------------------------------------------------------------------------
                                                         Unit Fair Value            Investment   Expense Ratio     Total Return
                                              Units         lowest to     Net         Income       lowest to        lowest to
                                              Outstanding    highest      Assets      Ratio*       highest**        highest***
                                              -------------------------------------------------------------------------------------
USAZ Van Kampen Global Franchise Fund
   20034                                               5 $12.22 to $12.27        58       0.00% 1.49% to  2.10%  22.17% to  22.67%
USAZ Van Kampen Growth and Income Fund
   2003                                               93 $10.03 to $10.22       944       1.15% 1.40% to  2.10%  24.81% to  25.69%
   2002                                               19  $8.04 to  $8.13       153       1.06% 1.40% to  2.10% -16.48% to  -15.89%
   20011                                               4  $9.66 to  $9.67        40       0.00% 1.40% to  1.49%  -3.38% to  -3.32%
USAZ Van Kampen Growth Fund
   2003                                               27  $8.84 to  $9.01       240       0.00% 1.40% to  2.10%  25.76% to  26.65%
   2002                                               18  $7.03 to  $7.11       135       0.00% 1.40% to  2.10% -25.82% to  -25.30%
   20011                                               4  $9.51 to  $9.52        36       0.00% 1.40% to  1.49%  -4.85% to  -4.80%
Van Kampen LIT Emerging Growth Portfolio
   2003                                                2  $6.82 to  $6.84        16       0.00% 1.40% to  1.49%  25.16% to  25.27%
   2002                                                5  $5.45 to  $5.46        26       0.00% 1.40% to  1.49% -33.65% to  -33.59%
   20011                                               8  $8.21 to  $8.22        66       0.00% 1.40% to  1.49% -18.60% to  -18.55%
Van Kampen LIT Growth and Income Portfolio
   2003                                                1 $11.87 to $11.87        10       0.00% 1.49% to  1.49%  26.14% to  26.14%
   2002                                                2  $9.41 to  $9.41        21       0.00% 1.49% to  1.49% -15.77% to  -15.77%
   2001                                                2 $11.17 to $11.17        25       0.00% 1.49% to  1.49%  -2.66% to  -2.66%



* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1. Period from May 1, 2001 (fund commencement) to December 31, 2001 2. Period from November 5, 2001 (fund commencement) to December 31, 2001 3. Period from May 1, 2002 (fund commencement) to December 31, 2002 4. Period from May 1, 2003 (fund commencement) to December 31, 2003

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK


                              Financial Statements


                           December 31, 2003 and 2002


                   (With Independent Auditors' Report Theron)

                          INDEPENDENT AUDITORS' REPORT




The Board of Directors
Allianz Life Insurance Company of New York:


We have audited the accompanying balance sheets of Allianz Life Insurance Company of New York as of December 31, 2003 and 2002 (restated), and the related statements of operations, comprehensive (loss) income, stockholder's equity (restated) and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.






January 19, 2004

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2003 and 2002
                        (in thousands, except share data)




                                                                                              2002
                                      Assets                                2003           (Restated)
--------------------------------------------------------------------------------------------------------
Investments:
      Fixed maturity securities, at fair value                        $       136,640            75,454
      Short-term securities                                                    20,514            13,625
      Equity securities, at fair value                                          1,057               850
      Securities held under forward commitments, at fair value                      -             5,413
      Securities held under agreements
           to repurchase, at fair value                                             -             3,145
      Policy loans                                                                 18                 9
--------------------------------------------------------------------------------------------------------
                Total investments                                             158,229            98,496
Cash                                                                            3,367             7,288
Accrued investment income                                                       1,850               908
Receivables                                                                     1,223             1,693
Reinsurance recoverables:
      Recoverable on future benefit reserves and policy
           and contract account balances                                        1,218             1,893
      Recoverable on unpaid claims                                              7,215             6,487
      Receivable on paid claims                                                    36               152
Deferred acquisition costs                                                     14,351            13,505
Receivable from parent and affiliates                                             818                 -
Income tax recoverable                                                            790                 -
Other assets                                                                       66               201
--------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  189,163           130,623
Separate account assets                                                       308,067           273,715
--------------------------------------------------------------------------------------------------------
                Total assets                                          $       497,230           404,338
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                 Balance Sheets

                           December 31, 2003 and 2002
                        (in thousands, except share data)


                                                                                                      2002
           Liabilities and Stockholder's Equity                                   2003             (Restated)
----------------------------------------------------------------------------------------------------------------

Liabilities:
      Policy and contract account balances                                  $        90,166              27,725
      Policy and contract claims                                                     20,301              15,413
      Future policy benefit reserves                                                 13,235               5,021
      Deferred income taxes                                                           2,583               5,040
      Amounts drawn in excess of bank balances                                        1,672               1,617
      Accrued expenses                                                                  641                 281
      Other policyholder funds                                                          494                  54
      Commissions due and accrued                                                       359                 460
      Reinsurance payable                                                               111                 163
      Unearned premiums                                                                  91                 179
      Securities held under forward commitments                                           -               5,408
      Securities held under agreements to repurchase                                      -               3,135
      Income tax payable                                                                  -                 877
      Payable to parent                                                                   -                 444
      Other liabilities                                                                 277                 267
----------------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities              129,930              66,084
      Separate account liabilities                                                  308,067             273,715
----------------------------------------------------------------------------------------------------------------
                Total liabilities                                                   437,997             339,799

Stockholder's equity:
      Common stock, $10 par value; 200,000 shares
           authorized, issued and outstanding at
           December 31, 2003 and 2002, respectively                                   2,000               2,000
      Additional paid-in capital                                                     15,500              15,500
      Retained earnings                                                              38,765              43,592
      Accumulated other comprehensive income                                          2,968               3,447
----------------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                           59,233              64,539

Commitments and contingencies
----------------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity                  $       497,230             404,338
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                              Statements of Operations

                    Years Ended December 31, 2003, 2002, and 2001
                                    (in thousands)

                                                              2003             2002             2001
---------------------------------------------------------------------------------------------------------

Revenue:
      Life insurance premiums                           $         2,352            2,308           3,432
      Annuity considerations                                      4,955            5,029           6,308
      Accident and health premiums                               17,748           11,265          10,254
---------------------------------------------------------------------------------------------------------
               Total premiums and considerations                 25,055           18,602          19,994

      Premiums ceded                                              9,310            8,780           4,894
---------------------------------------------------------------------------------------------------------
               Net premiums and considerations                   15,745            9,822          15,100

      Investment income, net                                      6,500            4,577           4,266
      Realized investment gains (losses)                            705              489            (451)
      Other                                                         342              247             645
---------------------------------------------------------------------------------------------------------
               Total revenue                                     23,292           15,135          19,560
---------------------------------------------------------------------------------------------------------

Benefits and expenses:
      Life insurance benefits                                     1,335              877           2,616
      Annuity benefits                                            7,761            1,328           1,276
      Accident and health insurance benefits                     11,641            5,688           5,747
---------------------------------------------------------------------------------------------------------
               Total benefits                                    20,737            7,893           9,639
                                                                      -                -               -
      Benefit recoveries                                          4,489            5,232           3,830
---------------------------------------------------------------------------------------------------------
               Net benefits                                      16,248            2,661           5,809

      Commissions and other agent compensation                    5,224            1,264           2,221
      General and administrative expenses                         9,304            5,553           6,360
      Taxes, licenses and fees                                      977              274             108
      Change in deferred acquisition costs, net                    (846)           1,903           1,250
---------------------------------------------------------------------------------------------------------
               Total benefits and expenses                       30,907           11,655          15,748
---------------------------------------------------------------------------------------------------------

               (Loss) income from operations before
                    income taxes                                 (7,615)           3,480           3,812
---------------------------------------------------------------------------------------------------------

Income tax (benefit) expense:
      Current                                                      (591)             928           1,517
      Deferred                                                   (2,197)             127            (586)
---------------------------------------------------------------------------------------------------------
               Total income tax (benefit) expense                (2,788)           1,055             931
---------------------------------------------------------------------------------------------------------
               Net (loss) income                        $        (4,827)           2,425           2,881
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                    Statements of Comprehensive (Loss) Income

                  Years Ended December 31, 2003, 2002 and 2001
                                 (in thousands)


                                                                         2003           2002           2001
----------------------------------------------------------------------------------------------------------------

Net (loss) income                                                   $      (4,827)         2,425          2,881
----------------------------------------------------------------------------------------------------------------

Other comprehensive (loss) income:
     Unrealized (losses) gains on fixed maturity and equity securities:
        Unrealized holding (losses) gains arising during the
        period, net of tax (benefit) expense of $(12), $1,354, and
        $349 in 2003, 2002, and 2001, respectively                            (21)         2,516            649
        Reclassification adjustment for realized (gains) losses
        included in net income, net of tax (expense) benefit of $(247),
        $(170), and $158 in 2003, 2002, and 2001, respectively               (458)          (318)           293
----------------------------------------------------------------------------------------------------------------
                            Total other comprehensive (loss) income          (479)         2,198            942
----------------------------------------------------------------------------------------------------------------

                            Total comprehensive (loss) income       $      (5,306)         4,623          3,823
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Stockholder's Equity

                  Years Ended December 31, 2003, 2002 and 2001
                                 (in thousands)


                                                                                2002            2001
                                                                 2003        (Restated)      (Restated)
---------------------------------------------------------------------------------------------------------

Common stock:
      Balance at beginning and end of year                 $        2,000           2,000          2,000
---------------------------------------------------------------------------------------------------------


Additional paid-in capital:
      Balance at beginning and end of year                         15,500          15,500         15,500
---------------------------------------------------------------------------------------------------------


Retained earnings:
      Balance at beginning of year                                 43,592          41,167         38,286
      Net (loss) income                                            (4,827)          2,425          2,881
---------------------------------------------------------------------------------------------------------

      Balance at end of year                                       38,765          43,592         41,167
---------------------------------------------------------------------------------------------------------


Accumulated other comprehensive income:
      Balance at beginning of year                                  3,447           1,249            307
      Net unrealized (loss) gain on investments during
          the year, net of deferred federal income taxes             (479)          2,198            942
---------------------------------------------------------------------------------------------------------

      Balance at end of year                                        2,968           3,447          1,249
---------------------------------------------------------------------------------------------------------


                    Total stockholder's equity             $       59,233          64,539         59,916
---------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Cash Flows
                  Years Ended December 31, 2003, 2002 and 2001
                                 (in thousands)


                                                                           2003            2002            2001
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
      Net (loss) income                                              $       (4,827)          2,425           2,881
--------------------------------------------------------------------------------------------------------------------

      Adjustments to reconcile net (loss) income to net
         cash provided by operating activities:
          Realized investment (gains) losses                                   (705)           (489)            451
          Deferred federal income tax (benefit) expense                      (2,197)            127            (586)
          Charges to policy account balances                                    (98)             (8)             (5)
          Interest credited to policy account balances                        4,920             985             661
          Depreciation and amortization                                         209             (17)             30
          Change in:
               Receivables and other assets                                    (337)            702           1,653
               Reinsurance recoverable                                           63          (1,461)          1,167
               Deferred acquisition costs                                      (846)          1,903           1,250
               Future benefit reserves                                        8,214              79             870
               Policy and contract claims                                     4,888            (506)         (1,143)
               Unearned premiums                                                (88)           (291)            (81)
               Other policyholder funds                                         440            (288)            114
               Reinsurance payable                                              (52)           (135)           (860)
               Accrued expenses and other liabilities                           370             (96)           (345)
               Commissions due and accrued                                     (101)             94            (147)
               Current tax recoverable/payable                               (1,667)              -               -
               Receivable/payable to/from parent                             (1,262)           (736)            322
--------------------------------------------------------------------------------------------------------------------
               Total adjustments                                             11,751            (137)          3,351
--------------------------------------------------------------------------------------------------------------------

               Net cash provided by operating activities                      6,924           2,288           6,232
--------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of fixed maturity securities                                (115,500)        (77,700)        (43,113)
      Purchase of equity securities                                             (26)         (1,250)         (1,111)
      Sale and redemption of fixed maturity securities                       57,012          80,452          22,419
      Sale of equity securities, tax free exchanges and spin-offs                23           1,505           1,469
      Change in securities held under agreements
          to repurchase                                                      (3,135)         (7,452)         10,587
      Net change in short-term securities                                    (6,889)        (10,235)         (1,134)
      Other, net                                                                 (4)             (9)              1
--------------------------------------------------------------------------------------------------------------------
               Net cash used in investing activities                        (68,519)        (14,689)        (10,882)
--------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                            68,824           6,960           5,823
      Policyholders' withdrawals from account balances                       (4,749)         (4,296)         (1,294)
      Policyholders' net transfers between account balances                  (6,456)          8,044           2,353
      Change in amounts drawn in excess of bank balances                         55             598          (2,690)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
               Net cash provided by financing activities                     57,674          11,306           4,192
--------------------------------------------------------------------------------------------------------------------

               Net change in cash                                            (3,921)         (1,095)           (458)

Cash at beginning of year                                                     7,288           8,383           8,841
--------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $         3,367           7,288           8,383
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Effective January 1, 2003, Preferred Life Insurance Company of New York changed its name to Allianz Life Insurance Company of New York.

     Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz
     Life) which, in turn, is a wholly owned subsidiary of Allianz of America, Inc. and its subsidiaries (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See note 8 to these financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and life policies in six states and the District of Columbia. Based on 2003 statutory net premium, 89%, 10%, and 1% of the Company's business is annuity, accident and health, and life, respectively. The annuity business is comprised of variable and five-year deferral annuities representing 85% and 15% of 2003 statutory net premium, respectively. Accident and health business is comprised of HMO reinsurance, stop loss, provider excess, and group accident and health. In 2000, the Company made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will continue to decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies, and third-party marketing organizations.

     Following is a summary of the significant accounting policies reflected in the accompanying financial statements:

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

     NONTRADITIONAL AND ANNUITY BUSINESS

     Nontraditional and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholders' account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' balance included in annuity benefits on the Statements of Operations.

     LIFE AND ACCIDENT AND HEALTH INSURANCE



                                       1                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     Premiums on life products are recognized as income as earned ratably over the life of the contract. Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium-paying periods of the contracts. Matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to the production of new business, are deferred. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves.

                                        2003             2002             2001
------------------------------------------------------------------------------

Balance, beginning of year  $         13,505          15,408           16,658

     Capitalization                    6,140           1,026              813
     Interest                          1,006           1,158            1,284
     Amortization                     (6,300)         (4,087)          (3,347)

                               -----------------------------------------------
                            --------------------------------------------------
Balance, end of year        $         14,351          13,505           15,408
                            --------------------------------------------------

     Adjustments may be made to deferred acquisition costs related to deferred annuities for investment activity such as bond defaults on fixed maturity securities, write-downs on other than temporarily impaired fixed maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed maturity securities purchased as investment grade only and not non-investment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 4.5% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using capital market scenarios along with estimates of future policyholder behavior.

     Policy and contract account balances for interest-sensitive products are generally carried at accumulated contract values.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using


                                       2                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



     interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.


                                       3                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for consistently with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business is recorded as a reinsurance payable.

     INVESTMENTS

     The Company classifies its entire fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value; unrealized gains and losses, net of tax, are credited or charged directly to stockholders' equity. Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed maturity securities are amortized using a level-yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates market. Policy loans are reflected at their unpaid principal balances. Realized gains and losses are computed based on the specific identification method.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Statement of Operations. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry. The Company may adjust deferred acquisition costs for impairments on fixed maturity securities, as discussed in the deferred acquisition costs section of this note.

     As of December 31, 2003 and 2002, investments with a carrying value of $1,830 and $1,866, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

     The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity securities, securities held under agreements to repurchase, securities held under forward commitments, and equity securities is based primarily on independent pricing services, broker quotes and other independent information. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Fair value of liabilities of securities held under agreements to repurchase and securities held under forward commitments are determined using the carry amount due to the short-term nature of these liabilities. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.



                                       4                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     As of December 31, 2003 and 2002, the Company had outstanding commitments with a face amount of $0 and $5,200, respectively, to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to be announced" (TBA) basis. The interest rate on these securities was 6.5%. The Company received income from commitments of this type totaling $11, $40, and $348 in 2003, 2002, and 2001, respectively, which is reported in investment income on the Statement of Operations. Forward commitment contracts are accounted for under the guidance prescribed by SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed `regular way' treatment and may be excluded from derivative accounting treatment. As of January 1, 2003, the Company enters into all forward commitment contracts with this intention. These standards are explained further in the Accounting Changes section of this note.

     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2003 and 2002, mortgage-backed securities underlying such agreements were carried at a market value of $0 and $3,145, respectively. The Company carried a liability representing the funds received under these agreements of $0 and $3,135 in 2003 and 2002, respectively. The interest rate on these securities ranged from 5.0% to 6.0% in 2003 and was 6.0% in 2002. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $117, $318, and $165 in 2003, 2002, and 2001, respectively, which is reported in investment income on the Statement of Operations.

     INCOME TAXES

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

     SEPARATE ACCOUNTS

     Separate accounts represent funds for which investment income and investment gains and losses accrue directly to policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholders' and contractholders' accounts.


                                       5                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     RECEIVABLES

     Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and credit worthiness of the parties underlying the receivables.

     ACCOUNTING CHANGES

     Statement of Financial Accounting Standards (SFAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 137, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES-DEFERRAL OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 133 and SFAS No. 138, ACCOUNTING FOR CERTAIN DERIVATIVE INSTRUMENTS AND CERTAIN HEDGING ACTIVITY, was adopted effective January 1, 2001. The statement requires all derivatives (including certain derivative instruments embedded in contracts) to be recognized on the balance sheet at their fair values and changes in fair value recognized in earnings or as unrealized gains (losses) in other comprehensive income. SFAS No. 133 was further amended by SFAS No. 149, AN AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, which was adopted effective January 1, 2003. SFAS No. 149 further clarifies the definition of a derivative and accounting for "regular way" securities trades. Adoption of SFAS No. 149 did not have a material impact on the financial statements.

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS. This interpretation clarifies disclosure requirements for a guarantor about its obligations under certain guarantees that it has issued. It also clarifies that a guarantor is required to recognize, at the inception of the guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The disclosure requirements are effective for financial statements issued after December 15, 2002 and the requirements for recognizing and measuring the initial liability are effective on a prospective basis to guarantees issued or modified after December 31, 2002. This interpretation was adopted effective January 1, 2003 and did not have a material impact on the financial statements.

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES- AN INTERPRETATION OF ARB NO. 51. This interpretation clarifies the application of Accounting Research Bulletin
     (ARB) No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This interpretation is effective, for all financial statements issued after January 31, 2003, for variable interest entities created or in which an enterprise obtains an interest in after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003, to variable interests acquired before February 1, 2003. This interpretation was adopted effective February 1, 2003 and did not have a material impact on the financial statements.

     SFAS No. 150, ACCOUNTING FOR CERTAIN FINANCIAL INSTRUMENTS WITH CHARACTERISTICS OF BOTH LIABILITIES AND EQUITY, establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. This statement is effective for financial instruments entered into after May 31, 2003; otherwise effective at the beginning of the first interim period beginning after June 15, 2003, except for mandatorily redeemable financial instruments of nonpublic entities which are subject to the provisions of this Statement for the first fiscal period beginning after December 15, 2003. This statement was adopted effective June 1, 2003 and did not have a material impact on the financial statements.


                                       6                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, effective for financial statements for fiscal years beginning after December 15, 2003. It addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. The impact of this statement on the Company's financial statements is unknown at this time, but is expected to be material.

     In December 2003, the FASB issued Staff Position (FSP) 106-1, ACCOUNTING AND DISCLOSURE REQUIREMENTS RELATED TO THE MEDICARE PRESCRIPTION DRUG, IMPROVEMENT AND MODERNIZATION ACT OF 2003 (THE ACT). FSP No. 106-1 addresses interim accounting and disclosure requirements for the Act, which was signed into law in December 2003. The Act introduces a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the drug benefit provided under Medicare. In accordance with this FSP, the Company, which sponsors a medical plan for its employees and certain retirees, has not reflected the effects of this Act in the financial statements or accompanying notes to the financial statements. Authoritative guidance on the accounting for the federal subsidy is pending and, when issued, could require the Company to change previously reported information. However, the impact on the financial statements is not known at this time.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

(2) RESTATEMENT

    During 2003, the Company discovered an error in its deferred tax calculation related to periods prior to 2001. This finding resulted in an increase to beginning of the year retained earnings and a decrease in deferred income tax liability of $1,424. The Company has restated the Statements of Stockholder's Equity for the years ended December 31, 2002 and December 31, 2001 and the Balance Sheet as of December 31, 2002. Relevant footnote disclosures in note 7 have also been restated.


                                       7                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



(3)  INVESTMENTS

     Investments at December 31, 2003 consist of:

                                                                                                    Amount
                                                            Amortized          Estimated           shown on
                                                              cost               fair               balance
                                                             or cost             value               sheet
----------------------------------------------------------------------------------------------------------------

Fixed maturity securities:
      U.S. government                                 $            3,586              3,876               3,876
      States and political subdivisions                              518                452                 452
      Foreign government                                             679                663                 663
      Public utilities                                             1,257              1,271               1,271
      Corporate securities                                        96,816            100,891             100,891
      Mortgage-backed securities                                  29,370             29,487              29,487
----------------------------------------------------------------------------------------------------------------

           Total fixed maturity securities                       132,226            136,640             136,640
----------------------------------------------------------------------------------------------------------------

Equity securities:
      Common stocks:
           Industrial and miscellaneous                              904              1,057               1,057
----------------------------------------------------------------------------------------------------------------

           Total equity securities                                   904              1,057               1,057
----------------------------------------------------------------------------------------------------------------

Other investments:
      Short-term securities                                       20,514         XXXXX                   20,514
      Policy loans                                                    18         XXXXX                       18
----------------------------------------------------------------------------------------------------------------

           Total other investments                                20,532         XXXXX                   20,532
----------------------------------------------------------------------------------------------------------------

           Total investments                          $          153,662         XXXXX                  158,229
----------------------------------------------------------------------------------------------------------------

                                       8                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     At December 31, 2003 and 2002, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of securities are as follows:

                                                 Amortized           Gross             Gross           Estimated
                                                    cost          unrealized        unrealized           fair
                                                  or cost            gains            losses             value
-------------------------------------------------------------------------------------------------------------------

2003:
    Fixed maturity securities:
      U.S. government                        $         3,586               290                 -             3,876
      States and political subdivisions                  518                 -                66               452
      Foreign government                                 679                 -                16               663
      Public utilities                                 1,257                14                 -             1,271
      Corporate securities                            96,816             5,066               991           100,891
      Mortgage-backed securities                      29,370               259               142            29,487
-------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities             132,226             5,629             1,215           136,640
    Equity securities                                    904               187                34             1,057
-------------------------------------------------------------------------------------------------------------------
         Total                               $       133,130             5,816             1,249           137,697
-------------------------------------------------------------------------------------------------------------------

2002:
    Fixed maturity securities:
      U.S. government                        $         9,339               831                 -            10,170
      Foreign government                                 202                16                 -               218
      Public utilities                                   302                19                 -               321
      Corporate securities                            44,625             4,028               284            48,369
      Mortgage-backed securities                      15,731               645                 -            16,376
-------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              70,199             5,539               284            75,454
    Securities held under agreements
         to repurchase                                 2,982               163                 -             3,145
    Securities held under forward
         commitments                                   5,413                 -                 -             5,413
    Equity securities                                    965                45               160               850
-------------------------------------------------------------------------------------------------------------------
         Total                               $        79,559             5,747               444            84,862
-------------------------------------------------------------------------------------------------------------------


     The change in net unrealized gains and (losses) on fixed maturity securities and securities held under agreements to repurchase, before deferred taxes, was $(1,004), $3,616, and $1,534 for the years ended December 31, 2003, 2002, and 2001, respectively.

     The change in net unrealized gains and (losses) from equity securities, before deferred taxes, was $268, $(235), and $(84) for the years ended December 31, 2003, 2002, and 2001, respectively.



                                       9                             (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



     The amortized cost and estimated fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed maturity securities with rights to call or prepay without penalty is $30,357 as of December 31, 2003.

                                                              Amortized             Estimated
                                                                 cost              fair value
-------------------------------------------------------------------------------------------------

       Due in one year or less                          $            1,952                 2,012
       Due after one year through five years                        14,479                15,523
       Due after five years through ten years                       33,783                35,789
       Due after ten years                                          52,642                53,829
       Mortgage-backed securities                                   29,370                29,487
-------------------------------------------------------------------------------------------------
       Totals                                           $          132,226               136,640
-------------------------------------------------------------------------------------------------



     Proceeds from sales of available-for-sale fixed maturity securities investments during 2003, 2002, and 2001 were $38,076, $70,698, and $22,101, respectively. Gross gains of $841, $1,560, and $426 and gross losses of $71, $244, and $146, were realized on those sales of securities in 2003, 2002, and 2001, respectively. In 2003, 2002, and 2001, losses of $0, $731, and $394, respectively, were recognized on fixed maturity securities for other than temporary impairment. The Company also purchased forward commitments of $5,396, $14,114, and $53,254 and sold forward commitments of $5,396, $8,722, and $53,254 during 2003, 2002, and 2001, respectively.

     Proceeds from the sale of available-for-sale equity securities investments were $10, $1,499, and $1,435, during 2003, 2002, and 2001, respectively.
     Proceeds from tax-free exchanges, redemptions, spin-offs, and consents from available-for-sale equity securities were $13, $6, and $34 during 2003, 2002, and 2001, respectively. Gross gains of $1, $150, and $181 and gross losses of $2, $180, and $387 were realized on those sales in 2003, 2002, and 2001, respectively. In 2003, 2002, and 2001, losses of $64, $66, and $132, respectively, were recognized on equities with other than temporary impairment.

     Net realized investment gains (losses) for the respective years ended
       December 31 are summarized as follows:

                                                               2003             2002             2001
-----------------------------------------------------------------------------------------------------

Fixed maturity securities                         $              770              585           (114)
Equity securities                                                (65)             (96)          (338)
Other                                                              -                -              1
-----------------------------------------------------------------------------------------------------
           Net gains (losses) before taxes                       705              489           (451)

Tax expense (benefit) on net
      realized gains (losses)                                    247              171           (158)
-----------------------------------------------------------------------------------------------------

           Net gains (losses) after taxes         $              458              318           (293)
-----------------------------------------------------------------------------------------------------




                                       10                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed maturity securities.

                                                      2003              2002              2001
---------------------------------------------------------------------------------------------------

Interest:
      Fixed maturity securities              $          6,356             4,487              3,742
      Short-term securities                               120               123                189
      Policy loans                                          1                 1                  -
Dividends:
      Equity securities                                    17                17                 17
Income from securities held under
      forward commitments                                  11                40                348
Other invested assets                                       2                 -                 28
---------------------------------------------------------------------------------------------------
           Total investment income                      6,507             4,668              4,324

Investment expenses                                         7                91                 58
---------------------------------------------------------------------------------------------------

           Net investment income             $          6,500             4,577              4,266
---------------------------------------------------------------------------------------------------

     The Company reviews the entire investment portfolio each quarter to determine whether or not declines in market value are other than temporary. Generally, equity securities that have a market value at least 20% below average cost for at least 6 months are considered other than temporarily impaired. Fixed income securities meeting the same criteria are also reviewed for possible impairment. However, factors in addition to average cost and market value, including credit quality, market analysis, current events and management's judgement, are also used to determine whether fixed income securities are considered other than temporarily impaired. The securities that are considered impaired are written down to current market value as of the last business day of the respective quarter.

     Unrealized losses and the related fair value for the respective years ended December 31 are shown below.

                                           Less than 13 months         13 months or longer                Total
                                       ---------------------------- --------------------------- -----------------------------
                                       --------------------------------------------------------------------------------------
                                        Fair value Unrealized losses Fair value Unrealized losses Fair value Unrealized losses
                                       --------------------------------------------------------------------------------------
                                       --------------------------- --------------------------- ------------------------------
Fixed maturity securities:
    States and political subdivisions$          452             66             -             -           452             66
    Foreign government                          663             16             -             -           663             16
    Corporate securities                     28,385            969           479            22        28,864            991
    Collateralized mortgage
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total fixed maturity securities        29,500          1,051           479            22        29,979          1,073
Equity securities                                27              6           211            28           238             34
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total temporarily impaired
      securities                     $       29,527          1,057           690            50        30,217          1,107
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

     As of December 31, 2003, the number of investment holdings that were in an unrealized loss position was 50 and 25 for fixed maturity and equity securities, respectively.


                                       11                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


(4)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                 2003                           2002
-----------------------------------------------------------------------------------------------------------
                                                 Carrying          Fair         Carrying          Fair
                                                  amount           value         amount           value
                                                ------------    ------------   ------------    ------------
Financial assets

      Fixed maturity securities:

           U.S. government                    $       3,876   $       3,876  $      10,170   $      10,170
           States and political subdivisions            452             452              -               -
           Foreign governments                          663             663            218             218
           Public utilities                           1,271           1,271            321             321
           Corporate securities                     100,891         100,891         48,369          48,369
           Mortgage-backed securities                29,487          29,487         16,376          16,376
      Securities held under agreements
           to repurchase                                  -               -          3,145           3,145
      Securities held under forward
           commitments                                    -               -          5,413           5,413
      Equity securities                               1,057           1,057            850             850
      Short-term securities                          20,514          20,514         13,625          13,625
      Policy loans                                       18              18              9               9
      Cash                                            3,367           3,367          7,288           7,288
      Separate account assets                       308,067         308,067        273,715         273,715

Financial liabilities

      Investment contracts                           14,291          12,383              -               -
      Securities held under agreements
           to repurchase                                  -               -          3,135           3,135
      Securities held under forward
           commitments                                    -               -          5,408           5,408
      Separate account liabilities                  308,067         304,957        273,715         272,222

-----------------------------------------------------------------------------------------------------------

     See note 1, "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

     Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the balance sheet.

(5)  ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2003 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.


                                       12                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



     Activity in the accident and health claim reserves is summarized as follows:

                                                         2003                2002               2001
---------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance
      recoverables of $5,900, $4,446, and $4,359         $ 8,785            $ 10,436            $ 11,738

Incurred related to:
      Current year                                         7,005               4,142               5,167
      Prior years                                            382              (2,239)             (2,310)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total incurred                                             7,387               1,903               2,857
---------------------------------------------------------------------------------------------------------

Paid related to:
      Current year                                           670                 785                 880
      Prior years                                          2,757               2,769               3,279
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total paid                                                 3,427               3,554               4,159
---------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
      recoverables of $6,829, $5,900, and $4,446        $ 12,745             $ 8,785            $ 10,436
---------------------------------------------------------------------------------------------------------


     Current year incurred claims and net claim reserves balance has increased in 2003 as the growth in HMO reinsurance and provider excess business more than offset the termination of the group accident and health business. The accident and health claim reserves incurred related to prior years decreased in 2002 and 2001 by $2,239, and $2,310, respectively, as a result of changes in estimates of claims incurred in prior years. The change in these amounts in 2002 and 2001 is largely due to the run-off of terminated business.

(6)  REINSURANCE

     The Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. In the normal course of business, the Company has a maximum retention level on HMO reinsurance and managed care medical stop loss of $1,180 and limits other policies to $500 coverage per individual life. During 2002, exposure was limited to $50 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.



                                       13                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     Life insurance, annuities, and accident and health insurance assumed from and ceded to other companies is as follows:

                                                                                                         Percentage
                                                            Assumed          Ceded                        of amount
                                             Direct        from other       to other         Net           assumed
        Year ended                           amount        companies       companies        amount         to net
---------------------------------------------------------------------------------------------------------------------

December 31, 2003:

Life insurance in force                 $       263,731              -         110,700        153,031           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life insurance                               2,352              -           1,674            678           0.0%
     Annuities                                    4,955              -               -          4,955           0.0%
     Accident and health insurance               11,500          6,248           7,636         10,112          61.8%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                           18,807          6,248           9,310         15,745          39.7%
---------------------------------------------------------------------------------------------------------------------

December 31, 2002:

Life insurance in force                 $       325,184              -         217,415        107,769           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life insurance                               2,308              -           2,346            (38)          0.0%
     Annuities                                    5,029              -               -          5,029           0.0%
     Accident and health insurance                4,877          6,388           6,434          4,831         132.2%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                           12,214          6,388           8,780          9,822          65.0%
---------------------------------------------------------------------------------------------------------------------

December 31, 2001:

Life insurance in force                 $       438,561              -         106,245        332,316           0.0%
---------------------------------------------------------------------------------------------------------------------

Premiums:
     Life insurance                               3,432              -             836          2,596           0.0%
     Annuities                                    6,308              -               -          6,308           0.0%
     Accident and health insurance                7,165          3,089           4,058          6,196          49.9%
---------------------------------------------------------------------------------------------------------------------

        Total premiums                           16,905          3,089           4,894         15,100          20.5%
---------------------------------------------------------------------------------------------------------------------

     Included in the reinsurance recoverables at December 31, 2003 and 2002 are recoverables on paid claims, unpaid claims, future benefit reserves, and policy and contract account balances from Allianz Life of $1,087 and $3,020, respectively. Also included in reinsurance recoverables at December 31, 2003 is a $3,936 recoverable from one insurer who, as of December 31, 2003, was not rated by A.M. Best Insurance Reports. Therefore, the Company has a trust agreement in place to cover any potential exposure.


                                       14                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     Throughout 2003 and 2002, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure group accident and health reinsurance assumed business as well as business produced through the broker administrator distribution channel. In connection with these agreements, the Company has ceded group accident and health and life premium of $1,672 and $1,683 and received expense allowances of $323 and $370 in 2003 and 2002, respectively.

     Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                   Assumed                                 Ceded
                                      -----------------------------------   ------------------------------------
                                        2003        2002         2001          2003         2002        2001
----------------------------------------------------------------------------------------------------------------

Life insurance in force            $          -           -            -             -      188,612      77,937
----------------------------------------------------------------------------------------------------------------

Premiums:
    Life insurance                 $          -           -            -             3          309         390
    Accident and health insurance            46         (52)       1,233           891        2,619       1,482
----------------------------------------------------------------------------------------------------------------

    Total premiums                 $         46         (52)       1,233           894        2,928       1,872
----------------------------------------------------------------------------------------------------------------

     Effective January 1, 2001, the Company entered into a multiline ceded reinsurance agreement with Allianz Life whereby Allianz Life assumed blocks of business previously ceded to unrelated reinsurers. In addition, under this agreement the Company ceded all future business exceeding the Company's retention limit to Allianz Life. The agreement was terminated effective December 31, 2002.

(7)  INCOME TAXES

     INCOME TAX (BENEFIT) EXPENSE

     Total income tax (benefit) expense for the years ended December 31 are as follows:

                                                                                 2003             2002           2001
--------------------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense attributable to operations:

      Current tax (benefit) expense                                       $          (591)             928          1,517

      Deferred tax (benefit) expense                                               (2,197)             127           (586)
--------------------------------------------------------------------------------------------------------------------------

Total income tax (benefit) expense attributable to operations                      (2,788)           1,055            931

Income tax effect on equity:
           Attributable to unrealized
               gains and losses for the year                                         (259)           1,184            507
--------------------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                                         $        (3,047)           2,239          1,438
--------------------------------------------------------------------------------------------------------------------------

                                       15                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



     COMPONENTS OF INCOME TAX (BENEFIT) EXPENSE

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statement of Operations for the respective years ended December 31 as follows:

                                                                           2003          2002           2001
-----------------------------------------------------------------------------------------------------------------

Income tax (benefit) expense computed at the statutory rate         $        (2,665)        1,218          1,334
Dividends received deductions
     and tax-exempt interest                                                   (160)         (169)          (254)
Other                                                                            37             6           (149)
-----------------------------------------------------------------------------------------------------------------

           Income tax (benefit) expense as reported                 $        (2,788)        1,055            931
-----------------------------------------------------------------------------------------------------------------

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31 are as follows:

                                                                                                     2002
                                                                               2003               (Restated)
----------------------------------------------------------------------------------------------------------------
Deferred tax assets:
       Future benefit reserves                                         $            3,413                   988
       Expense accruals                                                                33                     -
       Impaired assets                                                                131                   253
----------------------------------------------------------------------    --------------------------------------
----------------------------------------------------------------------------------------------------------------
             Total deferred tax assets                                              3,577                 1,241
----------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
       Deferred acquisition costs                                                   3,941                 3,550
       Unrealized gains on investments                                              1,598                 1,856
       Due and deferred premium                                                       269                   253
       Other                                                                          352                   622
----------------------------------------------------------------------------------------------------------------

             Total deferred tax liabilites                                          6,160                 6,281
----------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                             $            2,583                 5,040
----------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid by the Company were $1,073, $1,031, and $2,257 in 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, the Company had a tax (recoverable) payable from AZOA of $(790) and $877, respectively, reported in income tax recoverable and income tax payable, respectively on the Balance Sheet.

                                       16                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



(8)  RELATED PARTY TRANSACTIONS

     Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $7,893, $4,694, and $4,597 in 2003, 2002, and 2001, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2003 and 2002 was $0 and $439, respectively, and is included in payable to parent on the Balance Sheet. At December 31, 2003 the Company had an overpayment for service fees of $818 which is recorded in receivable from parent and affiliates on the Balance Sheet.

     The Company incurred fees for administrative services performed by Delaware Valley Financial Services (DVFS) of $852 and $0 in 2003 and 2002, respectively. The Company's liability for these charges were $55 and $0 in 2003 and 2002, respectively, recorded in receivable from parent and affiliates on the Balance Sheet.

     AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $12, $92, and $47 in 2003, 2002, and 2001, respectively, for investment advisory fees. The Company's liability to AZOA for incurred but unpaid fees as of December 31, 2003 and 2002 was $0 and $5, respectively, and is included in payable to parent on the Balance Sheet.

     The Company reinsures a portion of its group accident and health business with Allianz Life. See note 6 for further details.

(9)  EMPLOYEE BENEFIT PLANS

     The Company previously participated in the Allianz Primary Retirement Plan
     (PRP), a defined contribution plan. Effective December 31, 2002, the Company terminated the PRP and merged it into the Allianz Asset Accumulation Plan (AAAP). Upon termination of the PRP, participants who had not completed the requirements to be fully vested became 100% vested. Total PRP contributions were $51 and $48 in 2002 and 2001, respectively.

     The Company participates in the AAAP, a defined contribution plan sponsored by Fireman's Fund Insurance Company. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. Effective July 18, 2002, the maximum contribution per payroll was waived, although contributions remain subject to annual limitations set by ERISA. The AAAP will accept participant's pre-tax or after-tax contributions up to 99% of the participant's eligible compensation. Effective January 1, 2002, under the eligible employees' provision, the Company will match 100% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. In 2001, the match was 75% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Profit sharing contributions have not been declared since 1998. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution. Effective January 1, 2003, the Company may declare a discretionary match following year-end. The Company declared a discretionary match of 2% of employees' salaries, for the Plan year ended December 31, 2003, reported general and administrative expenses on the Statement of Operations and will be funded in 2004. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, shall be payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees shall not be payable from the trust fund, but shall instead be paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $158, $46, and $46 in 2003, 2002, and 2001, respectively, toward the AAAP matching contributions.

                                       17                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)

     The Company is participating in an Employee Stock Purchase Plan established in 2001 by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. A committee appointed by AZOA determines the discount price. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price is paid by Allianz Life. During 2003, 2002 and 2001, no employees participated in the Employee Stock Purchase Plan.

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Effective January 1, 2001, the Company adopted NAIC codification with the exception of Statement of Statutory Accounting Principle (SSAP) No. 10, INCOME TAXES, as the State of New York chose not to recognize deferred income taxes under codification. The Company did not have any impact to statutory capital and surplus as a result of Codification implemented during 2001. Effective December 31, 2002, the State of New York adopted SSAP No. 10, with a few minor exceptions, and is now admitting deferred income taxes. As a result of adopting SSAP No. 10, statutory surplus increased $210 in 2002.

     Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory accounting do not include provisions for withdrawals.

     The differences between stockholder's equity and net (loss) income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                   Stockholder's Equity               Net (Loss) Income
                                                                  2002
                                                        2003    (Restated)      2003         2002         2001
------------------------------------------------------------------------------------------------------------------

Statutory basis                                 $     49,438       50,558        (1,314)       2,887        2,389
Adjustments:
    Change in reserve basis                           (8,693)      (2,001)       (6,692)         876          715
    Deferred acquisition costs                        14,351       13,505           846       (1,903)      (1,250)
    Net deferred taxes                                (2,769)      (6,600)        2,197         (127)         586
    Nonadmitted assets                                    19        1,366             -            -            -
    Statutory interest maintenance reserve             1,806        1,609           197          677          476
    Statutory asset valuation reserve                    454            -             -            -            -
    Liability for unauthorized reinsurers                208          617             -            -            -
    Unrealized gains on investments                    4,422        5,482             -            -            -
    Other                                                 (3)           3           (61)          15          (35)
------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
        financial statements                    $     59,233       64,539        (4,827)       2,425        2,881
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------



     The Company is required to meet minimum capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2003 and 2002 were in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2003, 2002, and 2001.

                                       18                            (continued)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)



     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. This ratio for the Company was 1668% and 2880% as of December 31, 2003 and 2002, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently has no permitted practices.

(11) COMMITMENTS AND CONTINGENCIES

     The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

     The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

     The Company leases office space. Expense for the operating lease was $157, $186, and $280 in 2003, 2002, and 2001, respectively. The future minimum lease payments required under this operating lease are as follows:

                                              Operating Lease
-------------------------------------------------------------
-------------------------------------------------------------

2004                                          $          155
2005                                                      52
2006                                                       -
2007                                                       -
2008 and beyond                                            -
-------------------------------------------------------------
-------------------------------------------------------------
Total                                         $          207
-------------------------------------------------------------
-------------------------------------------------------------

                     ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                          Notes to Financial Statements
                                 (in thousands)


     (12)  SUPPLEMENTARY INSURANCE INFORMATION

           The following table summarizes certain financial information by line of business for 2003, 2002, and 2001:

                                         As of December 31                         For the year ended December 31
                          ----------------------------------------------   ---------------------------------------------------------
                          ---------------------------------------------   ----------------------------------------------------------
                                        Future                  Other      Net premium                       Net change
                           Deferred benefit reserves            policy       revenue                             in
                            policy    and policy and           claims and    and other       Net               deferred      Other
                          acquisition contract account Unearned benefits     contract     investment   Net    acquisition  operating
                             costs     balances       premiums  payable    considerations  income   Benefits    costs *     expenses
   -------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------------------

   2003:
   Life insurance       $        -      3,038           48       727            678          209     1,076         -           68
   Annuities                14,351    100,363            -         -          4,955        5,046     7,761      (846)      12,000
   Accident and health           -          -           43    19,574         10,112        1,245     7,411         -        3,437
   -------------------------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------------------------

                        $   14,351    103,401           91    20,301         15,745        6,500    16,248      (846)      15,505
   -------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------------------

   2002:
   Life insurance       $        -      3,038           45       661            (38)         324      (488)        -          125
   Annuities                13,505     29,708            -        67          5,029        2,684     1,328     1,903        4,208
   Accident and health           -          -          134    14,685          4,831        1,569     1,821         -        2,758
   -------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------------------

                        $   13,505     32,746          179    15,413          9,822        4,577     2,661     1,903        7,091
   -------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------------------

   2001:
   Life insurance       $        -      3,028          104     1,028          2,596          413     1,755         -          442
   Annuities                15,408     17,954            -        11          6,308        1,915     1,275     1,250        5,130
   Accident and health           -          -          366    14,880          6,196        1,938     2,779         -        3,117
   -------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------------------

                        $   15,408     20,982          470    15,919         15,100        4,266     5,809     1,250        8,689
   -------------------------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------------------------------------

* See note 1 for aggregate gross amortization.


                                       20



                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

a.  Financial Statements

    The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 2003 and 2002.
          3. Statements of Income for the years ended December 31, 2003, 2002 and 2001.
          4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2003, 2002 and 2001.
          5. Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.
          6. Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.
          7.  Notes to Financial Statements.

          The following financial statements of the Separate Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 2003.
          3.  Statements of Operations for the year ended December 31, 2003.
          4. Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.
          5.  Notes to Financial Statements - December 31, 2003.


b.  Exhibits

     1.     Resolution of Board of Directors of the Company authorizing the establishment  of  the  Separate  Account (1)
     2.     Not  Applicable
     3.a.   Principal  Underwriter  Agreement (2)
     3.b.   General Agency Agreement (5)
     4.a.   Individual  Variable  Annuity  Contract(9)
     4.b.   Individual  Variable  Annuity  Contract-Dec 03(13)
     4.c.   Traditional Death Benefit Endorsement (7)
     4.d.   Enhanced  Death  Benefit  Endorsement (7)
     4.e.   GMIB Endorsements-Dec 03(13)
     4.f.   GPWB Endorsements-Dec 03(13)
     4.g.   Contract Schedule Page-Dec 03(13)
     5.a    Application  for  Individual  Variable  Annuity  Contract (10)
     5.b    Revised Application for Annuity Contract-Dec 03(13)
     6.     (i)  Copy  of  Articles  of  Incorporation  of  the  Company (1)
            (ii)  Copy  of  the  Bylaws  of  the  Company (3)
     7.     Not  Applicable
     8.a.   Copy  of  Fund  Participation  Agreement between AIM Variable
            Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC.(4)
       b.   Copy of Fund Participation Agreement between USAllianz Variable
            Insurance Products Trust, Preferred Life Insurance Company of New
            York and BISYS Fund Services Limited Partnership.(4)
       c.   Copy of Fund Participation Agreement between Davis Variable Account
            Fund, Inc, Davis Distributors, LLC and Preferred Life Insurance
            Company of New York. (5)
       d.   Copy of Fund Participation Agreement between Oppenheimer Variable
            Account Funds, Oppenheimer Funds, Inc. and Preferred Life Insurance
            Company of New York. (5)
       e.   Copy of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, PIMCO Variable Insurance Trust, and
            PIMCO Funds Distributors, LLC. (5)
       f.   Copy of Fund Participation Agreement between Seligman Portfolios,
            Inc. and Preferred Life Insurance Company of New York. (5)
       g.   Copy of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, The Prudential Series Fund, Inc., The
            Prudential Insurance Company of America, and Prudential Investment
            Management Services, LLC.(6)
       h.   Copy of Fund Participation Agreement between Van Kampen
            Life Investment Trust, Van Kampen Funds Inc,
            Van Kampen Asset Management and Preferred Life Insurance Company of
            New York. (12)
       i.   Copy of Fund Participation Agreement between Van Kampen
            Funds, Inc., and USAllianz Investor Services, LLC (10)
       j.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (10)
       k.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (10)
       l.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (10)
       m.   Copy of Portfolio Management Agreement between USAllianz
            Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P. (10)
       n.   Copy of Fund Participation Agreement between Franklin Templeton
            Variable Insurance Products Trust, Templeton Variable Products
            Series Fund, Franklin Templeton Distributors, Inc.and Preferred
            Life Insurance Company of New York.(8)
       o.   Copy of Fund Participation Agreement between Preferred Life
            Insurance Company of New York, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund.(12)
       p.   Copy of Porfolio Management Agreement between USAllianz Advisers,
            LLC  and OppenheimerFunds, Inc.(11)
       q.   Copy of Portfolio Management Agreement between USAllianz Advisers,
            LLC, USAllianz  Variable Insurance  Products Trust, PIMCO Advisors
            Retail Holdings LLC and NFJ  Investment Group  L.P.(11)
       r.   Copy of Portfolio Management Agreement between USAllianz Advisers,
            LLC, USAllianz Variable Insurance Products Trust, and Davis Selected
            Advisers, L.P. (14)
       s.   Copy of Portfolio Management Agreement between USAllianz Advisers,
            LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus
            Corporation (14)
       t.   Copy of Portfolio Management Agreement between USAllianz Advisers,
            LLC, USAllianz Variable Insurance Products Trust, and Founders Asset
            Management LLC (14)
       u.   Copy of Service Agreement between Oppenheimer Funds, Inc and
            Preferred Life Insurance Company of New York.*
       v.   Copy of Service Agreement between PIMCO Variable Insurance Trust and
            Preferred Life Insurance Company of New York.*
       w.   Copy of Service Agreement between Prudential Investment Management
            Services LLC & Preferred Life Insurance Company of New York.*
       x.   Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York.*
     9.     Opinion  and  Consent  of  Counsel*
    10.     Independent  Auditors' Consent*
    11.     Not  Applicable
    12.     Not  Applicable
    13.     Powers of Attorney (8)


    *  Filed herewith

     (1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) as electronically filed on January 13, 1997.
     (2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
     (3) Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 29, 1997.
     (4) Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on November 12, 1999.
     (5) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
     (6) Incorporated by reference from Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 15, 2000.
     (7) Incorporated by reference from Registrant's Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on December 21, 2001.
     (8) Incorporated by reference from Registrant's Post Effective Amendment No. 12 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 26, 2002.
     (9) Incorporated by reference from Registrant's Pre Effective Amendment No.1 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on June 20, 2002.
    (10)  Incorporated by reference from Allianz Life Variable Account A's
          Post Effective Amendment No. 3 to Form N-6 (File Nos.333-60206 and 811-04965) electronically filed on January 6, 2003.
    (11) Incorporated by reference from Registrant's Post Effective Amendment No. 5 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on April 25, 2003.
    (12) Incorporated by reference from Registrant's Post Effective Amendment No.12 to Form N-4 (File Nos.333-19699 and 811-05716) as electronically filed on December 29, 2003.
    (13) Incorporated by reference from Registrant's Post Effective Amendment No.12 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on December 30, 2003.
    (14) Incorporated by reference from Pre-Effective Amendment No. 2 to Allianz Life Variable Account B's Form N-4 (File Nos.333-111049 and 811-05618) electronically filed on April 2, 2004.

ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK.

Unless noted otherwise, all officers and directors have the following principal business adderss:

                     5701 Golden Hills Drive
                    Minneapolis, MN  55416-1297

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------

Kevin E. Walker                 Treasurer and Director

Stephen P. Blaske               Actuary and Director

Denise M. Blizil                Director

Christopher H. Pinkerton        Director, Senior Vice President-USAllianz
                                Investor Services Division

Gabrielle M. Matzdorff          Director and Chief Financial Officer

Charles M. Kavitsky             Director, Chairman of the Board
                                Chief Executive Officer and President

Suzanne J. Pepin                Secretary and Director

Dennis J. Marion                Director
39 Westview Road
Wayne, NJ 07470

Eugene T. Wilkinson             Director
31A Mountain Blvd
Warren, NJ  07059

Eugene K. Long                  Vice President - Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
20 West 64th Street
New York, NY  10023

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Peggy A. Moon                   Chief Compliance Officer and Regulation 60
                                Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos.
333-75718 and 811-05716) as electronically filed on April 25, 2003.

ITEM  27.      NUMBER  OF  CONTRACT  OWNERS

As of March 31, 2004 there were 399 qualified Contract Owners and 388 non-qualified Contract Owners with Contracts in the separate account.

ITEM  28.      INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL  UNDERWRITERS

    a.  USAllianz Investor Services, LLC  is the principal underwriter for the
    Contracts.  It  also  is  the   principal  underwriter  for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

Name                       Positions and Offices with Underwriter
----------------------     -----------------------------------------------------------------------
Christopher H.Pinkerton    Chairman, Chief Executive Officer, President, Chief Manager and Governor

Tracy H. Gardner           Chief Administrative Officer, Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Keith L. Johnson           Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Sue Gengler                Vice President

Jeffrey W. Kletti          Vice President

Jim Maietta                Vice President

Jennifer J. Wagner         Vice President

Edward Barrett             Divisional VP - SE

Kevin Rooney               Divisional VP - MID

Gerald Boucher             Divisional VP - W

Brad Coustan               Divisional VP

Wayne Peterson             Chief Compliance Officer

Stewart Gregg              Secretary

Wayne A. Robinson          Assistant Secretary


c.  Not  Applicable

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

Allianz Life Insurance Company of New York ("Company"), formerly Preferred Life Insurance Company of New York, hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 27th day of April, 2004.

     ALLIANZ LIFE OF NY VARIABLE
     ACCOUNT C
                 (Registrant)


By:  ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Stewart D. Gregg

     -------------------------
     Stewart D. Gregg
     Senior Counsel

     ALLIANZ LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)

By: /s/ Stewart D. Gregg

     -------------------------
     Stewart D. Gregg
     Senior Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th of April, 2004.

Signature and Title

Dennis Marion*          Director
Dennis Marion

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson

Eugene Long*            Director
Eugene Long             Vice President of Operations

Reinhard W. Obermueller*Director
Reinhard W. Obermueller

Stephen R. Herbert*     Director
Stephen R. Herbert

Jack F. Rockett*        Director
Jack F. Rockett

Kevin Walker*           Treasurer and Director
Kevin Walker

Christopher Pinkerton*  Director
Christopher Pinkerton

Gabby Matzdorff*        Director
Gabby Matzdorff         Chief Financial Officer

Charles Kavitsky*       Chairman of the Board, President
Charles Kavitsky        and Chief Executive Officer

Stephen Blaske*         Director
Stephen Blaske

Denise Blizil*          Director
Denise Blizil

Suzanne Pepin*          Secretary and Director
Suzanne Pepin

                                    *By Power  of  Attorney filed as Exhibit 13
                                     to this Registration Statement.

                                     By /S/ Stewart D. Gregg
                                      --------------------------
                                      Stewart D. Gregg
                                      Senior Counsel

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 14

                                       TO

                                    FORM N-4
                               (File No. 333-75718)

                        ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                INDEX TO EXHIBITS

EXHIBIT
EX-99.B8.u.  Copy of Service Agreement - Oppenheimer
EX-99.B8.v.  Copy of Service Agreement - PIMCO
EX-99.B8.w.  Copy of Service Agreement - Prudential
EX-99.B8.x.  Copy of Service Agreement - Seligman
EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent of Independent Auditor